UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—April 30, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Emerging Markets Stock Index Fund Investor Shares - VEIEX

Vanguard Emerging Markets Stock Index Fund FTSE Emerging Markets ETF Shares - VWO

Vanguard Emerging Markets Stock Index Fund Admiral™ Shares - VEMAX

Vanguard Emerging Markets Stock Index Fund Institutional Shares - VEMIX

Vanguard Emerging Markets Stock Index Fund Institutional Plus Shares - VEMRX

Vanguard Emerging Markets Stock Index Fund
Investor Shares (VEIEX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$14	0.29%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$112,078
Number of Portfolio Holdings	5,973
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	3.6%
Asia	86.8%
Europe	1.4%
North America	2.2%
South America	5.3%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR533

Vanguard Emerging Markets Stock Index Fund
FTSE Emerging Markets ETF Shares (VWO) NYSE Arca
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Emerging Markets ETF Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$112,078
Number of Portfolio Holdings	5,973
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	3.6%
Asia	86.8%
Europe	1.4%
North America	2.2%
South America	5.3%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR964

Vanguard Emerging Markets Stock Index Fund
Admiral™ Shares (VEMAX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$112,078
Number of Portfolio Holdings	5,973
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	3.6%
Asia	86.8%
Europe	1.4%
North America	2.2%
South America	5.3%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5533

Vanguard Emerging Markets Stock Index Fund
Institutional Shares (VEMIX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.10%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$112,078
Number of Portfolio Holdings	5,973
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	3.6%
Asia	86.8%
Europe	1.4%
North America	2.2%
South America	5.3%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR239

Vanguard Emerging Markets Stock Index Fund
Institutional Plus Shares (VEMRX)
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Vanguard Emerging Markets Stock Index Fund (the "Fund") for the period of November 1, 2024, to April 30, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.08%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of April 30, 2025)
Fund Net Assets (in millions)	$112,078
Number of Portfolio Holdings	5,973
Portfolio Turnover Rate	3%
Portfolio Composition % of Net Assets (as of April 30, 2025)
Africa	3.6%
Asia	86.8%
Europe	1.4%
North America	2.2%
South America	5.3%
Other Assets and Liabilities—Net	0.7%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1865

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended April 30, 2025
Vanguard Emerging Markets Stock Index Fund

Contents
Financial Statements	1

Emerging Markets Stock Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.1%)
Brazil (3.4%)
	Vale SA	46,631,492	434,339
	Petroleo Brasileiro SA	47,422,968	267,818
	B3 SA - Brasil Bolsa Balcao	69,309,557	164,751
	WEG SA	19,029,850	149,686
	Ambev SA	56,013,046	143,804
	Centrais Eletricas Brasileiras SA	16,299,138	126,225
	JBS SA	14,548,147	112,998
	Banco do Brasil SA	22,066,124	112,486
	Banco BTG Pactual SA	15,130,859	101,607
	Localiza Rent a Car SA	12,686,147	96,032
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,681,436	93,948
*	Embraer SA	8,195,711	93,754
	Equatorial Energia SA	12,592,514	81,677
	Suzano SA	8,554,765	75,491
	Itau Unibanco Holding SA ADR	11,368,239	71,734
	BB Seguridade Participacoes SA	8,639,337	65,109
[1]	Rede D'Or Sao Luiz SA	10,886,751	61,425
*	PRIO SA	10,025,664	59,552
	Rumo SA	16,193,241	55,355
	Telefonica Brasil SA	11,116,880	54,437
	Vibra Energia SA	14,306,055	47,392
	Banco Bradesco SA	19,625,025	42,292
	Klabin SA	11,289,811	36,863
	Lojas Renner SA	13,441,584	34,604
	CCR SA	14,598,985	34,599
	BRF SA	8,395,133	33,580
	Energisa SA	4,117,654	33,332
	Ultrapar Participacoes SA	10,464,295	32,876
	Raia Drogasil SA	9,299,096	32,509
	TIM SA	9,497,187	31,712
	Itau Unibanco Holding SA	5,481,383	30,019
	TOTVS SA	4,450,970	29,505
	Sendas Distribuidora SA	15,676,413	25,385
*,1	Hapvida Participacoes e Investimentos SA	61,238,762	25,034
*	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	1,166,239	23,710
	Hypera SA	5,262,303	22,365
	Cosan SA	15,656,131	21,435
*	Natura & Co. Holding SA	12,426,300	20,823
	Santos Brasil Participacoes SA	8,609,332	20,541
	Kinea Rendimentos Imobiliarios FII	1,110,081	20,186
	Allos SA	5,235,724	19,614
*	Cia De Sanena Do Parana	3,621,136	19,608
*	Eneva SA	7,884,953	18,771
	Porto Seguro SA	2,410,136	18,682
	Tres Tentos Agroindustrial SA	6,477,603	18,491
	Cia Paranaense de Energia - Copel	9,531,419	17,534
*	Multiplan Empreendimentos Imobiliarios SA	3,835,379	17,396
	Transmissora Alianca de Energia Eletrica SA	2,747,971	17,393
	Caixa Seguridade Participacoes SA	5,899,900	17,008
	Engie Brasil Energia SA	2,280,916	16,708
	Brava Energia	5,400,151	16,519
	CPFL Energia SA	2,449,047	16,480
[2]	Banco Santander Brasil SA ADR	3,101,965	16,316
	Marfrig Global Foods SA	4,307,322	16,303
[1]	GPS Participacoes e Empreendimentos SA	5,859,197	15,590
	Banco Bradesco SA ADR	6,336,162	15,587
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,532,707	15,431
	Kinea Indice de Precos FII	891,338	14,338
	XP MALLS FDO INV IMOB FII	755,470	14,177
*	Embraer SA ADR	306,729	14,091

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Iguatemi SA	3,764,800	13,626
[2]	Cia Paranaense de Energia - Copel ADR (XNYS)	1,528,503	12,396
	Petroleo Brasileiro SA ADR	1,151,766	12,163
	Neoenergia SA	2,903,059	11,714
	Kinea Renda Imobiliaria FII	430,901	11,291
	Cogna Educacao SA	24,713,716	11,235
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	389,897	11,047
	Atacadao SA	6,894,675	10,387
	Direcional Engenharia SA	1,575,630	10,092
	Cia Siderurgica Nacional SA	5,825,344	9,546
	Cia de Saneamento de Minas Gerais Copasa MG	2,526,470	9,545
	Banco Santander Brasil SA	1,823,517	9,485
	SLC Agricola SA	2,689,666	9,379
	FII BTLG	510,391	9,058
*	IRB-Brasil Resseguros SA	1,073,777	9,050
	Azzas 2154 SA	1,570,422	8,811
	Fleury SA	3,775,790	8,643
*	Serena Energia SA	4,981,647	8,602
	Cia Energetica de Minas Gerais ADR	4,339,107	8,201
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	365,320	7,929
	Magazine Luiza SA	4,812,757	7,904
	Alupar Investimento SA	1,438,205	7,810
	M Dias Branco SA	1,665,845	7,447
	CSN Mineracao SA	6,862,314	7,424
	Grupo Mateus SA	5,441,108	7,382
	Wilson Sons SA	2,427,102	7,326
	Auren Energia SA	4,651,786	7,320
	Cury Construtora e Incorporadora SA	1,476,500	7,168
	Vinci Shopping Centers FII	373,923	7,061
	Smartfit Escola de Ginastica e Danca SA	1,602,841	6,905
	XP Log FII	378,271	6,745
	Odontoprev SA	3,569,638	6,718
	YDUQS Participacoes SA	2,602,050	6,552
	Sao Martinho SA	1,893,495	6,509
*	Orizon Valorizacao de Residuos SA	745,658	6,443
	Fras-Le SA	1,204,472	6,206
	Capitania Securities II FII	4,501,890	6,053
	FII Iridium	482,790	5,889
*	MRV Engenharia e Participacoes SA	5,181,663	5,405
*	Hidrovias do Brasil SA	9,882,321	5,276
	Vivara Participacoes SA	1,351,960	5,267
	Maxi Renda FII	3,150,063	5,162
	Hedge Brasil Shopping FII	147,126	5,118
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,746,050	4,981
	Kinea High Yield CRI - FII	276,748	4,954
	Fii UBS Br Receb Imob	315,969	4,703
*	Ambipar Participacoes e Empreendimentos SA Class B	218,048	4,687
	Grendene SA	4,677,397	4,583
	Fundo De Investimento Imobiliario Tg Ativo Real	283,454	4,490
	Dexco SA	4,587,118	4,470
*	Oncoclinicas do Brasil Servicos Medicos SA	4,102,155	4,373
	Petroreconcavo SA	1,903,544	4,307
	Iochpe Maxion SA	1,789,849	3,886
*	SIMPAR SA	4,098,800	3,871
	JHSF Participacoes SA	4,277,300	3,866
	Vulcabras SA	1,282,435	3,796
*	Minerva SA	3,611,757	3,761
[2]	Cia Siderurgica Nacional SA ADR	2,211,796	3,716
[2]	TIM SA ADR	220,513	3,678
	Tupy SA	958,992	3,625
	EcoRodovias Infraestrutura e Logistica SA	3,042,171	3,543
	Pet Center Comercio e Participacoes SA	4,291,795	3,517
	Fundo De Investimento Imobiliario VBI Prime Properties	247,044	3,500
	Mahle Metal Leve SA	647,073	3,377
*	Cia Brasileira de Distribuicao	4,286,691	3,195
	Mills Locacao Servicos e Logistica SA	1,736,259	3,108
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	767,886	2,866
[2]	Cia Paranaense de Energia - Copel ADR	379,139	2,802
[1]	LWSA SA	4,218,744	2,684
[2]	Sendas Distribuidora SA ADR	321,137	2,608

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Centrais Eletricas Brasileiras SA ADR	328,208	2,527
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	997,000	2,486
	Ez Tec Empreendimentos e Participacoes SA	1,041,178	2,436
	Grupo SBF SA	1,292,568	2,417
	LOG Commercial Properties e Participacoes SA	620,218	2,295
*	CVC Brasil Operadora e Agencia de Viagens SA	5,963,762	2,280
*	Itausa SA	1,019,224	1,918
*	Cia Brasileira de Aluminio	2,626,601	1,819
	Cia Energetica de Minas Gerais	667,540	1,793
*	Log-in Logistica Intermodal SA	449,600	1,768
	Armac Locacao Logistica E Servicos SA	2,201,850	1,699
	Centrais Eletricas Brasileiras SA ADR (XNYS)	191,585	1,644
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	1,472,000	1,429
	Gerdau SA ADR	450,448	1,176
*	Diagnosticos da America SA	3,728,865	1,156
	Camil Alimentos SA	1,402,600	1,078
*,2	Braskem SA Class A ADR	272,413	1,013
	Trx Real Estate FII	36,321	667
*	Automob Participacoes SA	5,832,405	278
*	Cia Brasileira de Distribuicao ADR	354,344	252
			3,845,395
Chile (0.6%)
	Banco de Chile	554,526,053	81,402
	Cencosud SA	17,101,994	58,518
	Banco de Credito e Inversiones SA	1,205,902	47,758
	Falabella SA	10,137,079	46,030
	Empresas Copec SA	6,200,940	42,567
	Latam Airlines Group SA	2,590,562,343	40,901
	Banco Santander Chile	602,114,537	36,404
	Plaza SA	12,733,872	29,922
	Enel Americas SA	239,483,991	23,516
	Empresas CMPC SA	14,913,580	23,389
	Enel Chile SA	315,596,219	22,331
	Parque Arauco SA	8,822,045	20,311
	Cia Cervecerias Unidas SA	1,993,273	15,304
*	Banco Itau Chile SA	995,355	14,505
	Colbun SA	90,963,447	14,217
	Quinenco SA	3,332,252	14,003
	Cia Sud Americana de Vapores SA	246,148,037	13,596
	Cencosud Shopping SA	6,341,546	13,394
	Aguas Andinas SA Class A	36,202,480	13,378
	Banco Santander Chile ADR	474,037	11,420
	SMU SA	52,900,921	10,364
	Vina Concha y Toro SA	6,063,883	7,518
*	Engie Energia Chile SA	5,876,332	6,957
*	Ripley Corp. SA	14,504,765	6,706
	Inversiones Aguas Metropolitanas SA	6,741,307	6,123
	Inversiones La Construccion SA	449,396	5,226
	Empresa Nacional de Telecomunicaciones SA	1,645,314	4,761
[2]	Sociedad Quimica y Minera de Chile SA ADR	131,157	4,486
*	CAP SA	856,377	4,404
	SONDA SA	7,171,699	2,883
	Enel Chile SA ADR	72,748	255
			642,549
China (31.2%)
	Tencent Holdings Ltd.	78,472,144	4,806,494
	Alibaba Group Holding Ltd.	217,119,060	3,241,594
*,1	Xiaomi Corp. Class B	218,537,600	1,399,122
*,1	Meituan Class B	70,467,686	1,166,764
	China Construction Bank Corp. Class H	1,195,403,103	981,938
*	PDD Holdings Inc. ADR	9,047,123	955,105
	BYD Co. Ltd. Class H	15,693,316	745,374
	Industrial & Commercial Bank of China Ltd. Class H	1,007,368,614	690,060
	Bank of China Ltd. Class H	1,069,722,735	597,305
	JD.com Inc. Class A	32,602,843	530,821
	Ping An Insurance Group Co. of China Ltd. Class H	82,950,313	496,461
[2]	NetEase Inc.	23,031,211	495,087
	Trip.com Group Ltd.	7,953,403	479,119
*	Baidu Inc. Class A	28,438,915	313,596

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Bank Co. Ltd. Class H	48,456,795	264,315
	Agricultural Bank of China Ltd. Class H	393,169,343	239,919
*,1	Kuaishou Technology	36,045,700	237,912
	Kweichow Moutai Co. Ltd. Class A	1,071,304	228,242
[1]	Pop Mart International Group Ltd.	8,774,000	218,835
	PetroChina Co. Ltd. Class H	265,982,227	203,247
*	BeiGene Ltd.	9,986,500	201,822
[2]	Yum China Holdings Inc.	4,141,700	193,490
	ANTA Sports Products Ltd.	16,026,005	189,360
*	Li Auto Inc. Class A	15,104,323	184,041
	China Life Insurance Co. Ltd. Class H	95,359,734	174,279
	Zijin Mining Group Co. Ltd. Class H	76,553,097	167,244
	China Shenhua Energy Co. Ltd. Class H	43,144,860	162,145
	KE Holdings Inc. ADR	7,825,036	158,848
	PICC Property & Casualty Co. Ltd. Class H	86,230,207	158,788
	Geely Automobile Holdings Ltd.	75,505,743	158,509
	China Petroleum & Chemical Corp. Class H	306,850,822	156,639
*,2	XPeng Inc. Class A	16,645,165	154,950
*,1	Innovent Biologics Inc.	18,710,820	129,590
*,1	Wuxi Biologics Cayman Inc.	44,201,566	128,380
	Tencent Music Entertainment Group ADR	9,385,692	125,956
	Contemporary Amperex Technology Co. Ltd. Class A	3,765,623	120,401
	China Resources Land Ltd.	35,206,325	118,455
	Full Truck Alliance Co. Ltd. ADR	9,545,547	108,437
[1,2]	Nongfu Spring Co. Ltd. Class H	22,333,600	102,672
*,1	Akeso Inc.	9,073,000	100,606
	ZTO Express Cayman Inc.	5,312,550	98,940
	China Merchants Bank Co. Ltd. Class A	17,587,849	98,713
	China Mengniu Dairy Co. Ltd.	39,191,920	97,613
	New Oriental Education & Technology Group Inc.	19,440,750	95,244
	China CITIC Bank Corp. Ltd. Class H	119,411,476	94,446
	China Pacific Insurance Group Co. Ltd. Class H	33,241,192	90,442
	CSPC Pharmaceutical Group Ltd.	111,372,529	87,721
	China Overseas Land & Investment Ltd.	49,078,341	87,072
	H World Group Ltd.	24,739,430	86,790
[1]	China Tower Corp. Ltd. Class H	59,795,493	86,612
	Haier Smart Home Co. Ltd. Class H	29,471,655	85,528
	China Yangtze Power Co. Ltd. Class A	20,957,200	85,102
[1]	Postal Savings Bank of China Co. Ltd. Class H	138,388,010	85,079
*,2	NIO Inc. Class A	20,584,728	82,451
	Bank of Communications Co. Ltd. Class H	92,857,609	81,200
	ENN Energy Holdings Ltd.	9,739,255	76,885
	CITIC Ltd.	63,114,026	76,726
	BYD Co. Ltd. Class A	1,554,650	75,662
*	Kanzhun Ltd. ADR	4,673,236	71,501
	China Resources Beer Holdings Co. Ltd.	20,198,624	71,002
	Sunny Optical Technology Group Co. Ltd.	8,318,875	69,997
*,2	J&T Global Express Ltd.	87,175,800	67,725
	China Hongqiao Group Ltd.	35,965,500	64,559
	People's Insurance Co. Group of China Ltd. Class H	108,984,422	64,499
	Ping An Insurance Group Co. of China Ltd. Class A	9,192,600	64,233
*	Bilibili Inc.	3,644,961	63,984
	Industrial & Commercial Bank of China Ltd. Class A	66,176,776	63,861
[1]	Giant Biogene Holding Co. Ltd.	6,163,400	63,679
*,1	JD Health International Inc.	13,274,940	62,992
*	Kingdee International Software Group Co. Ltd.	37,013,284	62,952
*,1,2	SenseTime Group Inc. Class B	324,772,000	62,713
	Sino Biopharmaceutical Ltd.	124,347,444	62,447
*,1	Zhejiang Leapmotor Technology Co. Ltd.	8,664,700	62,007
	China Resources Power Holdings Co. Ltd.	25,389,149	61,249
	Wuliangye Yibin Co. Ltd. Class A	3,308,486	58,637
	COSCO SHIPPING Holdings Co. Ltd. Class H	38,136,605	57,549
	Qifu Technology Inc. Class A ADR	1,395,357	57,252
	Vipshop Holdings Ltd. ADR	4,148,415	56,501
*	Yangzijiang Shipbuilding Holdings Ltd.	32,721,798	56,051
	Tsingtao Brewery Co. Ltd. Class H	7,817,786	55,244
	Agricultural Bank of China Ltd. Class A	73,590,995	54,926
	Li Ning Co. Ltd.	28,658,574	54,031
	CITIC Securities Co. Ltd. Class H	21,669,438	53,557
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	7,553,600	53,419

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1,2]	Guotai Haitong Securities Co. Ltd. Class H	36,776,227	52,415
	Kingsoft Corp. Ltd.	10,511,678	52,373
	Industrial Bank Co. Ltd. Class A	17,635,226	50,717
*,2	Alibaba Health Information Technology Ltd.	74,524,112	48,211
	Weichai Power Co. Ltd. Class H	24,613,294	48,018
[1]	CGN Power Co. Ltd. Class H	146,540,514	46,646
*	TAL Education Group ADR	5,314,391	46,501
	Zhaojin Mining Industry Co. Ltd. Class H	19,110,667	45,528
	Kunlun Energy Co. Ltd.	47,082,541	44,878
[1]	Haidilao International Holding Ltd.	19,489,000	43,881
	China Galaxy Securities Co. Ltd. Class H	48,003,875	43,608
	Tingyi Cayman Islands Holding Corp.	24,068,000	43,475
*,2	Zai Lab Ltd.	13,643,920	43,461
	Anhui Conch Cement Co. Ltd. Class H	15,128,135	42,617
	Great Wall Motor Co. Ltd. Class H	29,767,375	42,537
	Zijin Mining Group Co. Ltd. Class A	17,583,944	42,397
*	Midea Group Co. Ltd. Class H	4,454,017	42,042
[2]	Yankuang Energy Group Co. Ltd. Class H	39,595,944	41,355
	BYD Electronic International Co. Ltd.	9,927,029	41,201
[1,2]	Longfor Group Holdings Ltd.	30,773,601	41,162
	Hygon Information Technology Co. Ltd. Class A	1,987,581	40,745
[1,2]	Smoore International Holdings Ltd.	23,336,000	40,390
	Tongcheng Travel Holdings Ltd.	15,021,200	39,401
	CMOC Group Ltd. Class H	49,937,171	39,204
	China Minsheng Banking Corp. Ltd. Class H	82,588,094	38,755
[1]	China Feihe Ltd.	51,233,000	38,717
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,469,179	38,435
[1]	Hansoh Pharmaceutical Group Co. Ltd.	12,357,000	38,294
	East Money Information Co. Ltd. Class A	13,417,158	38,057
	Shanghai Pudong Development Bank Co. Ltd. Class A	24,981,711	37,686
	Sinopharm Group Co. Ltd. Class H	15,940,225	37,567
[1]	China Resources Mixc Lifestyle Services Ltd.	7,465,800	35,766
	New China Life Insurance Co. Ltd. Class H	9,510,612	34,732
	Bank of Communications Co. Ltd. Class A	33,663,939	34,637
[1,2]	Hua Hong Semiconductor Ltd.	7,568,606	34,610
*	Cambricon Technologies Corp. Ltd. Class A	356,483	34,605
[1]	3SBio Inc.	22,357,086	34,472
	Huaneng Power International Inc. Class H	54,844,822	33,974
	China State Construction International Holdings Ltd.	22,880,728	33,727
*,1	JD Logistics Inc.	21,496,946	33,716
	China Longyuan Power Group Corp. Ltd. Class H	42,660,493	33,701
	China Gas Holdings Ltd.	37,086,893	33,532
	CITIC Securities Co. Ltd. Class A	9,630,106	33,192
[1]	China International Capital Corp. Ltd. Class H	19,203,140	33,033
[1,2]	WuXi AppTec Co. Ltd. Class H	4,189,119	32,376
*	GDS Holdings Ltd. Class A	10,159,344	32,227
	China Shenhua Energy Co. Ltd. Class A	6,068,136	32,008
	China Resources Gas Group Ltd.	11,440,105	31,957
	CRRC Corp. Ltd. Class H	51,161,000	31,574
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,033,924	31,270
*,2	China Ruyi Holdings Ltd.	117,422,709	30,861
	Guangdong Investment Ltd.	37,710,021	30,516
	Bank of China Ltd. Class A	38,503,297	29,304
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,042,040	29,289
	China Petroleum & Chemical Corp. Class A	37,336,501	29,103
[2]	ZTE Corp. Class H	9,823,239	28,999
*,2	GCL Technology Holdings Ltd.	276,718,000	28,124
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	6,975,679	27,999
	NAURA Technology Group Co. Ltd. Class A	448,153	27,870
[2]	China Coal Energy Co. Ltd. Class H	26,942,653	27,837
	Aluminum Corp. of China Ltd. Class H	51,745,237	27,773
	Guotai Haitong Securities Co. Ltd.	11,623,604	27,623
[1]	Yadea Group Holdings Ltd.	14,982,000	27,040
	Foxconn Industrial Internet Co. Ltd. Class A	10,709,520	26,996
	Bosideng International Holdings Ltd.	52,077,764	26,948
	China State Construction Engineering Corp. Ltd. Class A	35,276,742	26,767
[2]	MINISO Group Holding Ltd.	5,933,912	26,678
	China Merchants Port Holdings Co. Ltd.	16,426,671	26,668
	Luxshare Precision Industry Co. Ltd. Class A	6,210,042	26,434
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,287,675	26,426

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangxi Copper Co. Ltd. Class H	15,412,722	25,898
	China Taiping Insurance Holdings Co. Ltd.	18,696,400	25,890
[1,2]	Meitu Inc.	36,076,436	25,449
[1]	Huatai Securities Co. Ltd. Class H	17,095,808	25,336
	Kingboard Holdings Ltd.	9,373,608	25,182
	Muyuan Foods Co. Ltd. Class A	4,602,185	25,142
	Yum China Holdings Inc. (XHKG)	579,219	25,086
	SF Holding Co. Ltd. Class A	4,168,922	24,977
	PetroChina Co. Ltd. Class A	22,646,669	24,924
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	573,100	24,516
	Ping An Bank Co. Ltd. Class A	16,263,546	24,450
	Beijing Enterprises Holdings Ltd.	6,015,767	24,409
	Anhui Gujing Distillery Co. Ltd. Class B	1,589,410	24,323
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	4,211,415	24,315
	Country Garden Services Holdings Co. Ltd.	26,253,827	23,439
*	Genscript Biotech Corp.	16,644,320	23,378
	Chongqing Rural Commercial Bank Co. Ltd. Class H	30,146,539	23,145
[1,2]	Shandong Gold Mining Co. Ltd. Class H	7,834,450	23,080
	Seres Group Co. Ltd. Class A	1,282,648	23,055
	China Pacific Insurance Group Co. Ltd. Class A	5,605,924	23,042
	China Railway Group Ltd. Class H	53,412,604	22,982
	Shenzhen Inovance Technology Co. Ltd. Class A	2,332,828	22,963
	China Power International Development Ltd.	57,584,063	22,618
[2]	Dongyue Group Ltd.	18,790,339	22,175
	Bank of Jiangsu Co. Ltd. Class A	15,779,597	22,090
	Gree Electric Appliances Inc. of Zhuhai Class A	3,515,620	22,060
	Shaanxi Coal Industry Co. Ltd. Class A	8,349,305	22,045
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,783,044	21,922
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,328,518	21,834
	China National Nuclear Power Co. Ltd. Class A	16,862,779	21,439
*	Minth Group Ltd.	8,963,006	21,409
	China National Building Material Co. Ltd. Class H	44,054,541	21,362
	China Everbright Environment Group Ltd.	46,049,203	21,277
	Luzhou Laojiao Co. Ltd. Class A	1,247,460	21,257
	NARI Technology Co. Ltd. Class A	6,755,069	20,611
	China Everbright Bank Co. Ltd. Class A	39,556,794	20,593
	Jiangsu Expressway Co. Ltd. Class H	16,416,976	20,429
*,2	UBTech Robotics Corp. Ltd.	1,823,050	20,421
	Sinotruk Hong Kong Ltd.	8,474,467	20,363
	Hengan International Group Co. Ltd.	7,534,026	20,312
	CRRC Corp. Ltd. Class A	20,983,089	20,270
*,2	WuXi XDC Cayman Inc.	4,296,500	20,244
	Autohome Inc. ADR	739,350	20,169
	Wanhua Chemical Group Co. Ltd. Class A	2,671,161	20,040
	Greentown China Holdings Ltd.	15,630,219	19,945
*,1	Ascentage Pharma Group International	3,146,200	19,889
*,2	China Vanke Co. Ltd. Class H	28,888,700	19,804
[2]	Chinasoft International Ltd.	30,465,155	19,417
	China Gold International Resources Corp. Ltd.	3,072,100	19,390
	Will Semiconductor Co. Ltd. Shanghai Class A	1,066,420	19,371
*,1	NetEase Cloud Music Inc.	811,750	18,984
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	23,727,942	18,960
	China Oilfield Services Ltd. Class H	24,234,880	18,952
	Sany Heavy Industry Co. Ltd. Class A	7,261,790	18,919
*,1	China CITIC Financial Asset Management Co. Ltd. Class H	199,500,000	18,854
[2]	Xinyi Solar Holdings Ltd.	56,078,000	18,649
*,2	Kingsoft Cloud Holdings Ltd.	20,168,265	18,647
	Shenzhen International Holdings Ltd.	18,156,978	18,575
	China Conch Venture Holdings Ltd.	18,029,018	18,504
	Bank of Ningbo Co. Ltd. Class A	5,598,581	18,439
	Haier Smart Home Co. Ltd. Class A	5,382,707	18,399
	Far East Horizon Ltd.	23,682,130	18,376
	COSCO SHIPPING Holdings Co. Ltd. Class A	9,197,038	18,177
	C&D International Investment Group Ltd.	8,673,966	18,141
	WuXi AppTec Co. Ltd. Class A	2,178,862	17,782
	GF Securities Co. Ltd. Class H	13,604,600	17,722
*,1	China Literature Ltd.	5,097,164	17,700
	Bank of Shanghai Co. Ltd. Class A	12,200,494	17,447
	Zhejiang Expressway Co. Ltd. Class H	21,047,877	17,348
	Uni-President China Holdings Ltd.	14,425,000	17,307

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China United Network Communications Ltd. Class A	23,592,914	17,286
	China Everbright Bank Co. Ltd. Class H	39,207,956	17,025
	Haitian International Holdings Ltd.	7,346,180	17,017
	RLX Technology Inc. ADR	9,134,015	16,989
	TravelSky Technology Ltd. Class H	12,099,867	16,844
	China Medical System Holdings Ltd.	15,558,584	16,606
	Hithink RoyalFlush Information Network Co. Ltd. Class A	460,787	16,349
	Beijing Kingsoft Office Software Inc. Class A	402,035	16,332
	Yangzijiang Financial Holding Ltd.	29,770,798	16,232
	Beijing Enterprises Water Group Ltd.	51,306,691	16,205
	Atour Lifestyle Holdings Ltd. ADR	661,153	16,159
	China Communications Services Corp. Ltd. Class H	31,010,821	16,150
*	XD Inc.	3,492,800	16,066
	SAIC Motor Corp. Ltd. Class A	7,146,178	16,003
	China Minsheng Banking Corp. Ltd. Class A	29,109,990	15,967
	Dongfeng Motor Group Co. Ltd. Class H	28,583,430	15,821
	China CSSC Holdings Ltd. Class A	3,917,393	15,798
*,2	Sunac China Holdings Ltd.	82,131,000	15,759
*,1,2	Tuhu Car Inc. Class A	7,083,800	15,200
[2]	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,011,626	15,059
	Shandong Gold Mining Co. Ltd. Class A	3,587,580	15,018
	JOYY Inc. ADR	364,077	14,985
*,1,2	Keymed Biosciences Inc.	2,602,000	14,962
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	529,671	14,961
	Fuyao Glass Industry Group Co. Ltd. Class A	1,861,229	14,891
	Bank of Beijing Co. Ltd. Class A	17,986,135	14,862
	China Tourism Group Duty Free Corp. Ltd. Class A	1,700,710	14,845
	AviChina Industry & Technology Co. Ltd. Class H	32,235,476	14,834
[2]	Hisense Home Appliances Group Co. Ltd. Class H	4,867,000	14,760
	Baoshan Iron & Steel Co. Ltd. Class A	15,637,578	14,710
[2]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	18,320,261	14,530
	ZTE Corp. Class A	3,282,745	14,493
	Aier Eye Hospital Group Co. Ltd. Class A	8,071,418	14,439
[2]	Kingboard Laminates Holdings Ltd.	13,636,799	14,238
[1]	Topsports International Holdings Ltd.	35,457,000	14,096
	Shenwan Hongyuan Group Co. Ltd. Class A	21,596,762	14,037
[2]	Sunshine Insurance Group Co. Ltd.	31,393,500	13,973
[2]	China Cinda Asset Management Co. Ltd. Class H	109,161,276	13,925
*,2	Qunabox Group Ltd.	997,854	13,918
	Postal Savings Bank of China Co. Ltd. Class A	19,661,600	13,859
	Shanghai Baosight Software Co. Ltd. Class B	9,425,411	13,838
*,1	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,518,193	13,744
	Fosun International Ltd.	26,430,625	13,702
	Huatai Securities Co. Ltd. Class A	6,189,601	13,693
	Daqin Railway Co. Ltd. Class A	15,326,680	13,679
[1]	China Resources Pharmaceutical Group Ltd.	21,665,626	13,676
	Sinopec Engineering Group Co. Ltd. Class H	19,076,064	13,574
[1]	CSC Financial Co. Ltd. Class H	11,970,000	13,544
[2]	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	18,785,332	13,536
	SDIC Power Holdings Co. Ltd. Class A	6,525,655	13,518
[2]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,751,000	13,498
	Advanced Micro-Fabrication Equipment Inc. China Class A	516,891	13,417
	Huaxia Bank Co. Ltd. Class A	13,365,131	13,388
	BOE Technology Group Co. Ltd. Class A	25,304,054	13,382
*,2	Air China Ltd. Class H	22,419,808	13,357
	FinVolution Group ADR	1,684,710	13,326
	LONGi Green Energy Technology Co. Ltd. Class A	6,568,562	13,300
[2]	Brilliance China Automotive Holdings Ltd.	37,542,000	13,288
	Grand Pharmaceutical Group Ltd.	17,207,210	13,186
	Bank of Nanjing Co. Ltd. Class A	9,165,374	13,153
	Iflytek Co. Ltd. Class A	2,021,349	13,118
	China Jinmao Holdings Group Ltd.	87,377,771	12,929
	Wens Foodstuff Group Co. Ltd. Class A	5,533,342	12,913
	CSC Financial Co. Ltd. Class A	4,018,545	12,857
	China Three Gorges Renewables Group Co. Ltd. Class A	21,913,436	12,855
	Fufeng Group Ltd.	15,317,495	12,797
	Lens Technology Co. Ltd. Class A	4,433,754	12,754
	XCMG Construction Machinery Co. Ltd. Class A	10,455,015	12,692
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	5,175,240	12,618
[2]	Zhongsheng Group Holdings Ltd.	8,349,406	12,563

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Securities Co. Ltd. Class A	5,543,574	12,539
	Jiangsu Yanghe Distillery Co. Ltd. Class A	1,320,370	12,473
	Weichai Power Co. Ltd. Class A	5,931,511	12,440
[2]	Yuexiu Property Co. Ltd.	20,431,431	12,331
*,1	InnoCare Pharma Ltd.	9,283,000	12,129
	China Railway Group Ltd. Class A	15,947,653	12,121
	Focus Media Information Technology Co. Ltd. Class A	12,195,448	12,106
	China Galaxy Securities Co. Ltd. Class A	5,606,995	12,067
*	Newborn Town Inc.	11,459,729	12,059
[2]	China Suntien Green Energy Corp. Ltd. Class H	22,426,823	11,987
	New China Life Insurance Co. Ltd. Class A	1,790,000	11,867
	Anhui Conch Cement Co. Ltd. Class A	3,548,064	11,756
*	DPC Dash Ltd.	917,100	11,682
*,2	Shanghai Electric Group Co. Ltd. Class H	35,365,315	11,621
[1,2]	Jinxin Fertility Group Ltd.	30,659,000	11,466
[2]	Huadian Power International Corp. Ltd. Class H	20,449,909	11,452
	Poly Developments & Holdings Group Co. Ltd. Class A	9,937,022	11,446
	China Overseas Property Holdings Ltd.	16,447,311	11,423
*	iQIYI Inc. ADR	6,192,916	11,395
	Yunnan Baiyao Group Co. Ltd. Class A	1,440,357	11,356
*,2	Alibaba Pictures Group Ltd.	173,469,250	11,330
*,2	Shanghai MicroPort MedBot Group Co. Ltd.	4,627,000	11,232
	Xtep International Holdings Ltd.	16,456,791	11,223
	LexinFintech Holdings Ltd. ADR	1,416,172	11,117
	Guangdong Haid Group Co. Ltd. Class A	1,455,526	11,114
	Sinotrans Ltd. Class H	25,479,836	11,074
	China Zheshang Bank Co. Ltd. Class H	32,753,000	11,074
*	Vnet Group Inc. ADR	1,759,873	11,070
	China CITIC Bank Corp. Ltd. Class A	11,134,261	11,056
[1,2]	Ping An Healthcare & Technology Co. Ltd.	11,398,895	10,958
	China Nonferrous Mining Corp. Ltd.	16,529,000	10,940
	TCL Electronics Holdings Ltd.	8,639,329	10,913
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,058,139	10,896
	Chongqing Changan Automobile Co. Ltd. Class A	6,444,202	10,884
	Guangzhou Automobile Group Co. Ltd. Class H	30,764,820	10,873
	AECC Aviation Power Co. Ltd. Class A	2,397,963	10,845
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,026,609	10,838
[1]	Simcere Pharmaceutical Group Ltd.	9,482,000	10,720
	Kuang-Chi Technologies Co. Ltd. Class A	1,834,404	10,665
	GF Securities Co. Ltd. Class A	4,952,541	10,641
*	Hesai Group ADR	564,641	10,621
	Bank of Hangzhou Co. Ltd. Class A	5,237,639	10,610
	Greentown Service Group Co. Ltd.	18,591,032	10,598
[2]	China Water Affairs Group Ltd.	13,760,149	10,594
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	5,989,812	10,584
	Montage Technology Co. Ltd. Class A	995,811	10,542
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,792,167	10,540
	Ningbo Tuopu Group Co. Ltd. Class A	1,455,036	10,521
*	GigaDevice Semiconductor Inc. Class A	588,779	10,445
	Yihai International Holding Ltd.	6,049,648	10,428
*,2	Microport Scientific Corp.	11,493,843	10,378
	Shenzhen Transsion Holdings Co. Ltd. Class A	996,136	10,297
	Chongqing Changan Automobile Co. Ltd. Class B	21,617,731	10,234
	China Reinsurance Group Corp. Class H	88,176,940	10,226
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,184,940	10,216
[2]	Datang International Power Generation Co. Ltd. Class H	42,630,046	10,158
	Eve Energy Co. Ltd. Class A	1,789,492	10,128
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,770,831	10,060
	Onewo Inc. Class H	3,632,800	10,025
	China Construction Bank Corp. Class A	7,993,110	9,966
	Anhui Expressway Co. Ltd. Class H	6,584,097	9,951
	Zhongji Innolight Co. Ltd. Class A	846,292	9,897
	Sichuan Chuantou Energy Co. Ltd. Class A	4,211,076	9,848
*,1,2	Remegen Co. Ltd. Class H	2,008,000	9,794
	Rongsheng Petrochemical Co. Ltd. Class A	8,480,548	9,724
	GD Power Development Co. Ltd. Class A	15,765,431	9,705
	Shanghai International Airport Co. Ltd. Class A	2,196,168	9,698
	Hello Group Inc. Class A ADR	1,688,839	9,643
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	7,589,960	9,564
	China Energy Engineering Corp. Ltd. Class A	31,498,656	9,538

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	China Southern Airlines Co. Ltd. Class H	23,193,638	9,525
	Power Construction Corp. of China Ltd. Class A	14,630,710	9,513
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	1,885,929	9,484
	TCL Technology Group Corp. Class A	16,276,894	9,289
[1,2]	China Merchants Securities Co. Ltd. Class H	6,059,856	9,191
*	ANE Cayman Inc.	8,592,000	9,134
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,630,876	9,048
*	EHang Holdings Ltd. ADR	539,778	9,041
[1]	China Railway Signal & Communication Corp. Ltd. Class H	22,432,798	9,021
	IEIT Systems Co. Ltd. Class A	1,274,150	8,968
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	1,322,400	8,950
	Lao Feng Xiang Co. Ltd. Class B	2,566,545	8,931
	Aluminum Corp. of China Ltd. Class A	10,051,919	8,871
	GoerTek Inc. Class A	3,019,232	8,831
	Bank of Chongqing Co. Ltd. Class H	9,069,066	8,830
[1,2]	Blue Moon Group Holdings Ltd.	17,936,500	8,823
	Sungrow Power Supply Co. Ltd. Class A	1,041,928	8,699
	Tongwei Co. Ltd. Class A	3,853,485	8,656
	Orient Securities Co. Ltd. Class A	6,853,071	8,648
*	Seazen Group Ltd.	34,060,101	8,566
	Shanghai Industrial Holdings Ltd.	5,608,289	8,559
*,1,2	East Buy Holding Ltd.	5,486,000	8,541
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,454,000	8,510
*	Air China Ltd. Class A	8,740,675	8,506
	360 Security Technology Inc. Class A	5,968,695	8,419
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,231,865	8,388
*,1,3	New Horizon Health Ltd.	4,595,000	8,378
	Zhejiang Juhua Co. Ltd. Class A	2,369,602	8,313
	Zhejiang NHU Co. Ltd. Class A	2,704,486	8,237
*,2	China Traditional Chinese Medicine Holdings Co. Ltd.	31,636,802	8,236
*	Beijing Capital International Airport Co. Ltd. Class H	22,790,447	8,216
	Huadong Medicine Co. Ltd. Class A	1,532,947	8,194
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,725,008	8,167
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,472,684	8,065
*,1,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,023,764	8,057
	Sany Heavy Equipment International Holdings Co. Ltd.	11,012,954	8,031
	Zhongjin Gold Corp. Ltd. Class A	4,257,183	8,019
	Tianli International Holdings Ltd.	15,664,741	7,947
[2]	Gushengtang Holdings Ltd.	1,974,500	7,939
	COSCO SHIPPING Ports Ltd.	15,235,359	7,886
*	Shanghai Electric Group Co. Ltd. Class A	7,785,430	7,840
	Weibo Corp. Class A	946,586	7,823
	Yankuang Energy Group Co. Ltd. Class A	4,654,387	7,820
*,1,2	Weimob Inc.	36,175,000	7,793
	Everbright Securities Co. Ltd. Class A	3,477,220	7,709
	CMOC Group Ltd. Class A	7,889,923	7,689
	Shougang Fushan Resources Group Ltd.	24,111,800	7,641
	Founder Securities Co. Ltd. Class A	7,445,703	7,641
	Victory Giant Technology Huizhou Co. Ltd. Class A	749,400	7,639
	Bank of Chengdu Co. Ltd. Class A	3,259,535	7,625
	Sanan Optoelectronics Co. Ltd. Class A	4,504,042	7,622
	Satellite Chemical Co. Ltd. Class A	3,046,562	7,617
[2]	Shoucheng Holdings Ltd.	36,919,211	7,567
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,728,363	7,566
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,044,514	7,558
	Metallurgical Corp. of China Ltd. Class H	39,668,885	7,501
	Poly Property Services Co. Ltd. Class H	1,885,600	7,487
	Sichuan Road & Bridge Group Co. Ltd. Class A	6,215,905	7,435
	TBEA Co. Ltd. Class A	4,648,575	7,381
	Yutong Bus Co. Ltd. Class A	1,983,214	7,329
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,232,723	7,308
	JinkoSolar Holding Co. Ltd. ADR	424,295	7,281
*,2	Nine Dragons Paper Holdings Ltd.	19,775,910	7,258
*	Daqo New Energy Corp. ADR	568,723	7,246
	Shengyi Technology Co. Ltd. Class A	2,154,356	7,229
	JCET Group Co. Ltd. Class A	1,569,295	7,229
	Anhui Gujing Distillery Co. Ltd. Class A	318,781	7,217
*,1,2	CALB Group Co. Ltd.	3,408,300	7,214
*	China Southern Airlines Co. Ltd. Class A	9,315,611	7,195
*	China Vanke Co. Ltd. Class A	7,657,267	7,183

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	BAIC Motor Corp. Ltd. Class H	29,162,093	7,169
	Shenzhen Expressway Corp. Ltd. Class H	8,365,170	7,111
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,404,699	7,104
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,083,177	7,068
	Eoptolink Technology Inc. Ltd. Class A	561,360	7,060
	Shanghai International Port Group Co. Ltd. Class A	9,402,334	7,053
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,508,509	7,038
	Guosen Securities Co. Ltd. Class A	4,692,062	7,021
	Huaneng Lancang River Hydropower Inc. Class A	5,335,500	7,016
	ENN Natural Gas Co. Ltd. Class A	2,576,100	7,010
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,939,815	7,002
	SSY Group Ltd.	18,439,775	6,998
	Shanjin International Gold Co. Ltd. Class A	2,485,333	6,986
	Sinopec Kantons Holdings Ltd.	12,390,075	6,977
	Lingyi iTech Guangdong Co. Class A	6,279,000	6,918
*,1	Legend Holdings Corp. Class H	6,933,114	6,882
	Huayu Automotive Systems Co. Ltd. Class A	2,798,393	6,869
	Beijing Enlight Media Co. Ltd. Class A	2,579,403	6,853
[2]	China Tobacco International HK Co. Ltd.	2,126,000	6,841
	Consun Pharmaceutical Group Ltd.	5,705,000	6,794
[2]	Tianneng Power International Ltd.	8,160,156	6,793
	Lufax Holding Ltd. ADR	2,341,388	6,790
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	45,522,131	6,742
	Great Wall Motor Co. Ltd. Class A	2,165,700	6,734
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,728,804	6,689
	Isoftstone Information Technology Group Co. Ltd. Class A	834,600	6,678
	Eastroc Beverage Group Co. Ltd. Class A	168,286	6,626
*	Hainan Airlines Holding Co. Ltd. Class A	36,158,000	6,625
[2]	Shanghai Conant Optical Co. Ltd. Class H	2,139,000	6,585
*	China Eastern Airlines Corp. Ltd. Class A	12,943,326	6,582
	China Energy Engineering Corp. Ltd. Class H	51,428,211	6,550
	Towngas Smart Energy Co. Ltd.	14,521,000	6,543
	Zhejiang Dahua Technology Co. Ltd. Class A	2,999,613	6,507
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	737,171	6,505
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,302,712	6,499
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,029,531	6,475
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,143,203	6,475
*	CSPC Innovation Pharmaceutical Co. Ltd. Class A	1,121,774	6,475
*,1,2	Luye Pharma Group Ltd.	24,930,456	6,473
	China Lesso Group Holdings Ltd.	12,106,317	6,445
*,2	China Eastern Airlines Corp. Ltd. Class H	21,635,558	6,441
	Goldwind Science & Technology Co. Ltd. Class H	9,339,890	6,436
	People's Insurance Co. Group of China Ltd. Class A	6,578,599	6,396
*,1	Evergrande Property Services Group Ltd.	66,889,500	6,387
*	COFCO Joycome Foods Ltd.	33,891,000	6,370
	Industrial Securities Co. Ltd. Class A	7,975,451	6,355
*,1,2	Alphamab Oncology	7,657,000	6,354
	Ningbo Deye Technology Co. Ltd. Class A	532,283	6,329
	BOE Technology Group Co. Ltd. Class B	19,019,441	6,328
	Sieyuan Electric Co. Ltd. Class A	633,940	6,288
[2]	Flat Glass Group Co. Ltd. Class H	5,559,000	6,282
[1,2]	Pharmaron Beijing Co. Ltd. Class H	3,609,523	6,259
	Tsingtao Brewery Co. Ltd. Class A	608,413	6,234
	Wasion Holdings Ltd.	6,008,000	6,215
	Yunnan Aluminium Co. Ltd. Class A	2,966,252	6,215
	Huizhou Desay Sv Automotive Co. Ltd. Class A	432,300	6,214
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	6,113,422	6,173
*	Loongson Technology Corp. Ltd. Class A	343,897	6,159
	Beijing Tong Ren Tang Co. Ltd. Class A	1,227,694	6,157
	CIMC Enric Holdings Ltd.	7,845,019	6,152
	Bestechnic Shanghai Co. Ltd. Class A	100,541	6,145
	Lonking Holdings Ltd.	24,382,868	6,140
	Hundsun Technologies Inc. Class A	1,708,039	6,124
	China International Marine Containers Group Co. Ltd. Class H	9,631,466	6,050
	Sun Art Retail Group Ltd.	25,219,500	6,019
*	China Greatwall Technology Group Co. Ltd. Class A	2,984,888	6,015
[1,2]	AsiaInfo Technologies Ltd.	4,974,000	6,001
	SG Micro Corp. Class A	429,963	5,998
	Spring Airlines Co. Ltd. Class A	811,136	5,984
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	1,853,488	5,966

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Resources Building Materials Technology Holdings Ltd.	28,271,076	5,965
*	Yonyou Network Technology Co. Ltd. Class A	2,909,726	5,910
	China National Chemical Engineering Co. Ltd. Class A	5,677,522	5,901
[1]	Genertec Universal Medical Group Co. Ltd.	8,933,168	5,892
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	442,757	5,869
	Hengli Petrochemical Co. Ltd. Class A	2,780,450	5,853
*,2	Canadian Solar Inc.	647,446	5,840
	China Everbright Ltd.	10,916,100	5,838
*	ZEEKR Intelligent Technology Holding Ltd. ADR	269,726	5,799
	China Merchants Energy Shipping Co. Ltd. Class A	7,198,203	5,792
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	8,008,343	5,791
*	CCOOP Group Co. Ltd. Class A	15,589,200	5,785
	China Jushi Co. Ltd. Class A	3,577,658	5,775
	China Coal Energy Co. Ltd. Class A	4,116,462	5,746
[1]	Orient Securities Co. Ltd. Class H	9,744,400	5,739
[2]	Dongfang Electric Corp. Ltd. Class H	4,173,613	5,697
	Fu Shou Yuan International Group Ltd.	12,511,913	5,671
	China BlueChemical Ltd. Class H	23,196,568	5,648
	Livzon Pharmaceutical Group Inc. Class H	1,697,253	5,629
	National Silicon Industry Group Co. Ltd. Class A	2,329,456	5,607
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,915,527	5,600
	Ganfeng Lithium Group Co. Ltd. Class A	1,357,940	5,593
	Tianqi Lithium Corp. Class A	1,412,040	5,585
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,976	5,572
	Wingtech Technology Co. Ltd. Class A	1,159,831	5,570
[2]	West China Cement Ltd.	27,668,438	5,558
	Canvest Environmental Protection Group Co. Ltd.	9,050,840	5,550
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	706,657	5,526
*,1	Shanghai Junshi Biosciences Co. Ltd. Class H	2,625,197	5,525
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,970,999	5,522
[1,2]	ZJLD Group Inc.	6,602,000	5,519
	Tong Ren Tang Technologies Co. Ltd. Class H	9,019,132	5,502
	Beijing New Building Materials plc Class A	1,427,097	5,502
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,541,600	5,486
	Sichuan Changhong Electric Co. Ltd. Class A	3,789,438	5,482
	Huaneng Power International Inc. Class A	5,527,791	5,449
*,1,2	Yidu Tech Inc.	7,330,400	5,445
	COSCO SHIPPING Development Co. Ltd. Class H	47,976,927	5,433
*	Yonghui Superstores Co. Ltd. Class A	7,655,535	5,391
	Shandong Nanshan Aluminum Co. Ltd. Class A	10,699,413	5,381
	Huagong Tech Co. Ltd. Class A	963,300	5,380
	Shenergy Co. Ltd. Class A	4,420,059	5,369
*	Gaotu Techedu Inc. ADR	1,726,078	5,368
	Zangge Mining Co. Ltd. Class A	1,076,100	5,360
	Dongfang Electric Corp. Ltd. Class A	2,546,011	5,335
	Yunnan Yuntianhua Co. Ltd. Class A	1,724,230	5,304
*	Zhongyu Energy Holdings Ltd.	9,585,000	5,293
	Ming Yuan Cloud Group Holdings Ltd.	14,097,000	5,274
	Mango Excellent Media Co. Ltd. Class A	1,683,529	5,273
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	19,817,600	5,249
*	Lifetech Scientific Corp.	28,197,059	5,232
	NetDragon Websoft Holdings Ltd.	4,098,138	5,230
[2]	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	2,389,825	5,218
*,1	Mobvista Inc.	7,311,000	5,215
	Harbin Electric Co. Ltd. Class H	8,431,875	5,197
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	2,101,297	5,193
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,344,100	5,172
	Guangdong Provincial Expressway Development Co. Ltd. Class B	5,002,336	5,117
*,1	CanSino Biologics Inc. Class H	1,170,400	5,112
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	906,153	5,103
[2]	China Oriental Group Co. Ltd.	31,917,736	5,071
	LB Group Co. Ltd. Class A	2,194,367	5,013
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,717,200	5,006
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,387,496	5,000
*	Jiangsu Hoperun Software Co. Ltd. Class A	697,546	4,990
	SooChow Securities Co. Ltd. Class A	4,633,019	4,986
[2]	Digital China Holdings Ltd.	15,709,894	4,984
	Lee & Man Paper Manufacturing Ltd.	18,532,000	4,980
	China Resources Microelectronics Ltd. Class A	781,351	4,958
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	1,355,729	4,937

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	China Modern Dairy Holdings Ltd.	37,495,299	4,929
	PAX Global Technology Ltd.	8,152,436	4,909
	Tongling Nonferrous Metals Group Co. Ltd. Class A	11,271,600	4,909
*	Talkweb Information System Co. Ltd. Class A	1,070,156	4,899
	TongFu Microelectronics Co. Ltd. Class A	1,388,579	4,898
*	Hainan Airport Infrastructure Co. Ltd. Class A	10,093,800	4,878
	Sichuan Expressway Co. Ltd. Class H	8,745,276	4,877
	Imeik Technology Development Co. Ltd. Class A	203,784	4,847
*	Hopson Development Holdings Ltd.	12,935,093	4,842
	JNBY Design Ltd.	2,559,500	4,840
	Huadian Power International Corp. Ltd. Class A	6,148,440	4,834
	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,326,688	4,822
	Hangzhou Tigermed Consulting Co. Ltd. Class A	782,849	4,818
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,957,009	4,810
	Changjiang Securities Co. Ltd. Class A	5,439,510	4,808
*	Chongqing Qianli Technology Co. Ltd. Class A	3,934,900	4,806
	Poly Property Group Co. Ltd.	25,405,038	4,801
	Jinko Solar Co. Ltd. Class A	6,354,723	4,796
	Sihuan Pharmaceutical Holdings Group Ltd.	51,674,595	4,793
	China Overseas Grand Oceans Group Ltd.	21,612,142	4,787
	Metallurgical Corp. of China Ltd. Class A	12,024,443	4,786
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,941,463	4,777
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,810,721	4,757
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	1,386,700	4,755
	Sailun Group Co. Ltd. Class A	2,823,475	4,753
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	4,660,512	4,751
	Hengtong Optic-electric Co. Ltd. Class A	2,227,565	4,735
*,1	Bairong Inc. Class B	4,709,000	4,724
	China Yongda Automobiles Services Holdings Ltd.	14,801,652	4,719
	Wuhan Guide Infrared Co. Ltd. Class A	4,156,044	4,719
	Beijing Yanjing Brewery Co. Ltd. Class A	2,633,380	4,710
	Pharmaron Beijing Co. Ltd. Class A	1,466,108	4,691
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,997,100	4,685
[2]	Skyworth Group Ltd.	12,193,212	4,680
	APT Medical Inc. Class A	81,531	4,676
	HLA Group Corp. Ltd. Class A	4,080,510	4,664
*,1	China Bohai Bank Co. Ltd. Class H	39,678,990	4,658
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,224,592	4,628
*	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,337,670	4,618
	Kunlun Tech Co. Ltd. Class A	1,050,087	4,613
*	ASR Microelectronics Co. Ltd. Class A	348,439	4,611
	Yealink Network Technology Corp. Ltd. Class A	1,005,146	4,597
[1]	Sunac Services Holdings Ltd.	19,405,903	4,595
*	New Hope Liuhe Co. Ltd. Class A	3,473,745	4,590
	Guanghui Energy Co. Ltd. Class A	5,754,715	4,590
	Western Mining Co. Ltd. Class A	2,163,200	4,589
	Goneo Group Co. Ltd. Class A	467,581	4,584
*	OFILM Group Co. Ltd. Class A	2,951,125	4,575
	Suzhou TFC Optical Communication Co. Ltd. Class A	474,892	4,562
	Kingnet Network Co. Ltd. Class A	1,947,732	4,549
	YTO Express Group Co. Ltd. Class A	2,519,806	4,545
*	China National Software & Service Co. Ltd. Class A	725,358	4,544
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	376,173	4,527
[2]	China Risun Group Ltd.	13,947,000	4,506
	Gotion High-tech Co. Ltd. Class A	1,580,969	4,496
	Ningbo Orient Wires & Cables Co. Ltd. Class A	645,799	4,495
*,1,2	Maoyan Entertainment	5,109,600	4,490
	Youngor Fashion Co. Ltd. Class A	4,346,180	4,485
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	245,518	4,485
[1]	Zhou Hei Ya International Holdings Co. Ltd.	13,795,904	4,472
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,441,275	4,472
	Huaxin Cement Co. Ltd. Class H	3,842,500	4,471
	Hisense Home Appliances Group Co. Ltd. Class A	1,176,951	4,454
	SPIC Industry-Finance Holdings Co. Ltd. Class A	5,041,144	4,447
	Hangzhou Iron & Steel Co. Class A	2,937,786	4,432
	Yifeng Pharmacy Chain Co. Ltd. Class A	1,135,948	4,430
	Tiangong International Co. Ltd.	16,199,224	4,401
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,897,644	4,393
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	4,965,865	4,383
*	DingDong Cayman Ltd. ADR	1,758,766	4,379

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,893,766	4,355
	Bethel Automotive Safety Systems Co. Ltd. Class A	547,288	4,350
*,2	XXF Group Holdings Ltd.	5,010,000	4,349
	Jiangxi Copper Co. Ltd. Class A	1,481,707	4,347
	Zheshang Securities Co. Ltd. Class A	2,977,300	4,308
	Humanwell Healthcare Group Co. Ltd. Class A	1,495,407	4,294
[1]	China East Education Holdings Ltd.	5,669,500	4,293
	Maxscend Microelectronics Co. Ltd. Class A	415,297	4,292
*	Q Technology Group Co. Ltd.	5,111,424	4,287
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	159,811	4,281
	Sunwoda Electronic Co. Ltd. Class A	1,630,380	4,264
	Dong-E-E-Jiao Co. Ltd. Class A	568,767	4,256
	CGN New Energy Holdings Co. Ltd.	14,322,000	4,209
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,495,662	4,200
	SUPCON Technology Co. Ltd. Class A	645,354	4,196
	Shandong Sun Paper Industry JSC Ltd. Class A	2,174,000	4,192
	Bank of Changsha Co. Ltd. Class A	3,355,488	4,186
	Guoyuan Securities Co. Ltd. Class A	4,065,099	4,173
*,2	Adicon Holdings Ltd.	4,535,417	4,172
	GalaxyCore Inc. Class A	2,176,120	4,138
	Chongqing Rural Commercial Bank Co. Ltd. Class A	4,380,200	4,134
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	2,848,000	4,123
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	3,292,014	4,120
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	867,615	4,117
	Unisplendour Corp. Ltd. Class A	1,185,223	4,116
	China Education Group Holdings Ltd.	13,089,724	4,113
*	Tianfeng Securities Co. Ltd. Class A	7,646,660	4,107
	Beijing Roborock Technology Co. Ltd. Class A	153,658	4,103
	AIMA Technology Group Co. Ltd. Class A	690,603	4,098
	Caitong Securities Co. Ltd. Class A	4,066,065	4,085
	Meihua Holdings Group Co. Ltd. Class A	2,704,300	4,081
*	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,695,078	4,076
	Concord New Energy Group Ltd.	67,264,071	4,074
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	2,897,592	4,067
	Hisense Visual Technology Co. Ltd. Class A	1,238,862	4,065
*	BeiGene Ltd. Class A	112,575	4,058
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	102,944	4,058
[1]	Qingdao Port International Co. Ltd. Class H	5,595,915	4,045
	Western Securities Co. Ltd. Class A	3,891,419	4,037
	China Rare Earth Resources & Technology Co. Ltd. Class A	936,700	4,027
[1]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,280,659	4,023
	Weifu High-Technology Group Co. Ltd. Class B	2,560,255	4,022
	China Foods Ltd.	10,055,153	4,018
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	928,924	4,018
	Wolong Electric Group Co. Ltd. Class A	1,133,533	4,007
*,2	Fenbi Ltd.	13,979,500	3,992
	Piotech Inc. Class A	185,028	3,989
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,636,957	3,972
	Yuexiu Transport Infrastructure Ltd.	8,894,501	3,939
	Hwatsing Technology Co. Ltd. Class A	172,555	3,937
	Hunan Valin Steel Co. Ltd. Class A	5,854,000	3,937
	Accelink Technologies Co. Ltd. Class A	662,148	3,936
	GEM Co. Ltd. Class A	4,665,240	3,933
	Shenzhen Kedali Industry Co. Ltd. Class A	216,700	3,930
	DHC Software Co. Ltd. Class A	2,893,900	3,926
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	3,915
	Guolian Minsheng Securities Co. Ltd. Class A	2,919,300	3,915
	CSG Holding Co. Ltd. Class B	17,434,095	3,914
*	Amlogic Shanghai Co. Ltd. Class A	392,642	3,912
	Tianshui Huatian Technology Co. Ltd. Class A	3,048,819	3,894
	Hoshine Silicon Industry Co. Ltd. Class A	553,220	3,889
[1]	Angelalign Technology Inc.	619,993	3,875
	Shui On Land Ltd.	45,422,500	3,861
[1]	AK Medical Holdings Ltd.	5,285,000	3,846
	Kingfa Sci & Tech Co. Ltd. Class A	2,536,923	3,835
	Ecovacs Robotics Co. Ltd. Class A	540,487	3,831
*,1,2	Haichang Ocean Park Holdings Ltd.	44,352,000	3,827
*	Hubei Dinglong Co. Ltd. Class A	930,908	3,822
	Dongxing Securities Co. Ltd. Class A	2,767,414	3,822
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	15,271,677	3,819

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Ninestar Corp. Class A	1,256,227	3,807
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,079,436	3,801
	China Zheshang Bank Co. Ltd. Class A	9,212,710	3,795
	China XD Electric Co. Ltd. Class A	4,414,107	3,776
	Zhejiang Chint Electrics Co. Ltd. Class A	1,226,346	3,765
	JA Solar Technology Co. Ltd. Class A	2,859,620	3,762
	Angel Yeast Co. Ltd. Class A	771,781	3,745
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	415,501	3,744
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,805,151	3,741
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,617,717	3,738
[2]	Kangji Medical Holdings Ltd.	3,863,000	3,728
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,751,858	3,722
*,1,2	Ocumension Therapeutics	5,319,215	3,704
	All Winner Technology Co. Ltd. Class A	666,159	3,701
	Shanghai Baosight Software Co. Ltd. Class A	995,428	3,687
	Xiamen Amoytop Biotech Co. Ltd. Class A	358,381	3,671
*	FIH Mobile Ltd.	37,926,000	3,670
	Shenzhen Energy Group Co. Ltd. Class A	4,162,270	3,669
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,436,402	3,665
	Western Superconducting Technologies Co. Ltd. Class A	564,445	3,651
	Newland Digital Technology Co. Ltd. Class A	989,273	3,648
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	3,457,000	3,647
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	1,085,396	3,628
[1,2]	A-Living Smart City Services Co. Ltd.	9,350,913	3,623
	Empyrean Technology Co. Ltd. Class A	219,800	3,607
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	330,900	3,606
	SDIC Capital Co. Ltd. Class A	3,825,428	3,604
*	Hainan Meilan International Airport Co. Ltd. Class H	2,912,000	3,600
	Nanjing Securities Co. Ltd. Class A	3,371,310	3,593
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,349,390	3,588
	China Resources Medical Holdings Co. Ltd.	7,590,289	3,573
	Giant Network Group Co. Ltd. Class A	1,783,000	3,563
	BOE Varitronix Ltd.	5,058,813	3,555
	Huaibei Mining Holdings Co. Ltd. Class A	2,175,100	3,552
	Shanghai Rural Commercial Bank Co. Ltd. Class A	3,062,200	3,543
	Haisco Pharmaceutical Group Co. Ltd. Class A	598,264	3,530
[1,2]	Jiumaojiu International Holdings Ltd.	10,877,000	3,528
	Cathay Biotech Inc. Class A	490,452	3,511
	Shanghai Moons' Electric Co. Ltd. Class A	387,100	3,508
	Hubei Energy Group Co. Ltd. Class A	5,494,845	3,504
	CNPC Capital Co. Ltd. Class A	3,693,491	3,493
[1]	Medlive Technology Co. Ltd.	2,238,000	3,485
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	522,347	3,484
	Ingenic Semiconductor Co. Ltd. Class A	372,616	3,484
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,284,292	3,480
	Wangsu Science & Technology Co. Ltd. Class A	2,149,657	3,473
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	198,100	3,471
	Shanghai Belling Co. Ltd. Class A	718,144	3,471
	Winner Medical Co. Ltd. Class A	482,305	3,469
*	Angang Steel Co. Ltd. Class H	18,316,652	3,466
	Guangshen Railway Co. Ltd. Class H	15,795,093	3,461
	Xiamen Tungsten Co. Ltd. Class A	1,369,559	3,460
	Hangzhou GreatStar Industrial Co. Ltd.	1,075,600	3,452
*	Siasun Robot & Automation Co. Ltd. Class A	1,499,651	3,449
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,132,607	3,449
	CNGR Advanced Material Co. Ltd. Class A	793,240	3,448
	Digital China Group Co. Ltd. Class A	611,901	3,446
	China Zhenhua Group Science & Technology Co. Ltd. Class A	486,242	3,434
	China Shineway Pharmaceutical Group Ltd.	3,675,885	3,431
	Jinduicheng Molybdenum Co. Ltd. Class A	2,536,040	3,426
	Geovis Technology Co. Ltd. Class A	466,143	3,416
	Sinofert Holdings Ltd.	22,602,032	3,413
	First Capital Securities Co. Ltd. Class A	3,649,420	3,412
	Nanjing Iron & Steel Co. Ltd. Class A	5,732,200	3,410
	Loncin Motor Co. Ltd. Class A	1,978,850	3,395
	Trina Solar Co. Ltd. Class A	1,877,546	3,389
	Hunan Gold Corp. Ltd. Class A	1,094,840	3,388
	Zhejiang Cfmoto Power Co. Ltd. Class A	148,000	3,386
	Beijing Shougang Co. Ltd. Class A	6,816,561	3,386
	Chongqing Brewery Co. Ltd. Class A	423,051	3,364

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,356,700	3,349
	Rockchip Electronics Co. Ltd. Class A	141,900	3,341
*	Yanlord Land Group Ltd.	9,249,260	3,332
	Shenzhen SED Industry Co. Ltd. Class A	1,070,400	3,328
*	Zhihu Inc. ADR	861,832	3,327
*	Changchun High-Tech Industry Group Co. Ltd. Class A	274,468	3,324
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	574,075	3,319
	Beijing Sinnet Technology Co. Ltd. Class A	1,664,946	3,318
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	504,900	3,315
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	444,276	3,309
	Tongkun Group Co. Ltd. Class A	2,202,499	3,300
*	Wanda Film Holding Co. Ltd. Class A	2,128,450	3,300
*	Seazen Holdings Co. Ltd. Class A	1,767,273	3,297
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,109,412	3,297
	Jointown Pharmaceutical Group Co. Ltd. Class A	4,425,020	3,296
	Zhejiang Supor Co. Ltd. Class A	425,319	3,293
	INESA Intelligent Tech Inc. Class A	1,006,390	3,278
[2]	Tianqi Lithium Corp. Class H	1,101,800	3,275
*,3	China Dili Group	38,445,940	3,272
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	1,105,538	3,263
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	535,300	3,262
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	1,779,772	3,258
	Shenzhen Goodix Technology Co. Ltd. Class A	336,903	3,258
	Raytron Technology Co. Ltd. Class A	423,045	3,257
	Oriental Pearl Group Co. Ltd. Class A	3,203,389	3,253
	Shanghai Stonehill Technology Co. Ltd. Class A	4,547,454	3,253
[2]	First Tractor Co. Ltd. Class H	4,161,706	3,252
*	Biwin Storage Technology Co. Ltd. Class A	376,180	3,243
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	4,631,162	3,240
	Songcheng Performance Development Co. Ltd. Class A	2,512,551	3,234
*,1,2	JS Global Lifestyle Co. Ltd.	13,929,000	3,231
	Jiangsu Yoke Technology Co. Ltd. Class A	422,100	3,208
	Shandong Hi-speed Co. Ltd. Class A	2,150,754	3,207
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	141,000	3,200
	Yili Chuanning Biotechnology Co. Ltd. Class A	2,001,500	3,200
	Xiamen C & D Inc. Class A	2,227,700	3,196
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,087,201	3,193
	Sichuan Huafeng Technology Co. Ltd. Class A	389,917	3,189
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	479,224	3,180
*	IRICO Display Devices Co. Ltd. Class A	3,444,901	3,177
	Guobo Electronics Co. Ltd. Class A	461,927	3,167
	Juneyao Airlines Co. Ltd. Class A	1,848,069	3,158
	Southwest Securities Co. Ltd. Class A	5,559,687	3,152
	Huafon Chemical Co. Ltd. Class A	3,413,201	3,145
	Liaoning Port Co. Ltd. Class A	15,634,408	3,140
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	123,191	3,137
	Leader Harmonious Drive Systems Co. Ltd. Class A	154,011	3,134
	Glarun Technology Co. Ltd. Class A	1,088,707	3,131
	Wintime Energy Group Co. Ltd. Class A	16,965,100	3,130
	China South Publishing & Media Group Co. Ltd. Class A	1,595,249	3,129
	Guangdong Hongda Holdings Group Co. Ltd. Class A	740,258	3,116
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,634,729	3,097
*	Sohu.com Ltd. ADR	280,820	3,086
	Shanghai Huace Navigation Technology Ltd. Class A	526,540	3,084
	Sinolink Securities Co. Ltd. Class A	2,754,400	3,083
	Livzon Pharmaceutical Group Inc. Class A	646,481	3,077
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	385,717	3,077
	Leo Group Co. Ltd. Class A	5,976,111	3,069
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	948,950	3,058
	Qilu Bank Co. Ltd. Class A	3,615,500	3,051
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	7,008,675	3,050
	CNOOC Energy Technology & Services Ltd. Class A	5,575,300	3,048
*	J-Yuan Trust Co. Ltd. Class A	8,019,300	3,024
	Qingdao TGOOD Electric Co. Ltd. Class A	947,216	3,018
	Qingdao Port International Co. Ltd. Class A	2,530,600	3,018
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	838,224	3,016
	Shenzhen Investment Ltd.	29,630,949	3,014
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,070,450	3,011
	Avary Holding Shenzhen Co. Ltd. Class A	761,884	3,010
	Ningbo Zhoushan Port Co. Ltd. Class A	6,137,963	3,006

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Offshore Oil Engineering Co. Ltd. Class A	4,103,670	3,001
	AECC Aero-Engine Control Co. Ltd. Class A	1,216,500	2,998
	ACM Research Shanghai Inc. Class A	207,189	2,996
*	Guosheng Financial Holding Inc. Class A	1,795,092	2,995
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	3,318,562	2,994
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,198,565	2,993
*	Pacific Securities Co. Ltd. Class A	6,069,255	2,990
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	7,863,800	2,989
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	739,641	2,982
	Henan Pinggao Electric Co. Ltd. Class A	1,332,614	2,978
	Sinoma Science & Technology Co. Ltd. Class A	1,572,839	2,975
	Jiangsu Financial Leasing Co. Ltd. Class A	4,042,890	2,972
	Anhui XDLK Microsystem Corp. Ltd. Class A	322,892	2,963
	Xiamen Faratronic Co. Ltd. Class A	206,363	2,958
	Yunnan Tin Co. Ltd. Class A	1,549,599	2,951
*	Shenzhen Infogem Technologies Co. Ltd. Class A	677,080	2,946
	Skshu Paint Co. Ltd. Class A	441,067	2,941
	Sharetronic Data Technology Co. Ltd. Class A	201,800	2,938
	Shenzhen Sunlord Electronics Co. Ltd. Class A	764,078	2,933
	Tasly Pharmaceutical Group Co. Ltd. Class A	1,398,256	2,931
	Shenzhen Capchem Technology Co. Ltd. Class A	669,420	2,929
	Beijing Shiji Information Technology Co. Ltd. Class A	2,552,233	2,929
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	156,080	2,927
	Ningbo Joyson Electronic Corp. Class A	1,291,666	2,927
	Yuexiu REIT	31,134,544	2,925
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	196,255	2,921
	Guangzhou Haige Communications Group Inc. Co. Class A	2,036,847	2,913
	Yankershop Food Co. Ltd. Class A	235,410	2,912
*	Fulin Precision Co. Ltd. Class A	1,054,400	2,911
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	3,749,539	2,900
	Yunnan Copper Co. Ltd. Class A	1,806,500	2,898
	Xinyi Energy Holdings Ltd.	24,452,600	2,896
*,2	Guangzhou R&F Properties Co. Ltd. Class H	21,920,336	2,892
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	8,238,900	2,892
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	731,750	2,891
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	153,747	2,875
	Anjoy Foods Group Co. Ltd. Class A	272,798	2,865
	Bank of Suzhou Co. Ltd. Class A	2,581,470	2,859
	Ming Yang Smart Energy Group Ltd. Class A	2,033,106	2,859
*	Tsinghua Tongfang Co. Ltd. Class A	2,976,608	2,856
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	523,730	2,853
	Shenzhen Megmeet Electrical Co. Ltd. Class A	477,075	2,852
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,124,624	2,849
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,362,567	2,847
	State Grid Information & Communication Co. Ltd. Class A	1,141,900	2,845
	Shanxi Securities Co. Ltd. Class A	3,648,120	2,837
	Espressif Systems Shanghai Co. Ltd. Class A	94,096	2,834
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,375,325	2,831
*	Youdao Inc. ADR	318,352	2,830
	Huangshan Tourism Development Co. Ltd. Class B	3,821,003	2,829
	Shanghai Electric Power Co. Ltd. Class A	2,295,623	2,825
*	QuantumCTek Co. Ltd. Class A	85,275	2,819
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	108,993	2,815
	Yunnan Energy New Material Co. Ltd. Class A	735,435	2,809
	Sunresin New Materials Co. Ltd. Class A	468,748	2,808
	Shenzhen Longsys Electronics Co. Ltd. Class A	260,900	2,808
*	SICC Co. Ltd. Class A	350,128	2,801
*	Orbbee Inc. Class A	341,761	2,800
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,412,947	2,794
	Beijing Ultrapower Software Co. Ltd. Class A	1,853,768	2,792
	Hangcha Group Co. Ltd. Class A	1,077,412	2,791
	BrightGene Bio-Medical Technology Co. Ltd. Class A	414,069	2,775
*,2	Xinte Energy Co. Ltd. Class H	4,854,400	2,772
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,539,700	2,772
	Sichuan Swellfun Co. Ltd. Class A	441,808	2,771
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,462,669	2,768
	Shenzhen Huaqiang Industry Co. Ltd. Class A	782,836	2,759
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	948,300	2,750
	Jiangsu Yangnong Chemical Co. Ltd. Class A	386,100	2,742
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,730,400	2,740

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Thunder Software Technology Co. Ltd. Class A	355,227	2,734
	TangShan Port Group Co. Ltd. Class A	4,944,583	2,732
	INESA Intelligent Tech Inc. Class B	3,511,519	2,731
	JCHX Mining Management Co. Ltd. Class A	535,369	2,729
	Winning Health Technology Group Co. Ltd. Class A	1,933,768	2,725
	Shaanxi Energy Investment Co. Ltd. Class A	2,226,167	2,725
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,866,165	2,724
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	3,289,844	2,724
	Shenzhen Kinwong Electronic Co. Ltd. Class A	707,456	2,721
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,294,419	2,709
	Hualan Biological Engineering Inc. Class A	1,200,523	2,707
	Sinoma International Engineering Co. Class A	2,143,272	2,706
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	582,484	2,697
	Zhejiang Longsheng Group Co. Ltd. Class A	1,994,850	2,697
	Minmetals Capital Co. Ltd. Class A	3,758,160	2,687
	China Automotive Engineering Research Institute Co. Ltd. Class A	1,024,441	2,678
*	AVICOPTER plc Class A	547,502	2,676
	People.cn Co. Ltd. Class A	980,094	2,674
	BBMG Corp. Class H	29,585,781	2,671
*	Nexchip Semiconductor Corp. Class A	906,421	2,670
	Weihai Guangwei Composites Co. Ltd. Class A	666,477	2,667
	Shanghai United Imaging Healthcare Co. Ltd. Class A	145,653	2,661
	Guangzhou Baiyun International Airport Co. Ltd. Class A	2,131,813	2,649
	Shenzhen Sunway Communication Co. Ltd. Class A	956,949	2,631
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	2,787,422	2,627
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,700,192	2,626
	Sealand Securities Co. Ltd. Class A	5,005,395	2,626
*	Hytera Communications Corp. Ltd. Class A	1,706,265	2,624
	Fujian Sunner Development Co. Ltd. Class A	1,185,614	2,620
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,188,971	2,617
	Xuji Electric Co. Ltd. Class A	889,400	2,602
	Guangshen Railway Co. Ltd. Class A	6,401,834	2,590
	Asymchem Laboratories Tianjin Co. Ltd. Class A	229,605	2,588
	China National Medicines Corp. Ltd. Class A	648,138	2,587
	Huaan Securities Co. Ltd. Class A	3,398,241	2,586
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	993,793	2,582
	Sichuan Development Lomon Co. Ltd. Class A	1,699,600	2,580
	Tian Di Science & Technology Co. Ltd. Class A	3,023,039	2,579
	Kehua Data Co. Ltd. Class A	440,300	2,578
	Jason Furniture Hangzhou Co. Ltd. Class A	750,513	2,578
	Shenzhen Envicool Technology Co. Ltd. Class A	586,599	2,571
	Goldwind Science & Technology Co. Ltd. Class A	2,129,426	2,566
	Guangdong Aofei Data Technology Co. Ltd. Class A	783,908	2,565
	Guangzhou Development Group Inc. Class A	2,884,471	2,561
	China Film Co. Ltd. Class A	1,811,605	2,554
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	5,254,700	2,553
	China Baoan Group Co. Ltd. Class A	2,396,736	2,553
	Health & Happiness H&H International Holdings Ltd.	2,239,951	2,550
	China Hainan Rubber Industry Group Co. Ltd. Class A	4,107,000	2,548
*	Fibocom Wireless Inc. Class A	725,346	2,546
	Wanxiang Qianchao Co. Ltd. Class A	2,837,279	2,542
*	Qi An Xin Technology Group Inc. Class A	594,720	2,532
	Hua Hong Semiconductor Ltd. Class A	356,995	2,529
	Guangxi Guiguan Electric Power Co. Ltd. Class A	2,938,856	2,521
	Red Avenue New Materials Group Co. Ltd. Class A	570,700	2,520
	Ginlong Technologies Co. Ltd. Class A	348,275	2,519
	Hand Enterprise Solutions Co. Ltd. Class A	934,100	2,519
	Hengyi Petrochemical Co. Ltd. Class A	2,988,100	2,506
	Sinotruk Jinan Truck Co. Ltd. Class A	1,070,339	2,504
	Chengdu Xingrong Environment Co. Ltd. Class A	2,558,600	2,498
	COFCO Capital Holdings Co. Ltd. Class A	1,524,857	2,491
	State Grid Yingda Co. Ltd. Class A	3,728,647	2,491
	Suzhou Maxwell Technologies Co. Ltd. Class A	259,385	2,487
	China Railway Signal & Communication Corp. Ltd. Class A	3,545,037	2,484
	Shanxi Coal International Energy Group Co. Ltd. Class A	1,901,600	2,480
	Sinomine Resource Group Co. Ltd. Class A	618,772	2,479
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	1,598,100	2,478
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,613,721	2,478
*	NavInfo Co. Ltd. Class A	2,159,087	2,477
	Luxi Chemical Group Co. Ltd. Class A	1,678,308	2,469

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Grandblue Environment Co. Ltd. Class A	774,060	2,469
	Shenghe Resources Holding Co. Ltd. Class A	1,693,030	2,468
	China Lilang Ltd.	5,092,865	2,452
	Beijing Easpring Material Technology Co. Ltd. Class A	470,600	2,451
*	Shengyi Electronics Co. Ltd. Class A	682,303	2,444
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	794,996	2,444
*	Greatoo Intelligent Equipment Inc. Class A	2,052,300	2,441
	Arcsoft Corp. Ltd. Class A	390,648	2,440
[1]	Everbright Securities Co. Ltd. Class H	2,794,200	2,436
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,448,132	2,436
	Jizhong Energy Resources Co. Ltd. Class A	2,834,507	2,436
	Chervon Holdings Ltd.	1,450,000	2,435
	Fortior Technology Shenzhen Co. Ltd. Class A	72,335	2,432
*	Beiqi Foton Motor Co. Ltd. Class A	6,739,585	2,432
	Andon Health Co. Ltd. Class A	465,756	2,431
	Kingsemi Co. Ltd. Class A	185,209	2,430
	Infore Environment Technology Group Co. Ltd. Class A	2,942,026	2,420
	DBG Technology Co. Ltd. Class A	709,280	2,417
	RoboTechnik Intelligent Technology Co. Ltd. Class A	133,800	2,415
	CECEP Wind-Power Corp. Class A	6,106,510	2,414
	Fujian Funeng Co. Ltd. Class A	1,828,773	2,414
	Haohua Chemical Science & Technology Co. Ltd. Class A	685,070	2,411
	Quectel Wireless Solutions Co. Ltd. Class A	232,330	2,409
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,128,135	2,408
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	1,239,287	2,400
	Guangdong Provincial Expressway Development Co. Ltd. Class A	1,242,100	2,397
*,2	Yeahka Ltd.	2,395,200	2,396
	Hesteel Co. Ltd. Class A	8,004,983	2,392
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	884,542	2,391
	Baiyin Nonferrous Group Co. Ltd. Class A	6,385,400	2,389
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	1,558,935	2,378
	Shenzhen MTC Co. Ltd. Class A	4,004,555	2,378
*	Shenzhen Techwinsemi Technology Co. Ltd. Class A	135,500	2,375
	Electric Connector Technology Co. Ltd. Class A	358,005	2,367
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,369,800	2,362
	China Great Wall Securities Co. Ltd. Class A	2,214,000	2,356
*	Jinke Smart Services Group Co. Ltd. Class H	2,573,700	2,354
	By-health Co. Ltd. Class A	1,553,906	2,353
	Qingdao Sentury Tire Co. Ltd. Class A	923,600	2,352
	Shennan Circuits Co. Ltd. Class A	155,817	2,351
*	Dada Nexus Ltd. ADR	1,231,023	2,351
	Huaxi Securities Co. Ltd. Class A	2,120,800	2,347
	Eastern Air Logistics Co. Ltd. Class A	1,399,391	2,342
	Heilongjiang Agriculture Co. Ltd. Class A	1,132,705	2,338
	AVIC Chengdu UAS Co. Ltd. Class A	430,718	2,332
	Harbin Boshi Automation Co. Ltd. Class A	1,008,732	2,320
*	Shanxi Meijin Energy Co. Ltd. Class A	4,006,823	2,318
*	China First Heavy Industries Co. Ltd. Class A	6,516,775	2,315
*	Beijing Compass Technology Development Co. Ltd. Class A	285,360	2,315
	China Wafer Level CSP Co. Ltd. Class A	584,639	2,314
	StarPower Semiconductor Ltd. Class A	203,700	2,312
	Han's Laser Technology Industry Group Co. Ltd. Class A	725,123	2,311
	Zhefu Holding Group Co. Ltd. Class A	5,323,890	2,306
*	Quzhou Xin'an Development Co. Ltd. Class A	6,214,954	2,302
*	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,553,556	2,301
	Zhejiang Dingli Machinery Co. Ltd. Class A	384,248	2,299
[2]	Central China Securities Co. Ltd. Class H	12,476,000	2,297
	Beijing United Information Technology Co. Ltd. Class A	704,729	2,297
	Flat Glass Group Co. Ltd. Class A	1,108,700	2,295
	Zhejiang Yinlun Machinery Co. Ltd. Class A	654,600	2,294
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	563,829	2,292
*	Shanghai DZH Ltd. Class A	1,945,300	2,289
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,408,329	2,286
	Hangzhou Lion Microelectronics Co. Ltd. Class A	636,925	2,281
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	629,800	2,278
	Capital Securities Co. Ltd. Class A	873,500	2,276
	Shenzhen Topband Co. Ltd. Class A	1,179,400	2,274
	Hangzhou Robam Appliances Co. Ltd. Class A	842,104	2,269
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,555,459	2,267
	Keda Industrial Group Co. Ltd. Class A	1,814,900	2,265

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangxi Liugong Machinery Co. Ltd. Class A	1,652,461	2,264
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	406,600	2,260
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	350,522	2,253
	Bank of Qingdao Co. Ltd. Class A	3,590,600	2,246
	Huaxin Cement Co. Ltd. Class A	1,354,664	2,242
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	111,835	2,236
	Hangzhou First Applied Material Co. Ltd. Class A	1,318,036	2,229
	Jiangsu Expressway Co. Ltd. Class A	1,062,098	2,228
	Shanghai Huafon Aluminium Corp. Class A	947,500	2,227
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	1,574,400	2,226
	Northeast Securities Co. Ltd. Class A	2,132,658	2,224
	Range Intelligent Computing Technology Group Co. Ltd. Class A	333,300	2,221
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,956,687	2,221
	Shede Spirits Co. Ltd. Class A	283,552	2,215
	Bloomage Biotechnology Corp. Ltd. Class A	329,468	2,215
	Fangda Carbon New Material Co. Ltd. Class A	3,486,309	2,215
	Perfect World Co. Ltd. Class A	1,178,410	2,208
	Shenzhen SC New Energy Technology Corp. Class A	290,370	2,198
	Shanghai Lingang Holdings Corp. Ltd. Class A	1,753,021	2,194
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	760,575	2,194
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	1,507,734	2,183
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	753,400	2,182
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	2,178
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,656,680	2,176
	BGI Genomics Co. Ltd. Class A	327,049	2,171
[2]	Gemdale Properties & Investment Corp. Ltd.	68,852,000	2,160
*	Bohai Leasing Co. Ltd. Class A	4,971,100	2,160
	China Railway Hi-tech Industry Co. Ltd. Class A	2,146,565	2,157
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,491,950	2,146
	Yonfer Agricultural Technology Co. Ltd. Class A	1,147,956	2,145
	Jiangsu Pacific Quartz Co. Ltd. Class A	480,465	2,144
[2]	Autohome Inc. Class A	319,568	2,141
	First Tractor Co. Ltd. Class A	1,186,189	2,141
	COSCO SHIPPING Development Co. Ltd. Class A	6,942,676	2,141
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	4,690,850	2,139
	Autel Intelligent Technology Corp. Ltd. Class A	371,412	2,136
	Topchoice Medical Corp. Class A	385,591	2,134
	Wuhan Jingce Electronic Group Co. Ltd. Class A	253,953	2,131
	Bank of Guiyang Co. Ltd. Class A	2,664,627	2,119
	Shanghai AtHub Co. Ltd. Class A	469,262	2,115
	CGN Power Co. Ltd. Class A	4,359,900	2,114
	STO Express Co. Ltd. Class A	1,436,275	2,113
*	Kangmei Pharmaceutical Co. Ltd. Class A	7,809,800	2,108
*	Merit Interactive Co. Ltd. Class A	384,848	2,107
	An Hui Wenergy Co. Ltd. Class A	2,080,734	2,100
	Hangjin Technology Co. Ltd. Class A	626,350	2,096
	Lakala Payment Co. Ltd. Class A	718,400	2,095
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	871,400	2,083
	Chengdu Hi-tech Development Co. Ltd. Class A	324,800	2,083
*	Maanshan Iron & Steel Co. Ltd. Class H	9,858,000	2,082
	Shanghai Construction Group Co. Ltd. Class A	6,273,773	2,080
	Wangfujing Group Co. Ltd. Class A	1,081,293	2,078
	Xiangcai Co. Ltd. Class A	1,942,800	2,077
	Shaanxi International Trust Co. Ltd. Class A	4,523,107	2,075
	Wuchan Zhongda Group Co. Ltd. Class A	2,959,315	2,073
	Neway Valve Suzhou Co. Ltd. Class A	561,009	2,072
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,755,200	2,071
	Zhejiang Wanma Co. Ltd. Class A	1,015,772	2,068
	Keli Sensing Technology Ningbo Co. Ltd. Class A	220,400	2,066
	Beijing Jingneng Power Co. Ltd. Class A	3,696,703	2,066
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,754,836	2,064
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	683,403	2,062
	Huaqin Technology Co. Ltd. Class A	225,960	2,058
	Konfoong Materials International Co. Ltd. Class A	200,376	2,058
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,221	2,057
	Wuhan Dameng Database Co. Ltd. Class A	41,369	2,056
	Yusys Technologies Co. Ltd. Class A	618,780	2,053
	Leyard Optoelectronic Co. Ltd. Class A	2,422,939	2,053
	China Railway Construction Heavy Industry Corp. Ltd. Class A	3,803,629	2,050
	Beijing Originwater Technology Co. Ltd. Class A	3,353,999	2,048

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Walvax Biotechnology Co. Ltd. Class A	1,484,157	2,047
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	850,200	2,047
	Nantong Jianghai Capacitor Co. Ltd. Class A	814,808	2,047
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,951,245	2,046
	Dajin Heavy Industry Co. Ltd. Class A	538,200	2,045
	China International Capital Corp. Ltd. Class A	451,700	2,041
	Xi'an Bright Laser Technologies Co. Ltd. Class A	218,032	2,038
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	357,400	2,035
	Ningbo Zhenyu Technology Co. Ltd. Class A	95,080	2,032
	China Coal Xinji Energy Co. Ltd. Class A	2,203,900	2,030
	Olympic Circuit Technology Co. Ltd. Class A	551,900	2,025
	Jafron Biomedical Co. Ltd. Class A	688,160	2,025
	Cinda Securities Co. Ltd. Class A	1,008,500	2,024
	Jilin Electric Power Co. Ltd. Class A	2,746,880	2,020
	Jiangsu Cnano Technology Co. Ltd. Class A	335,051	2,018
	Xi'An Shaangu Power Co. Ltd. Class A	1,766,671	2,017
	Liaoning Cheng Da Co. Ltd. Class A	1,459,420	2,009
	IKD Co. Ltd. Class A	876,400	2,007
	Oppein Home Group Inc. Class A	220,397	2,007
	Willfar Information Technology Co. Ltd. Class A	404,641	2,004
	BTG Hotels Group Co. Ltd. Class A	1,013,826	1,999
	Yantai Eddie Precision Machinery Co. Ltd. Class A	772,759	1,998
	Shenzhen Gas Corp. Ltd. Class A	2,272,203	1,996
[1,2]	Linklogis Inc. Class B	13,309,500	1,989
*	Sensteed Hi-tech Group Class A	8,101,100	1,988
	CSSC Science & Technology Co. Ltd. Class A	1,237,900	1,987
	China World Trade Center Co. Ltd. Class A	660,935	1,982
*	Shandong Iron & Steel Co. Ltd. Class A	10,991,608	1,981
	FAW Jiefang Group Co. Ltd. Class A	1,995,443	1,979
	Ningbo Shanshan Co. Ltd. Class A	2,043,858	1,975
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,052,960	1,975
	Sinofibers Technology Co. Ltd. Class A	403,400	1,972
*	Canaan Inc. ADR	2,802,867	1,972
*	COL Group Co. Ltd. Class A	661,800	1,972
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,091,595	1,972
	Shanghai Jahwa United Co. Ltd. Class A	611,625	1,971
	Xinxiang Richful Lube Additive Co. Ltd. Class A	231,560	1,971
*	Oriental Energy Co. Ltd. Class A	1,745,621	1,966
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,261,083	1,966
	G-bits Network Technology Xiamen Co. Ltd. Class A	59,800	1,966
	Shanghai Haixin Group Co. Class B	7,814,763	1,954
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	634,529	1,948
	Sangfor Technologies Inc. Class A	143,182	1,945
*	3peak Inc. Class A	90,605	1,944
*	Henan Zhongfu Industry Co. Ltd. Class A	3,586,700	1,943
	Xiamen Xiangyu Co. Ltd. Class A	2,173,328	1,940
	Gemdale Corp. Class A	3,285,908	1,939
*	Sinopec Oilfield Service Corp. Class A	7,643,000	1,937
	Sichuan New Energy Power Co. Ltd. Class A	1,366,478	1,923
	Sichuan Hebang Biotechnology Co. Ltd. Class A	8,261,303	1,923
	Tianshan Aluminum Group Co. Ltd. Class A	1,863,065	1,911
	Anhui Expressway Co. Ltd. Class A	802,100	1,909
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	1,464,180	1,909
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	716,825	1,904
	COFCO Sugar Holding Co. Ltd. Class A	1,487,749	1,903
*	Beijing Sifang Automation Co. Ltd. Class A	796,339	1,891
	Jiangsu Lihua Foods Group Co. Ltd.	722,700	1,889
*	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	729,946	1,888
	Longshine Technology Group Co. Ltd. Class A	975,625	1,888
	Baoji Titanium Industry Co. Ltd. Class A	467,500	1,881
	Tian Lun Gas Holdings Ltd.	5,568,500	1,880
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	243,983	1,873
	Intco Medical Technology Co. Ltd. Class A	609,870	1,869
	Wasu Media Holding Co. Ltd. Class A	1,757,500	1,865
	Wuhan DR Laser Technology Corp. Ltd. Class A	234,701	1,864
*	Shanghai Junshi Biosciences Co. Ltd. Class A	446,754	1,864
	Shanghai Chinafortune Co. Ltd. Class A	1,009,261	1,864
	Grinm Advanced Materials Co. Ltd. Class A	748,000	1,864
*	Founder Technology Group Corp. Class A	3,114,800	1,863
	Zhongtai Securities Co. Ltd. Class A	2,215,700	1,863

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai M&G Stationery Inc. Class A	459,575	1,860
	Venustech Group Inc. Class A	871,300	1,859
	Zhejiang Hailiang Co. Ltd. Class A	1,413,416	1,859
	Shanghai Wanye Enterprises Co. Ltd. Class A	935,196	1,858
*	CETC Chips Technology Inc. Class A	1,121,700	1,852
	Huali Industrial Group Co. Ltd. Class A	261,900	1,852
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,830,158	1,851
	North Industries Group Red Arrow Co. Ltd. Class A	796,743	1,850
	Citic Offshore Helicopter Co. Ltd. Class A	604,400	1,850
	Weaver Network Technology Co. Ltd. Class A	186,800	1,850
	T&S Communications Co. Ltd. Class A	190,600	1,850
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,428,625	1,849
	Taiji Computer Corp. Ltd. Class A	556,906	1,848
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,855,769	1,848
	JiuGui Liquor Co. Ltd. Class A	312,900	1,847
	Sinotrans Ltd. Class A	2,860,365	1,845
	Jiangsu Azure Corp. Class A	1,053,150	1,844
	North Copper Co. Ltd. Class A	1,490,100	1,842
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	868,923	1,842
	China Meheco Group Co. Ltd. Class A	1,318,564	1,841
	Jiangxi Jovo Energy Co. Ltd. Class A	535,200	1,839
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	904,798	1,839
*	Maanshan Iron & Steel Co. Ltd. Class A	4,364,992	1,837
	Shantui Construction Machinery Co. Ltd. Class A	1,528,135	1,835
	Eastern Communications Co. Ltd. Class A	1,313,562	1,834
*	Intsig Information Co. Ltd. Class A	52,607	1,833
	Hainan Jinpan Smart Technology Co. Ltd. Class A	415,898	1,833
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,011,997	1,827
	Ningbo Huaxiang Electronic Co. Ltd. Class A	793,800	1,827
	Central China Securities Co. Ltd. Class A	3,468,500	1,826
	Hefei Meiya Optoelectronic Technology Inc. Class A	785,470	1,819
*,1,2	AInnovation Technology Group Co. Ltd.	3,542,900	1,817
	Skyverse Technology Co. Ltd. Class A	168,225	1,816
	Anhui Yingliu Electromechanical Co. Ltd. Class A	666,680	1,815
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,751,501	1,812
	CETC Potevio Science & Technology Co. Ltd. Class A	638,200	1,810
	Focus Technology Co. Ltd. Class A	310,120	1,809
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	674,699	1,809
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	163,270	1,807
	Aisino Corp. Class A	1,593,519	1,806
	Lingyun Industrial Corp. Ltd. Class A	748,416	1,805
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,445,840	1,802
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,946,363	1,799
	Hangzhou EZVIZ Network Co. Ltd. Class A	375,392	1,799
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,599,294	1,796
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	827,022	1,796
	Anker Innovations Technology Co. Ltd. Class A	145,860	1,790
	Advanced Technology & Materials Co. Ltd. Class A	1,160,300	1,790
	Kidswant Children Products Co. Ltd. Class A	1,017,800	1,786
	Ningbo Boway Alloy Material Co. Ltd. Class A	744,770	1,785
	YongXing Special Materials Technology Co. Ltd. Class A	421,678	1,780
*	Nations Technologies Inc. Class A	521,400	1,777
	ApicHope Pharmaceutical Group Co. Ltd.	323,500	1,776
*	Zhuhai Zhumian Group Co. Ltd.	1,966,420	1,776
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	580,150	1,774
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,232	1,773
	Ruijie Networks Co. Ltd. Class A	173,100	1,771
*	Nanjing Tanker Corp. Class A	4,814,880	1,769
	Shanghai Huayi Group Co. Ltd. Class B	3,579,335	1,766
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	639,165	1,765
*	Beijing Jetsen Technology Co. Ltd. Class A	2,422,335	1,764
	Chinalin Securities Co. Ltd. Class A	924,427	1,762
	Shandong Humon Smelting Co. Ltd. Class A	1,179,800	1,761
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	297,909	1,760
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	244,076	1,760
	TRS Information Technology Corp. Ltd. Class A	692,800	1,758
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,791,100	1,758
	Shenzhen Hopewind Electric Co. Ltd. Class A	427,900	1,756
*	Remegen Co. Ltd. Class A	251,736	1,756
	Laobaixing Pharmacy Chain JSC Class A	634,650	1,756

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Shunwang Technology Co. Ltd. Class A	680,200	1,754
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	438,390	1,754
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	280,473	1,754
*	Sichuan Hongda Co. Ltd. Class A	1,907,200	1,748
	CETC Digital Technology Co. Ltd. Class A	526,968	1,748
	Canmax Technologies Co. Ltd. Class A	712,075	1,748
*	Bank of Zhengzhou Co. Ltd. Class A	6,852,369	1,747
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,453,250	1,746
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,553,449	1,745
	Guangzhou Automobile Group Co. Ltd. Class A	1,579,000	1,743
	Xianhe Co. Ltd. Class A	601,745	1,741
*	CITIC Heavy Industries Co. Ltd. Class A	2,887,879	1,740
	ORG Technology Co. Ltd. Class A	2,362,407	1,738
	Sichuan Hexie Shuangma Co. Ltd. Class A	801,412	1,732
	China Enterprise Co. Ltd. Class A	4,507,535	1,731
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	372,926	1,730
*	Antong Holdings Co. Ltd. Class A	4,305,231	1,729
	Castech Inc. Class A	362,340	1,728
	Suofeiya Home Collection Co. Ltd. Class A	823,278	1,726
	Neusoft Corp. Class A	1,243,366	1,724
	Wuxi Taiji Industry Ltd. Co. Class A	1,974,951	1,721
	China Meidong Auto Holdings Ltd.	6,420,521	1,719
	Foryou Corp. Class A	400,500	1,719
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,190,036	1,719
*,1,2	Red Star Macalline Group Corp. Ltd. Class H	9,956,370	1,718
	Sonoscape Medical Corp. Class A	401,567	1,715
	Hainan Strait Shipping Co. Ltd. Class A	2,100,555	1,714
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,230,639	1,713
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	1,448,300	1,712
*	Doushen Beijing Education & Technology Inc. Class A	1,733,100	1,712
	Xinjiang Daqo New Energy Co. Ltd. Class A	697,728	1,711
	Anhui Jinhe Industrial Co. Ltd. Class A	498,800	1,709
	Wuhu Token Science Co. Ltd. Class A	2,185,083	1,709
	Zhejiang Narada Power Source Co. Ltd. Class A	879,962	1,708
	Sichuan Jiuzhou Electric Co. Ltd. Class A	817,200	1,708
	China Tungsten & Hightech Materials Co. Ltd. Class A	1,296,958	1,708
[1]	Joinn Laboratories China Co. Ltd. Class H	1,348,463	1,707
	Guangdong Electric Power Development Co. Ltd. Class A	2,888,500	1,706
*	Hybio Pharmaceutical Co. Ltd. Class A	896,391	1,706
	China Petroleum Engineering Corp. Class A	4,044,500	1,705
	CECEP Solar Energy Co. Ltd. Class A	2,868,830	1,705
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	596,899	1,703
	Shannon Semiconductor Technology Co. Ltd. Class A	401,513	1,701
[1]	Shanghai Haohai Biological Technology Co. Ltd. Class H	539,320	1,699
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	364,100	1,698
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	464,100	1,697
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,700,924	1,686
	Yifan Pharmaceutical Co. Ltd. Class A	1,079,602	1,686
	Goke Microelectronics Co. Ltd. Class A	176,849	1,685
	Beijing Balance Medical Technology Co. Ltd. Class A	109,036	1,684
	CETC Cyberspace Security Technology Co. Ltd. Class A	810,573	1,680
	China Railway Materials Co. Ltd. Class A	4,882,300	1,679
	Beijing BDStar Navigation Co. Ltd. Class A	476,451	1,678
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	2,853,241	1,675
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	360,668	1,674
	Guangdong Advertising Group Co. Ltd. Class A	1,672,622	1,673
*	United Nova Technology Co. Ltd. Class A	2,616,718	1,673
	China Kings Resources Group Co. Ltd. Class A	531,834	1,673
*	Greenland Holdings Corp. Ltd. Class A	7,020,876	1,672
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,095,952	1,670
	Fujian Kuncai Material Technology Co. Ltd. Class A	597,940	1,667
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	2,058,401	1,665
	Hongta Securities Co. Ltd. Class A	1,638,780	1,664
	XTC New Energy Materials Xiamen Co. Ltd. Class A	253,488	1,658
	China Kepei Education Group Ltd.	9,712,000	1,656
	China Merchants Property Operation & Service Co. Ltd. Class A	1,015,616	1,649
	CCCC Design & Consulting Group Co. Ltd. Class A	1,537,050	1,648
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	2,145,709	1,642
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	795,661	1,639
	Chongqing Department Store Co. Ltd. Class A	374,760	1,638

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	SOHO China Ltd.	23,523,530	1,637
*	JoulWatt Technology Co. Ltd. Class A	343,651	1,637
	CMST Development Co. Ltd. Class A	2,022,131	1,635
	Wondershare Technology Group Co. Ltd. Class A	193,097	1,634
	Ovctek China Inc. Class A	805,582	1,633
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	1,128,619	1,630
*	Pengxin International Mining Co. Ltd. Class A	2,456,000	1,628
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,895,655	1,628
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	2,319,600	1,624
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	490,724	1,623
	Giantec Semiconductor Corp. Class A	161,378	1,617
	Shanghai Beite Technology Co. Ltd. Class A	256,000	1,615
	Innuovo Technology Co. Ltd. Class A	1,119,455	1,614
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	586,150	1,608
*	GCL System Integration Technology Co. Ltd. Class A	5,533,825	1,608
	China National Accord Medicines Corp. Ltd. Class B	1,082,653	1,607
	Anhui Yingjia Distillery Co. Ltd. Class A	265,743	1,607
*	Wuhan P&S Information Technology Co. Ltd. Class A	1,137,200	1,607
*	Cinda Real Estate Co. Ltd. Class A	2,756,335	1,607
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	853,819	1,606
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,374,513	1,605
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	626,595	1,603
*	Tangshan Jidong Cement Co. Ltd. Class A	2,457,177	1,603
*	Rising Nonferrous Metals Share Co. Ltd. Class A	322,720	1,601
	Huaihe Energy Group Co. Ltd. Class A	3,346,600	1,599
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	1,191,892	1,597
	Bank of Chongqing Co. Ltd. Class A	1,083,317	1,597
	Do-Fluoride New Materials Co. Ltd. Class A	996,870	1,596
	Estun Automation Co. Ltd. Class A	578,674	1,593
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	219,132	1,588
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	5,286,421	1,587
	Jiangsu Guotai International Group Co. Ltd. Class A	1,608,161	1,586
	Gambol Pet Group Co. Ltd. Class A	106,000	1,584
	Jiangsu Shagang Co. Ltd. Class A	1,952,785	1,579
	CSI Solar Co. Ltd. Class A	1,305,961	1,579
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	450,940	1,578
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	923,600	1,576
	Dongfang Electronics Co. Ltd. Class A	1,198,400	1,575
*	Roshow Technology Co. Ltd. Class A	1,598,800	1,572
	Sino-Platinum Metals Co. Ltd. Class A	865,820	1,572
	Henan Mingtai Al Industrial Co. Ltd. Class A	949,276	1,571
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	302,933	1,568
	Shandong Linglong Tyre Co. Ltd. Class A	798,791	1,567
	Huaming Power Equipment Co. Ltd. Class A	758,043	1,565
	Xi'an Triangle Defense Co. Ltd. Class A	458,339	1,564
	China Southern Power Grid Energy Storage Co. Ltd. Class A	1,165,227	1,564
	Anhui Heli Co. Ltd. Class A	715,915	1,564
	Hanwei Electronics Group Corp. Class A	274,002	1,562
	Zhejiang Medicine Co. Ltd. Class A	851,350	1,562
	Shanghai Awinic Technology Co. Ltd. Class A	155,025	1,561
*	Sai Micro Electronics Inc. Class A	693,440	1,558
*	Suzhou Centec Communications Co. Ltd. Class A	169,317	1,556
	Gaona Aero Material Co. Ltd. Class A	761,440	1,556
*	Shanghai Milkground Food Tech Co. Ltd. Class A	433,674	1,555
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	602,299	1,553
	Dongguan Development Holdings Co. Ltd. Class A	1,091,801	1,548
	China Oilfield Services Ltd. Class A	842,700	1,547
	Sinocare Inc. Class A	543,300	1,545
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	497,504	1,544
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	1,127,053	1,538
	Micro-Tech Nanjing Co. Ltd. Class A	186,368	1,537
*	Farasis Energy Gan Zhou Co. Ltd. Class A	915,556	1,536
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,533
	Hangzhou Dptech Technologies Co. Ltd. Class A	676,947	1,532
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,593,147	1,530
	Beijing Wandong Medical Technology Co. Ltd. Class A	633,223	1,529
	Eternal Asia Supply Chain Management Ltd. Class A	2,288,200	1,529
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	228,782	1,526
	Riyue Heavy Industry Co. Ltd. Class A	930,460	1,526
	DongFeng Automobile Co. Ltd. Class A	1,575,312	1,524

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	1,526,301	1,523
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,474,682	1,518
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	3,903,600	1,516
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	151,351	1,512
	YGSOFT Inc. Class A	1,925,995	1,511
*	Visionox Technology Inc. Class A	1,281,646	1,511
	Huada Automotive Technology Corp. Ltd. Class A	314,000	1,509
	Hunan Zhongke Electric Co. Ltd. Class A	724,000	1,507
*	Chongqing Iron & Steel Co. Ltd. Class A	8,556,724	1,507
*	Agile Group Holdings Ltd.	25,851,226	1,506
	iRay Group Class A	90,218	1,505
	Zhuhai CosMX Battery Co. Ltd. Class A	860,580	1,505
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,327,400	1,503
	Henan Zhongyuan Expressway Co. Ltd. Class A	2,397,600	1,501
*	Shanghai Anlogic Infotech Co. Ltd. Class A	397,342	1,500
	Shenzhen Airport Co. Ltd. Class A	1,607,662	1,499
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	784,990	1,499
	Hexing Electrical Co. Ltd. Class A	411,689	1,499
	Edifier Technology Co. Ltd. Class A	835,300	1,495
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	180,760	1,495
*	Montnets Cloud Technology Group Co. Ltd. Class A	785,000	1,494
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,685,972	1,493
	Tibet Huayu Mining Co. Ltd. Class A	610,400	1,493
	Servyou Software Group Co. Ltd. Class A	230,800	1,490
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	304,612	1,489
	Wuxi Rural Commercial Bank Co. Ltd. Class A	1,951,800	1,487
	Visual China Group Co. Ltd. Class A	526,231	1,487
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,509,500	1,486
	Bank of Xi'an Co. Ltd. Class A	3,115,300	1,486
*	Polaris Bay Group Co. Ltd. Class A	1,698,898	1,485
	Wuxi NCE Power Co. Ltd. Class A	347,281	1,481
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	387,100	1,481
	Zhejiang Jingu Co. Ltd. Class A	779,060	1,481
	GCL Energy Technology Co. Ltd. Class A	1,499,000	1,480
	Shanghai SMI Holding Co. Ltd. Class A	2,404,797	1,478
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,086,522	1,474
	Guomai Technologies Inc. Class A	968,065	1,473
	Datang International Power Generation Co. Ltd. Class A	3,433,221	1,467
	Tianjin Port Co. Ltd. Class A	2,408,471	1,467
*	Beijing Shunxin Agriculture Co. Ltd. Class A	668,146	1,465
	Insigma Technology Co. Ltd. Class A	1,008,500	1,464
	Shenzhen Expressway Corp. Ltd. Class A	953,204	1,464
	Eyebright Medical Technology Beijing Co. Ltd. Class A	134,676	1,463
	Jiangsu Linyang Energy Co. Ltd. Class A	1,919,925	1,463
	CITIC Metal Co. Ltd. Class A	1,386,300	1,461
	Cheng De Lolo Co. Ltd. Class A	1,132,872	1,461
*	Shenyang Machine Tool Co. Ltd. Class A	1,559,400	1,460
	JSTI Group Class A	1,199,857	1,454
	Huafu Fashion Co. Ltd. Class A	1,703,810	1,454
	Jiayou International Logistics Co. Ltd. Class A	756,940	1,452
	Hoymiles Power Electronics Inc. Class A	108,567	1,452
*	Ourpalm Co. Ltd. Class A	2,187,661	1,450
*	LianChuang Electronic Technology Co. Ltd. Class A	989,561	1,450
	Changjiang Publishing & Media Co. Ltd. Class A	1,099,100	1,448
	KPC Pharmaceuticals Inc. Class A	686,896	1,447
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	220,428	1,445
	Ningbo Xusheng Group Co. Ltd. Class A	811,263	1,444
*	Sinocelltech Group Ltd. Class A	287,325	1,444
	Shanghai Yaoji Technology Co. Ltd. Class A	386,659	1,443
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	1,308,665	1,443
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	328,500	1,443
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,442
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	397,947	1,440
	Digiwin Co. Ltd.	272,194	1,438
	Sichuan Yahua Industrial Group Co. Ltd. Class A	933,500	1,438
*	Alpha Group Class A	1,167,001	1,437
	China Tianying Inc. Class A	2,471,620	1,435
	Shenzhen Bluetrum Technology Co. Ltd. Class A	102,319	1,431
	Shanghai Pret Composites Co. Ltd. Class A	1,003,062	1,430
*	Sinopec Oilfield Service Corp. Class H	18,738,608	1,424

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	1,829,397	1,424
*	EFORT Intelligent Robot Co. Ltd.	427,959	1,422
	Fujian Star-net Communication Co. Ltd. Class A	532,981	1,422
	Baowu Magnesium Technology Co. Ltd. Class A	863,707	1,421
	Jiangsu Xukuang Energy Co. Ltd. Class A	2,056,800	1,419
	Southern Publishing & Media Co. Ltd. Class A	624,100	1,418
	Beijing Haohua Energy Resource Co. Ltd. Class A	1,424,760	1,417
	Sichuan Expressway Co. Ltd. Class A	1,813,610	1,417
*	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	1,159,800	1,416
	Guangdong Topstar Technology Co. Ltd. Class A	356,240	1,415
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	196,600	1,415
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,738,650	1,414
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	863,467	1,413
	Caida Securities Co. Ltd. Class A	1,598,300	1,410
	Shenzhen Yinghe Technology Co. Ltd. Class A	620,560	1,410
	Far East Smarter Energy Co. Ltd. Class A	2,130,760	1,409
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	231,504	1,408
*	Addsino Co. Ltd. Class A	1,497,900	1,408
	Jack Technology Co. Ltd. Class A	309,475	1,405
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,120,128	1,402
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,244,251	1,400
	Shanghai Bailian Group Co. Ltd. Class A	1,062,488	1,400
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	163,713	1,397
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	1,046,351	1,396
	Zhuhai Huafa Properties Co. Ltd. Class A	1,988,966	1,395
	Xinhuanet Co. Ltd. Class A	452,800	1,395
	Broadex Technologies Co. Ltd. Class A	219,300	1,394
	Zhuzhou Kibing Group Co. Ltd. Class A	1,870,714	1,392
*	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,711,100	1,392
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	986,738	1,391
	Jiangzhong Pharmaceutical Co. Ltd. Class A	441,100	1,391
	Xiamen ITG Group Corp. Ltd. Class A	1,610,674	1,391
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	485,000	1,390
	Guocheng Mining Co. Ltd. Class A	870,800	1,388
	Sanquan Food Co. Ltd. Class A	873,620	1,387
	BOC International China Co. Ltd. Class A	1,019,327	1,386
	Jiangxi Ganyue Expressway Co. Ltd. Class A	1,956,000	1,385
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	1,383
*	Hwa Create Co. Ltd. Class A	583,500	1,381
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	203,700	1,380
*	Dosilicon Co. Ltd. Class A	319,989	1,380
	Ferrotec Anhui Technology Development Co. Ltd. Class A	261,200	1,379
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,447,940	1,372
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	979,247	1,372
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,436,000	1,371
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	615,100	1,370
	TianShan Material Co. Ltd. Class A	2,027,120	1,369
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	578,000	1,366
	Shenzhen CECport Technologies Co. Ltd. Class A	508,000	1,365
*	Genimous Technology Co. Ltd. Class A	1,270,335	1,362
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,920,805	1,361
*	COFCO Biotechnology Co. Ltd. Class A	1,807,600	1,361
*	Angang Steel Co. Ltd. Class A	4,292,302	1,360
	Gansu Energy Chemical Co. Ltd. Class A	4,199,086	1,359
	Chongqing Taiji Industry Group Co. Ltd. Class A	478,800	1,358
	Sanwei Holding Group Co. Ltd. Class A	900,939	1,356
	Fushun Special Steel Co. Ltd. Class A	1,960,890	1,348
	Shanghai AJ Group Co. Ltd. Class A	2,177,598	1,346
	Bright Dairy & Food Co. Ltd. Class A	1,183,800	1,346
	Zhewen Interactive Group Co. Ltd. Class A	1,219,700	1,345
	XGD Inc. Class A	441,300	1,343
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	510,540	1,339
*	Vantone Neo Development Group Co. Ltd. Class A	1,751,010	1,338
	NanJi E-Commerce Co. Ltd. Class A	2,206,043	1,337
	Dongguan Yiheda Automation Co. Ltd. Class A	416,482	1,336
	Bluestar Adisseo Co. Class A	1,009,941	1,334
	Sany Renewable Energy Co. Ltd. Class A	426,842	1,334
	Tibet Mineral Development Co. Ltd. Class A	522,300	1,333
	Shengda Resources Co. Ltd. Class A	713,800	1,333
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	1,430,650	1,332

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Baoming Technology Co. Ltd. Class A	148,300	1,330
	Kailuan Energy Chemical Co. Ltd. Class A	1,599,269	1,330
	Guangdong Marubi Biotechnology Co. Ltd. Class A	204,429	1,330
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,197,418	1,329
	Beijing Gehua CATV Network Co. Ltd. Class A	1,339,400	1,328
	Shanghai Haohai Biological Technology Co. Ltd. Class A	184,214	1,328
*	Beijing Teamsun Technology Co. Ltd. Class A	1,060,406	1,328
	Telling Telecommunication Holding Co. Ltd. Class A	994,100	1,327
	Norinco International Cooperation Ltd. Class A	939,308	1,326
	Lao Feng Xiang Co. Ltd. Class A	200,700	1,326
	Joinn Laboratories China Co. Ltd. Class A	617,124	1,326
	Shenzhen Agricultural Power Group Co. Ltd. Class A	1,518,429	1,326
	Zhejiang Wanliyang Co. Ltd. Class A	1,312,500	1,325
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	2,081,320	1,325
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	1,238,529	1,323
	Nanjing Les Information Technology Co. Ltd. Class A	121,037	1,323
	Vanchip Tianjin Technology Co. Ltd. Class A	306,042	1,322
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,329,500	1,321
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	163,895	1,321
	North China Pharmaceutical Co. Ltd. Class A	1,585,460	1,318
*	Shenzhen Mason Technologies Co. Ltd. Class A	848,500	1,316
	Dazhong Mining Co. Ltd.	1,151,900	1,312
	Zhongmin Energy Co. Ltd. Class A	1,714,927	1,309
	Xiamen Kingdomway Group Co. Class A	599,100	1,308
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	232,360	1,307
	Beibuwan Port Co. Ltd. Class A	1,122,600	1,304
	Hubei Yihua Chemical Industry Co. Ltd. Class A	867,400	1,301
	China Bester Group Telecom Co. Ltd. Class A	409,299	1,301
	Shenzhen Leaguer Co. Ltd. Class A	1,145,721	1,299
*	Golden Solar New Energy Technology Holdings Ltd.	6,073,761	1,299
	Guangdong Electric Power Development Co. Ltd. Class B	5,941,248	1,294
	Levima Advanced Materials Corp. Class A	639,500	1,294
	FAWER Automotive Parts Co. Ltd. Class A	1,597,545	1,291
	Jingjin Equipment Inc. Class A	575,626	1,290
	Huaxia Eye Hospital Group Co. Ltd. Class A	497,500	1,290
	Sansure Biotech Inc. Class A	472,076	1,288
	Xinyu Iron & Steel Co. Ltd. Class A	2,314,000	1,288
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	334,750	1,287
	Beijing eGOVA Co. Ltd. Class A	571,612	1,287
	Fujian Apex Software Co. Ltd. Class A	220,440	1,283
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	1,774,500	1,282
*	Tianma Microelectronics Co. Ltd. Class A	1,166,705	1,282
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,281
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	1,793,499	1,281
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,482,615	1,281
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	727,100	1,278
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	472,387	1,278
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	1,277
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	519,058	1,277
*	Zotye Automobile Co. Ltd. Class A	4,412,600	1,277
	Fujian Longking Co. Ltd. Class A	800,200	1,275
	China CAMC Engineering Co. Ltd. Class A	1,168,000	1,275
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	672,428	1,273
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	440,200	1,273
*	Tellhow Sci-Tech Co. Ltd. Class A	983,884	1,265
	Xinjiang Joinworld Co. Ltd. Class A	1,379,316	1,265
*	Wonders Information Co. Ltd. Class A	1,233,500	1,262
	Wuxi Boton Technology Co. Ltd. Class A	399,404	1,262
*	Chengxin Lithium Group Co. Ltd. Class A	818,074	1,262
	Moon Environment Technology Co. Ltd. Class A	795,284	1,261
	Guizhou Chanhen Chemical Corp. Class A	404,800	1,260
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	190,956	1,257
	Jiangxi Ganneng Co. Ltd. Class A	992,742	1,256
	Zhuzhou Times New Material Technology Co. Ltd. Class A	802,800	1,255
	BBMG Corp. Class A	5,955,693	1,255
	Stanley Agricultural Group Co. Ltd. Class A	1,085,928	1,254
	Anhui Xinhua Media Co. Ltd. Class A	1,299,982	1,254
	Shenzhen FRD Science & Technology Co. Ltd. Class A	465,019	1,253
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	549,579	1,252
*	Grandjoy Holdings Group Co. Ltd. Class A	3,472,800	1,250

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nanjing Hanrui Cobalt Co. Ltd. Class A	286,200	1,249
	ZWSOFT Co. Ltd. Guangzhou Class A	95,649	1,248
	Chengzhi Co. Ltd. Class A	1,199,628	1,248
	Jiaze Renewables Co. Ltd.	2,495,200	1,245
*	Sansteel Minguang Co. Ltd. Fujian Class A	2,397,156	1,245
*	Jushri Technologies Inc. Class A	441,400	1,244
	Toread Holdings Group Co. Ltd. Class A	884,800	1,243
	Huatu Cendes Co. Ltd. Class A	94,600	1,242
	Jihua Group Corp. Ltd. Class A	3,491,500	1,241
	Shanghai Environment Group Co. Ltd. Class A	1,146,008	1,241
	Baimtec Material Co. Ltd. Class A	170,514	1,240
	Fangda Special Steel Technology Co. Ltd. Class A	2,024,055	1,240
	Beijing Dahao Technology Corp. Ltd. Class A	676,544	1,236
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	105,714	1,231
	Camel Group Co. Ltd. Class A	1,063,051	1,229
	Hanyu Group Joint-Stock Co. Ltd. Class A	532,400	1,223
	Hongbaoli Group Corp. Ltd. Class A	714,859	1,221
*	Primarius Technologies Co. Ltd. Class A	400,608	1,220
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	6,449,000	1,217
*	Forehope Electronic Ningbo Co. Ltd. Class A	320,183	1,216
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	791,417	1,215
	PhiChem Corp. Class A	498,100	1,215
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	754,808	1,213
	City Development Environment Co. Ltd. Class A	654,680	1,213
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	383,649	1,213
	Jiangxi Hongcheng Environment Co. Ltd. Class A	902,600	1,209
	Valiant Co. Ltd. Class A	802,650	1,207
	Shandong Denghai Seeds Co. Ltd. Class A	864,118	1,206
	Shenzhen Sunline Tech Co. Ltd. Class A	692,152	1,203
*	Focused Photonics Hangzhou Inc. Class A	419,596	1,200
	Easy Click Worldwide Network Technology Co. Ltd. Class A	328,400	1,198
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	1,237,659	1,195
	Kunshan Dongwei Technology Co. Ltd. Class A	255,990	1,194
	Qingdao Haier Biomedical Co. Ltd. Class A	274,959	1,193
	Advanced Fiber Resources Zhuhai Ltd. Class A	213,555	1,193
*	Yueyang Forest & Paper Co. Ltd. Class A	2,021,160	1,193
*	Sinochem International Corp. Class A	2,410,916	1,189
	Xiamen King Long Motor Group Co. Ltd. Class A	676,646	1,186
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	692,454	1,183
	Winall Hi-Tech Seed Co. Ltd. Class A	935,130	1,183
	Shandong Lukang Pharma Class A	867,190	1,182
	PCI Technology Group Co. Ltd. Class A	1,652,858	1,180
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd. Class A	160,886	1,175
[3]	Tongyu Heavy Industry Co. Ltd. Class A	3,501,757	1,173
	Archermind Technology Nanjing Co. Ltd. Class A	195,091	1,173
	Aotecar New Energy Technology Co. Ltd. Class A	2,987,100	1,173
	IReader Technology Co. Ltd. Class A	434,794	1,173
	Qianhe Condiment & Food Co. Ltd. Class A	755,510	1,171
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	929,331	1,169
*	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	423,600	1,168
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	959,788	1,168
	Ningbo Yongxin Optics Co. Ltd. Class A	97,100	1,167
*	Zhejiang Yongtai Technology Co. Ltd. Class A	818,613	1,167
*	Chengdu CORPRO Technology Co. Ltd. Class A	519,000	1,166
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,115,150	1,165
	B-Soft Co. Ltd. Class A	1,485,966	1,165
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,740,052	1,164
	Sunflower Pharmaceutical Group Co. Ltd. Class A	538,108	1,163
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	1,506,900	1,162
*	Tibet Tianlu Co. Ltd. Class A	1,206,334	1,160
	Shenzhen Microgate Technology Co. Ltd. Class A	822,600	1,160
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	328,826	1,160
	Tianneng Battery Group Co. Ltd. Class A	324,087	1,158
	Beyondsoft Corp. Class A	638,200	1,157
*	UTour Group Co. Ltd. Class A	1,051,725	1,155
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	692,300	1,155
	New Guomai Digital Culture Co. Ltd. Class A	733,200	1,152
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	738,600	1,149
	Hsino Tower Group Co. Ltd. Class A	2,044,000	1,149
	Shanghai Huayi Group Co. Ltd. Class A	1,222,776	1,146

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	China Science Publishing & Media Ltd. Class A	449,100	1,146
	Hangzhou Sunrise Technology Co. Ltd. Class A	524,066	1,145
*	Anhui Tatfook Technology Co. Ltd. Class A	741,800	1,143
*	China Fortune Land Development Co. Ltd. Class A	3,480,043	1,143
	Jiangsu Guoxin Corp. Ltd. Class A	1,130,100	1,142
	Guangzhou Restaurant Group Co. Ltd. Class A	534,761	1,142
	Triumph Science & Technology Co. Ltd. Class A	774,750	1,141
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,844,250	1,140
	Shanghai Bright Meat Group Co. Ltd. Class A	1,019,098	1,138
	Shanghai Datun Energy Resources Co. Ltd. Class A	745,100	1,137
	Fujian Longxi Bearing Group Co. Ltd. Class A	366,699	1,137
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	288,082	1,137
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	1,984,439	1,134
	Huangshan Novel Co. Ltd. Class A	769,699	1,133
	Central China Land Media Co. Ltd. Class A	663,500	1,133
	Yangling Metron New Material Inc. Class A	436,300	1,132
	CIMC Vehicles Group Co. Ltd. Class A	1,008,200	1,128
*	Bringspring Science & Technology Co. Ltd. Class A	501,400	1,128
	CQ Pharmaceutical Holding Co. Ltd. Class A	1,688,400	1,128
	Yunnan Energy Investment Co. Ltd. Class A	751,155	1,127
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	475,864	1,125
	Kaishan Group Co. Ltd. Class A	934,508	1,124
	Guangdong Vanward New Electric Co. Ltd. Class A	727,140	1,124
	NYOCOR Co. Ltd. Class A	1,483,800	1,124
*	China Express Airlines Co. Ltd. Class A	1,118,500	1,123
	Shanghai Fortune Techgroup Co. Ltd. Class A	407,800	1,121
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,340,005	1,118
	Xiamen Bank Co. Ltd. Class A	1,406,600	1,116
	China TransInfo Technology Co. Ltd. Class A	884,700	1,115
*	China Reform Health Management & Services Group Co. Ltd. Class A	771,892	1,114
	Hefei Chipmore Technology Co. Ltd. Class A	729,138	1,114
	YUNDA Holding Group Co. Ltd. Class A	1,190,669	1,114
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	1,706,976	1,113
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	898,950	1,113
	Sineng Electric Co. Ltd. Class A	289,448	1,113
	C&S Paper Co. Ltd. Class A	1,224,890	1,113
	Biem.L.Fdlkk Garment Co. Ltd. Class A	489,664	1,113
	GRG Metrology & Test Group Co. Ltd. Class A	466,500	1,111
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,926,460	1,111
	Huapont Life Sciences Co. Ltd. Class A	1,986,101	1,111
	Jiangsu Guomao Reducer Co. Ltd. Class A	510,092	1,110
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,269,500	1,110
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	289,840	1,108
	Suzhou Nanomicro Technology Co. Ltd. Class A	359,533	1,108
*	Guangdong Golden Dragon Development Inc. Class A	731,400	1,106
	Luxin Venture Capital Group Co. Ltd. Class A	698,508	1,106
	Anhui Guangxin Agrochemical Co. Ltd. Class A	743,036	1,105
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,180,100	1,105
	China CYTS Tours Holding Co. Ltd. Class A	825,868	1,105
*	BOE HC SemiTek Corp.	1,212,450	1,104
*	Gosuncn Technology Group Co. Ltd. Class A	1,697,592	1,103
	Changzhou Qianhong Biopharma Co. Ltd. Class A	1,317,650	1,103
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	422,995	1,102
	Shenzhen Desay Battery Technology Co. Class A	377,942	1,101
*	AECC Aero Science & Technology Co. Ltd. Class A	324,800	1,100
	CIG Shanghai Co. Ltd. Class A	234,700	1,098
	PNC Process Systems Co. Ltd. Class A	311,280	1,097
	Risen Energy Co. Ltd. Class A	898,500	1,095
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	173,200	1,095
	Porton Pharma Solutions Ltd. Class A	527,750	1,094
*	Financial Street Holdings Co. Ltd. Class A	2,880,311	1,094
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	626,784	1,092
	Easyhome New Retail Group Co. Ltd. Class A	2,402,000	1,091
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	785,400	1,091
	Beijing Strong Biotechnologies Inc. Class A	565,885	1,090
	Suzhou Anjie Technology Co. Ltd. Class A	613,109	1,087
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	374,762	1,087
	Dian Diagnostics Group Co. Ltd. Class A	561,937	1,085
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	79,389	1,085
*	Harbin Pharmaceutical Group Co. Ltd. Class A	2,186,931	1,083

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Shanxi Coking Co. Ltd. Class A	2,255,474	1,081
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	475,500	1,080
	DeHua TB New Decoration Materials Co. Ltd. Class A	760,550	1,080
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	389,709	1,080
	Zhejiang Communications Technology Co. Ltd. Class A	2,038,540	1,080
	CTS International Logistics Corp. Ltd. Class A	1,278,662	1,080
	Sunyard Technology Co. Ltd. Class A	483,327	1,079
	Topsec Technologies Group Inc. Class A	1,084,532	1,079
	Befar Group Co. Ltd. Class A	1,918,734	1,079
	Anhui Construction Engineering Group Co. Ltd. Class A	1,699,609	1,077
	OPT Machine Vision Tech Co. Ltd. Class A	86,420	1,077
*,1	Microport Cardioflow Medtech Corp.	9,267,000	1,077
	POCO Holding Co. Ltd. Class A	193,280	1,077
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	914,200	1,077
	FESCO Group Co. Ltd. Class A	370,348	1,076
	China Publishing & Media Co. Ltd. Class A	1,231,700	1,072
	Jiangsu Etern Co. Ltd. Class A	1,230,970	1,071
	Shanying International Holding Co. Ltd. Class A	4,633,725	1,069
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	426,010	1,068
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,703,900	1,066
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	588,803	1,065
	Shanghai Liangxin Electrical Co. Ltd. Class A	925,872	1,065
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,204,044	1,064
	Hangzhou Zhongheng Electric Co. Ltd. Class A	551,267	1,063
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	641,863	1,062
	Sinomach Automobile Co. Ltd. Class A	1,218,000	1,062
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,547,217	1,062
	Guangdong Tapai Group Co. Ltd. Class A	1,041,936	1,062
	Hubei Chutian Smart Communication Co. Ltd. Class A	1,737,600	1,059
	Skyworth Digital Co. Ltd. Class A	686,100	1,059
	Pylon Technologies Co. Ltd. Class A	187,357	1,058
	JL Mag Rare-Earth Co. Ltd. Class A	374,272	1,057
	Guangzhou Wondfo Biotech Co. Ltd. Class A	372,118	1,055
*	HyUnion Holding Co. Ltd. Class A	1,101,382	1,055
	Suzhou Good-Ark Electronics Co. Ltd. Class A	837,100	1,055
	Amoy Diagnostics Co. Ltd. Class A	368,460	1,054
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	217,300	1,054
	Sunward Intelligent Equipment Co. Ltd. Class A	1,093,720	1,054
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	933,200	1,053
	Guangdong Dowstone Technology Co. Ltd. Class A	546,200	1,053
	Ningxia Building Materials Group Co. Ltd. Class A	594,588	1,053
*	Ningxia Western Venture Industrial Co. Ltd. Class A	1,478,651	1,052
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	231,660	1,050
	Guangzhou Guangri Stock Co. Ltd. Class A	728,000	1,050
	Arctech Solar Holding Co. Ltd. Class A	163,228	1,050
	Guangdong Mingyang Electric Co. Ltd. Class A	177,800	1,048
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,102,100	1,048
	Liaoning Chengda Biotechnology Co. Ltd. Class A	304,927	1,046
*	Western Region Gold Co. Ltd. Class A	468,800	1,046
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,433,100	1,045
	Shenma Industry Co. Ltd. Class A	939,904	1,040
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,039,390	1,040
[2]	Helens International Holdings Co. Ltd.	4,874,500	1,039
	Anhui Kouzi Distillery Co. Ltd. Class A	211,827	1,039
	Luenmei Quantum Co. Ltd. Class A	1,286,022	1,039
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,120,686	1,038
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,305,666	1,037
	GoodWe Technologies Co. Ltd. Class A	189,178	1,037
	Zhongyuan Environment-Protection Co. Ltd. Class A	923,568	1,036
	Vats Liquor Chain Store Management JSC Ltd. Class A	428,658	1,033
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	253,700	1,033
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	725,140	1,033
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,242,571	1,032
	Guodian Nanjing Automation Co. Ltd. Class A	990,432	1,031
	Motic Xiamen Electric Group Co. Ltd. Class A	486,429	1,030
*	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,029
	Shenzhen Guangju Energy Co. Ltd. Class A	396,188	1,029
*	Suzhou Everbright Photonics Co. Ltd. Class A	130,377	1,029
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	388,200	1,027
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	846,120	1,025

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	3,064,100	1,025
	Sichuan EM Technology Co. Ltd. Class A	825,890	1,024
	Guobang Pharma Ltd. Class A	386,400	1,021
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	895,644	1,021
	Daan Gene Co. Ltd. Class A	1,317,523	1,021
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	858,650	1,019
	Solareast Holdings Co. Ltd. Class A	775,159	1,019
	China Southern Power Grid Technology Co. Ltd. Class A	257,685	1,019
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	281,658	1,018
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	330,880	1,015
*	Suzhou Secote Precision Electronic Co. Ltd. Class A	170,264	1,015
	Sumec Corp. Ltd. Class A	779,100	1,015
	Dashang Co. Ltd. Class A	294,030	1,014
	Kuangda Technology Group Co. Ltd. Class A	1,463,584	1,014
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	688,159	1,013
*	Minmetals Development Co. Ltd. Class A	1,027,086	1,013
	Zhejiang HangKe Technology Inc. Co. Class A	429,723	1,011
*	RongFa Nuclear Equipment Co. Ltd. Class A	1,545,600	1,011
	Mehow Innovative Ltd. Class A	309,900	1,010
	Guotai Epoint Software Co. Ltd. Class A	221,590	1,010
	Sino Wealth Electronic Ltd. Class A	336,367	1,010
	Tofflon Science & Technology Group Co. Ltd. Class A	622,854	1,009
	Fujian Boss Software Development Co. Ltd. Class A	484,033	1,008
	Wuxi Autowell Technology Co. Ltd. Class A	220,872	1,006
	Jinyu Bio-Technology Co. Ltd. Class A	1,072,250	1,004
	Jiang Su Suyan Jingshen Co. Ltd. Class A	761,500	1,003
*	Konka Group Co. Ltd. Class A	1,329,700	1,001
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	347,633	1,000
	Whirlpool China Co. Ltd. Class A	738,250	999
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	181,890	999
*	Hongbo Co. Ltd. Class A	456,950	997
*	Toyou Feiji Electronics Co. Ltd. Class A	518,435	997
	Jiangsu ToLand Alloy Co. Ltd. Class A	333,255	996
	Chengdu Wintrue Holding Co. Ltd. Class A	868,170	995
	Hainan Expressway Co. Ltd. Class A	1,170,600	994
	Jinxi Axle Co. Ltd. Class A	1,804,300	993
*	Lier Chemical Co. Ltd. Class A	706,221	993
	China Sports Industry Group Co. Ltd. Class A	908,800	993
*	Shandong Dongyue Silicone Material Co. Ltd. Class A	986,800	993
	Windey Energy Technology Group Co. Ltd. Class A	684,528	991
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	474,450	990
	Top Energy Co. Ltd. Shanxi Class A	1,237,044	989
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	473,849	989
	Rizhao Port Co. Ltd. Class A	2,389,100	988
	Sichuan Injet Electric Co. Ltd. Class A	179,400	988
*	Beijing Philisense Technology Co. Ltd. Class A	1,370,633	987
	Ningbo Peacebird Fashion Co. Ltd. Class A	451,729	987
	Chongqing Water Group Co. Ltd. Class A	1,484,150	987
*	Shenzhen Dynanonic Co. Ltd. Class A	256,032	986
	Zhejiang Hangmin Co. Ltd. Class A	1,012,684	986
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	2,698,046	985
*	Shanghai STEP Electric Corp. Class A	494,600	985
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	403,091	984
	Streamax Technology Co. Ltd. Class A	145,100	984
*	Wellhope Foods Co. Ltd. Class A	854,101	982
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	827,460	981
	Renhe Pharmacy Co. Ltd. Class A	1,323,248	981
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	1,022,158	980
	263 Network Communications Co. Ltd. Class A	1,350,860	980
*	Harbin Hatou Investment Co. Ltd. Class A	1,253,600	980
	Bank of Lanzhou Co. Ltd. Class A	3,131,500	979
	Shenzhen Aisidi Co. Ltd. Class A	611,320	978
	Chongqing Road & Bridge Co. Ltd. Class A	1,338,000	976
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,614,865	976
	Luolai Lifestyle Technology Co. Ltd. Class A	784,283	975
	Autobio Diagnostics Co. Ltd. Class A	184,080	975
*	Xian International Medical Investment Co. Ltd. Class A	1,403,500	973
	Chengdu RML Technology Co. Ltd. Class A	159,358	972
	Bros Eastern Co. Ltd. Class A	1,423,289	972
	Sumavision Technologies Co. Ltd. Class A	1,336,200	969

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Keboda Technology Co. Ltd. Class A	129,581	968
	Ningbo Yunsheng Co. Ltd. Class A	941,571	968
	Hunan Corun New Energy Co. Ltd. Class A	1,484,230	966
	Shenzhen Tagen Group Co. Ltd. Class A	1,970,094	965
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	122,917	965
	Shinva Medical Instrument Co. Ltd. Class A	476,122	964
	Shandong Publishing & Media Co. Ltd. Class A	711,600	962
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	231,913	960
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	736,081	960
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,161,920	960
	Chengdu Hongqi Chain Co. Ltd. Class A	1,222,800	958
	Yixintang Pharmaceutical Group Co. Ltd. Class A	490,554	958
	Shandong WIT Dyne Health Co. Ltd. Class A	227,050	956
	Wushang Group Co. Ltd. Class A	745,977	956
	Greattown Holdings Ltd. Class A	2,188,021	956
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	570,600	955
*	TPV Technology Co. Ltd. Class A	3,004,300	955
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	775,900	952
	Hainan Haide Capital Management Co. Ltd. Class A	1,271,963	950
	Lushang Freda Pharmaceutical Co. Ltd. Class A	925,879	946
	Guangdong South New Media Co. Ltd. Class A	176,292	946
*	Guoguang Electric Co. Ltd. Class A	480,600	944
	Henan Lingrui Pharmaceutical Co. Class A	299,600	944
	Lancy Co. Ltd. Class A	430,900	943
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,627,900	943
*	Guizhou Zhongyida Co. Ltd. Class A	631,800	943
	Tayho Advanced Materials Group Co. Ltd. Class A	668,261	941
	Beijing SuperMap Software Co. Ltd. Class A	490,500	940
	Zhejiang Construction Investment Group Co. Ltd. Class A	803,378	940
	Shenzhen Noposin Crop Science Co. Ltd. Class A	721,700	938
	China National Accord Medicines Corp. Ltd. Class A	277,351	937
	China Merchants Port Group Co. Ltd. Class A	356,900	936
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	974,471	936
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	368,300	935
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,150,408	932
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	856,902	930
	Bright Real Estate Group Co. Ltd. Class A	2,068,005	930
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	372,934	930
	North Electro-Optic Co. Ltd. Class A	494,561	929
	Zhongtong Bus Holding Co. Ltd. Class A	607,400	928
	Mesnac Co. Ltd. Class A	860,489	926
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,269,206	925
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	656,150	925
	Chow Tai Seng Jewellery Co. Ltd. Class A	515,325	924
	Sino Biological Inc. Class A	110,770	923
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,040,200	923
	Newcapec Electronics Co. Ltd. Class A	488,335	922
	Yuanjie Semiconductor Technology Co. Ltd. Class A	58,211	922
	Hangzhou Weiguang Electronic Co. Ltd. Class A	202,020	921
	Tibet Urban Development & Investment Co. Ltd. Class A	755,514	921
	Tungkong Inc. Class A	556,076	920
*	Sinodata Co. Ltd. Class A	329,635	920
	Chengdu Leejun Industrial Co. Ltd. Class A	1,022,161	919
*	Client Service International Inc. Class A	432,967	919
*	Bio-Thera Solutions Ltd. Class A	298,835	919
	Chongqing Chuanyi Automation Co. Ltd. Class A	326,363	917
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	702,487	916
	Innovation New Material Technology Co. Ltd. Class A	1,767,600	913
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,819,613	912
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	137,000	911
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	605,400	911
	Xinzhi Group Co. Ltd. Class A	382,400	908
	Linktel Technologies Co. Ltd. Class A	104,180	908
*	CICT Mobile Communication Technology Co. Ltd. Class A	1,239,435	907
	Beijing SL Pharmaceutical Co. Ltd. Class A	1,024,046	907
	Puyang Refractories Group Co. Ltd. Class A	1,231,481	906
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	636,526	906
	Beijing CTJ Information Technology Co. Ltd. Class A	282,693	903
	Xinfengming Group Co. Ltd. Class A	606,451	901
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,433,996	898

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	North Huajin Chemical Industries Co. Ltd. Class A	1,234,503	898
	Beijing Relpow Technology Co. Ltd. Class A	463,747	897
	Youngy Co. Ltd. Class A	239,500	896
*	Anhui Golden Seed Winery Co. Ltd. Class A	659,801	896
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	896
	Changshu Tianyin Electromechanical Co. Ltd. Class A	412,893	896
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	895
	Luoniushan Co. Ltd. Class A	1,097,907	894
	Xinxiang Chemical Fiber Co. Ltd. Class A	1,663,349	893
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	887,900	893
	Joyoung Co. Ltd. Class A	682,392	893
*	Sunstone Development Co. Ltd. Class A	373,000	893
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	1,451,724	893
*	Wutong Holding Group Co. Ltd. Class A	1,355,722	892
	Emei Shan Tourism Co. Ltd. Class A	478,100	891
*	MGI Tech Co. Ltd. Class A	81,210	891
	AUCMA Co. Ltd. Class A	971,301	889
	Guangzhou Port Co. Ltd. Class A	2,060,800	888
	Hongyuan Green Energy Co. Ltd. Class A	452,698	886
	Suning Universal Co. Ltd. Class A	2,979,759	886
	Chongqing Port Co. Ltd. Class A	1,210,600	885
	Shenzhen YHLO Biotech Co. Ltd. Class A	448,217	885
*	CGN Nuclear Technology Development Co. Ltd. Class A	918,427	885
	Nanjing Vazyme Biotech Co. Ltd. Class A	290,746	885
	Jiangsu Yunyi Electric Co. Ltd. Class A	878,840	884
*	Offcn Education Technology Co. Ltd. Class A	2,129,576	884
	Dazhong Transportation Group Co. Ltd. Class B	4,483,348	883
	Yotrio Group Co. Ltd. Class A	1,839,350	882
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	215,200	881
	Changhong Meiling Co. Ltd. Class A	852,328	880
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	443,300	879
	Chengdu XGimi Technology Co. Ltd.	50,158	879
	Jiajiayue Group Co. Ltd. Class A	603,492	878
*	China High Speed Railway Technology Co. Ltd. Class A	2,366,297	878
	Xinjiang Communications Construction Group Co. Ltd. Class A	576,600	877
*	Beijing VRV Software Corp. Ltd. Class A	1,365,700	876
*	Beijing Haixin Energy Technology Co. Ltd. Class A	2,183,007	875
	China Conch Environment Protection Holdings Ltd.	12,650,862	874
	China Animal Husbandry Industry Co. Ltd. Class A	950,266	873
	Weifu High-Technology Group Co. Ltd. Class A	324,300	872
*	Feitian Technologies Co. Ltd. Class A	392,500	870
	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	145,184	869
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,167,540	869
	Qingdao Rural Commercial Bank Corp. Class A	2,012,200	868
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	649,200	868
	PharmaBlock Sciences Nanjing Inc. Class A	195,905	868
	Shenzhen Gongjin Electronics Co. Ltd. Class A	690,588	868
	Hangzhou Onechance Tech Corp. Class A	262,325	865
	Guangdong Shaoneng Group Co. Ltd. Class A	1,112,040	864
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	703,200	864
	Foran Energy Group Co. Ltd. Class A	610,931	863
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	457,342	862
*	Hainan Haiyao Co. Ltd. Class A	1,301,400	861
	Betta Pharmaceuticals Co. Ltd. Class A	123,400	861
	Chengdu ALD Aviation Manufacturing Corp. Class A	353,242	860
	Chengdu Guoguang Electric Co. Ltd. Class A	74,520	860
	Changchun Faway Automobile Components Co. Ltd. Class A	660,868	856
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	578,600	855
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	725,100	853
*	Nanfang Zhongjin Environment Co. Ltd. Class A	1,775,883	851
*	Zhongbai Holdings Group Co. Ltd. Class A	794,489	851
*	Yijiahe Technology Co. Ltd. Class A	167,000	851
	Wolong New Energy Group Co. Ltd. Class A	943,001	851
	Shenzhen Changhong Technology Co. Ltd. Class A	485,400	850
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	328,055	850
	Hangzhou Jiebai Group Co. Ltd. Class A	778,557	850
	Qinhuangdao Port Co. Ltd. Class A	1,948,800	850
	Triangle Tyre Co. Ltd. Class A	455,000	849
*	Datang Huayin Electric Power Co. Ltd. Class A	1,392,000	847
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	382,700	847

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,463,420	843
	Huadian Heavy Industries Co. Ltd. Class A	1,019,585	843
	TDG Holdings Co. Ltd. Class A	940,100	842
	Luyang Energy-Saving Materials Co. Ltd.	509,771	842
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	784,540	840
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	552,800	837
	Anhui Huaheng Biotechnology Co. Ltd. Class A	218,225	837
*	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	171,600	836
*	Minmetals New Energy Materials Hunan Co. Ltd.	1,294,560	836
	YanTai Shuangta Food Co. Ltd. Class A	1,141,500	836
	Semitronix Corp. Class A	122,500	834
	Fujian Expressway Development Co. Ltd. Class A	1,666,600	833
	Shenzhen Das Intellitech Co. Ltd. Class A	1,903,796	833
	Unilumin Group Co. Ltd. Class A	872,038	833
	Zhejiang Runtu Co. Ltd. Class A	868,351	832
	Edan Instruments Inc. Class A	517,400	831
	Jinhong Gas Co. Ltd. Class A	362,709	829
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	943,400	829
	Sichuan Haite High-tech Co. Ltd. Class A	649,180	825
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	763,490	824
	Dlg Exhibitions & Events Corp. Ltd. Class A	772,940	823
*	Kunming Yunnei Power Co. Ltd. Class A	1,904,354	822
	China International Marine Containers Group Co. Ltd. Class A	790,160	822
*	Lihuayi Weiyuan Chemical Co. Ltd. Class A	463,100	821
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	1,872,197	821
*	Kingsignal Technology Co. Ltd. Class A	620,360	819
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,642	819
	Appotronics Corp. Ltd. Class A	421,869	819
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	379,500	818
	Digital China Information Service Group Co. Ltd. Class A	555,543	818
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	723,970	817
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	926,835	815
*	New Journey Health Technology Group Co. Ltd. Class A	2,596,000	815
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,097,901	812
	Guangxi Energy Co. Ltd. Class A	1,383,240	812
	Jiangsu Gian Technology Co. Ltd. Class A	180,768	812
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,047,950	812
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	144,777	811
*	Hunan New Wellful Co. Ltd. Class A	974,000	811
	Jangho Group Co. Ltd. Class A	1,104,707	810
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,600,000	809
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	882,700	809
	Longhua Technology Group Luoyang Co. Ltd. Class A	864,300	808
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,671,024	808
	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	171,000	807
	Eastcompeace Technology Co. Ltd. Class A	598,315	806
*	China Harzone Industry Corp. Ltd. Class A	786,065	804
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	803
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	684,300	803
*	Jade Bird Fire Co. Ltd. Class A	525,970	803
*	YaGuang Technology Group Co. Ltd. Class A	1,047,200	801
*	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	534,001	800
*	China South City Holdings Ltd.	51,665,258	799
*	China Union Holdings Ltd. Class A	1,594,400	799
	Inmyshow Digital Technology Group Co. Ltd. Class A	1,215,257	799
	CITIC Press Corp. Class A	192,900	798
*	Beijing Capital Development Co. Ltd. Class A	2,443,183	798
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,345,900	797
	Explosive Co. Ltd. Class A	474,900	795
	Bear Electric Appliance Co. Ltd. Class A	127,600	795
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	663,164	795
	Shanghai Highly Group Co. Ltd. Class A	503,500	794
	Jiangling Motors Corp. Ltd. Class B	635,970	793
	Guangxi LiuYao Group Co. Ltd. Class A	339,186	791
	Shenzhen Heungkong Holding Co. Ltd. Class A	3,521,818	790
	Sinosoft Co. Ltd. Class A	300,076	789
*	Sun Create Electronics Co. Ltd. Class A	304,876	786
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	323,000	786
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	933,236	785
	JS Corrugating Machinery Co. Ltd. Class A	532,900	785

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Jingwei Hirain Technologies Co. Inc. Class A	70,584	785
*	C*Core Technology Co. Ltd. Class A	215,535	784
*	Tangrenshen Group Co. Ltd. Class A	1,175,650	784
	Changzhou Fusion New Material Co. Ltd. Class A	177,628	783
*	Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,294,230	782
*	ADAMA Ltd. Class A	915,100	780
	FSPG Hi-Tech Co. Ltd. Class A	885,500	779
	Nanjing Pharmaceutical Co. Ltd. Class A	1,083,262	778
	Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	778
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	327,900	778
	Orient International Enterprise Ltd. Class A	757,400	777
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,968,079	777
*	Hiconics Eco-energy Technology Co. Ltd. Class A	1,066,400	776
*	Shandong Longda Meishi Co. Ltd. Class A	904,000	776
	Qiming Information Technology Co. Ltd. Class A	334,674	775
	Jinko Power Technology Co. Ltd. Class A	2,169,800	775
*	5I5J Holding Group Co. Ltd. Class A	1,773,003	773
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	196,511	772
	Shandong Dawn Polymer Co. Ltd. Class A	359,200	770
	Chengdu Kanghua Biological Products Co. Ltd. Class A	110,970	770
	Shenzhen Hello Tech Energy Co. Ltd. Class A	86,174	768
	Wuhan East Lake High Technology Group Co. Ltd. Class A	635,100	768
*,2	CMGE Technology Group Ltd.	17,794,000	766
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	425,267	764
	Fujian Dongbai Group Co. Ltd. Class A	876,300	763
	Sufa Technology Industry Co. Ltd. CNNC Class A	328,659	762
	Canny Elevator Co. Ltd. Class A	764,373	762
*	Fujian Snowman Group Co. Ltd. Class A	724,468	761
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,438,150	761
*	Suzhou Jinfu Technology Co. Ltd. Class A	1,089,400	760
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	514,700	760
	Zhuhai Port Co. Ltd. Class A	1,050,000	760
*	Zhejiang Vie Science & Technology Co. Ltd. Class A	460,400	759
*	INKON Life Technology Co. Ltd. Class A	587,200	759
	Fujian Qingshan Paper Industry Co. Ltd. Class A	2,584,790	758
	Hubei Century Network Technology Co. Ltd. Class A	465,300	758
*	Beijing Hualian Department Store Co. Ltd. Class A	2,499,781	758
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,609,931	757
*	Phenix Optical Co. Ltd. Class A	275,600	757
	Nanjing Cosmos Chemical Co. Ltd. Class A	274,000	757
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	1,067,710	756
	Xilinmen Furniture Co. Ltd. Class A	357,900	754
	Guizhou Tyre Co. Ltd. Class A	1,253,971	753
	Northeast Pharmaceutical Group Co. Ltd. Class A	1,064,270	753
	MLS Co. Ltd. Class A	692,600	753
	EIT Environmental Development Group Co. Ltd. Class A	345,501	752
	Vatti Corp. Ltd. Class A	842,448	751
	Yabao Pharmaceutical Group Co. Ltd. Class A	893,483	750
*	CITIC Guoan Information Industry Co. Ltd. Class A	2,120,500	749
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	749
	Jinhui Liquor Co. Ltd. Class A	282,800	748
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	1,589,829	747
	Guizhou Gas Group Corp. Ltd. Class A	795,372	746
*	Global Infotech Co. Ltd. Class A	388,600	744
	Lianhe Chemical Technology Co. Ltd. Class A	853,200	743
*	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	753,044	742
	Shanghai Baolong Automotive Corp. Class A	143,900	742
	Changzheng Engineering Technology Co. Ltd. Class A	320,346	739
	Jiangsu Huaxicun Co. Ltd. Class A	799,400	739
	Goldenmax International Group Ltd. Class A	661,900	737
	Jiangsu Hongdou Industrial Co. Ltd. Class A	2,523,975	737
	Jinneng Science&Technology Co. Ltd. Class A	858,655	736
	Bafang Electric Suzhou Co. Ltd. Class A	198,917	735
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	178,000	735
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	489,814	735
*	VanJee Technology Co. Ltd. Class A	201,160	734
	Wuhan Keqian Biology Co. Ltd. Class A	327,993	734
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	732
*,3	China Grand Automotive Services Group Co. Ltd.	6,816,940	732
	Hefei Department Store Group Co. Ltd. Class A	932,417	731

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Tianjin Teda Co. Ltd. Class A	1,439,243	731
*	Huayi Brothers Media Corp. Class A	2,189,502	731
	Hangxiao Steel Structure Co. Ltd. Class A	2,110,635	731
	Zhejiang Chengchang Technology Co. Ltd. Class A	157,627	730
	Hengbao Co. Ltd. Class A	671,300	729
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	315,500	728
	Qianjiang Water Resources Development Co. Ltd. Class A	508,971	726
	Shanxi Blue Flame Holding Co. Ltd. Class A	824,336	726
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	385,200	725
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	448,700	725
*	Henan Huanghe Whirlwind Co. Ltd. Class A	1,428,980	725
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	1,020,200	724
*	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	208,346	723
	Time Publishing & Media Co. Ltd. Class A	662,480	721
*	Foshan Yowant Technology Co. Ltd. Class A	897,804	721
	Shanghai Jinfeng Wine Co. Ltd. Class A	986,045	719
*	Xizang Zhufeng Resources Co. Ltd. Class A	556,957	719
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	330,670	717
*	RiseSun Real Estate Development Co. Ltd. Class A	3,727,529	717
	Yechiu Metal Recycling China Ltd. Class A	2,176,400	716
	Wuxi Paike New Materials Technology Co. Ltd. Class A	93,800	716
*	Liuzhou Iron & Steel Co. Ltd. Class A	1,612,600	716
	Hongrun Construction Group Co. Ltd. Class A	1,089,346	715
	Keshun Waterproof Technologies Co. Ltd. Class A	1,101,860	715
	Haining China Leather Market Co. Ltd. Class A	1,252,410	714
*	Tongding Interconnection Information Co. Ltd. Class A	1,126,300	714
*	Sino GeoPhysical Co. Ltd. Class A	319,165	713
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	711
*	NSFOCUS Technologies Group Co. Ltd. Class A	736,318	710
*	Eastone Century Technology Co. Ltd. Class A	843,315	710
	Liaoning Energy Industry Co. Ltd. Class A	1,472,900	708
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,171,610	708
*	Long Yuan Construction Group Co. Ltd. Class A	1,342,724	708
	Guangdong Goworld Co. Ltd. Class A	521,444	707
	Shenzhen Click Technology Co. Ltd. Class A	420,000	707
	China Television Media Ltd. Class A	310,000	706
*	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	474,719	706
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class B	1,448,425	704
*	Guangdong Guanhao High-Tech Co. Ltd. Class A	1,698,100	704
	Sanjiang Shopping Club Co. Ltd. Class A	448,200	703
	Shanghai Pudong Construction Co. Ltd. Class A	803,524	703
	Ligao Foods Co. Ltd. Class A	115,920	703
*	Beijing Global Safety Technology Co. Ltd. Class A	250,939	702
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	678,000	701
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	821,731	700
	KingClean Electric Co. Ltd. Class A	238,900	699
*	Guangdong Kinlong Hardware Products Co. Ltd. Class A	223,750	699
*	Shenzhen Rapoo Technology Co. Ltd. Class A	246,590	698
	Hunan Aihua Group Co. Ltd. Class A	335,506	698
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	763,588	698
*	Beijing Thunisoft Corp. Ltd. Class A	630,420	696
	Opple Lighting Co. Ltd. Class A	298,600	694
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	694
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	589,283	694
	Shandong Xiantan Co. Ltd. Class A	847,492	693
	Qingdao Hanhe Cable Co. Ltd. Class A	1,571,104	691
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	865,369	691
*	Anyang Iron & Steel Inc. Class A	2,716,980	690
*	Beijing Join-Cheer Software Co. Ltd. Class A	774,680	690
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	408,869	690
	Jinlei Technology Co. Ltd. Class A	253,900	689
*	Great Chinasoft Technology Co. Ltd. Class A	941,500	688
*	DBAPP Security Ltd. Class A	105,429	688
	Shanghai Xinhua Media Co. Ltd. Class A	787,200	685
	Shenzhen Jinjia Group Co. Ltd. Class A	1,382,336	685
	Gansu Shangfeng Cement Co. Ltd. Class A	564,480	683
	Qingdao East Steel Tower Stock Co. Ltd. Class A	652,400	683
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	527,943	682
*	Transwarp Technology Shanghai Co. Ltd. Class A	95,101	682
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,019,500	681

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	MYS Group Co. Ltd. Class A	1,417,892	681
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	299,112	677
	Shenzhen Minglida Precision Technology Co. Ltd. Class A	302,600	677
*	Huayuan Property Co. Ltd. Class A	2,642,075	677
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	914,840	676
	Yibin Tianyuan Group Co. Ltd. Class A	1,118,558	676
	Ningbo Cixing Co. Ltd. Class A	598,800	675
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	427,600	675
*	Jiangsu Zongyi Co. Ltd. Class A	1,224,100	674
	Dongfeng Electronic Technology Co. Ltd. Class A	367,250	673
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	315,542	671
	Nanjing Gaoke Co. Ltd. Class A	674,479	671
	Anhui Korrun Co. Ltd. Class A	251,860	669
	Yuneng Technology Co. Ltd. Class A	120,197	667
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	611,600	665
	Fuan Pharmaceutical Group Co. Ltd. Class A	1,197,100	665
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	428,331	662
*	Hanwang Technology Co. Ltd. Class A	231,900	660
	Beijing Jingyuntong Technology Co. Ltd. Class A	2,014,403	660
	BMC Medical Co. Ltd. Class A	65,611	660
*	Jilin Yatai Group Co. Ltd. Class A	3,081,167	660
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	658
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	747,037	658
*	Henan Yuneng Holdings Co. Ltd. Class A	1,133,000	657
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	337,000	656
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	264,700	655
	Henan Liliang Diamond Co. Ltd. Class A	172,920	653
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	652
	ABA Chemicals Corp. Class A	726,200	652
*	Chengdu New Tianfu Culture Tourism Development Co. Ltd. Class A	1,172,450	650
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	95,309	649
	Shanghai Industrial Development Co. Ltd. Class A	1,520,282	649
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	462,301	648
*	Guangdong TCL Smart Home Appliances Co. Ltd.	461,100	647
	Wencan Group Co. Ltd. Class A	229,786	646
	Create Technology & Science Co. Ltd. Class A	385,756	642
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	525,800	642
	Shenzhen Topway Video Communication Co. Ltd. Class A	579,700	641
*	World Union Group Inc. Class A	2,085,355	641
	Tianjin Benefo Tejing Electric Co. Ltd. Class A	1,083,766	640
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	639
	Center International Group Co. Ltd. Class A	467,600	639
*	Nuode New Materials Co. Ltd. Class A	1,516,200	638
	Inspur Software Co. Ltd. Class A	329,798	638
	Shunfa Hengneng Corp. Class A	1,684,921	638
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	1,588,500	637
	Xiamen Jihong Technology Co. Ltd. Class A	336,100	637
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	840,200	635
	Hualan Biological Vaccine Inc. Class A	291,400	634
	Baoxiniao Holding Co. Ltd. Class A	1,203,300	633
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	634,029	632
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,329,097	632
	Changshu Fengfan Power Equipment Co. Ltd. Class A	1,109,328	632
	Guangzhou Zhiguang Electric Co. Ltd. Class A	749,700	632
*	Beijing Aerospace Changfeng Co. Ltd. Class A	431,387	631
*	Lecron Industrial Development Group Co. Ltd. Class A	1,128,300	631
	Youzu Interactive Co. Ltd. Class A	485,916	630
*	Duolun Technology Corp. Ltd. Class A	587,777	629
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	151,237	627
	Beijing Forever Technology Co. Ltd. Class A	788,894	627
*	Baotailong New Materials Co. Ltd. Class A	1,890,100	625
	Henan Hengxing Science & Technology Co. Ltd. Class A	1,425,295	624
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	862,109	624
	Goldcard Smart Group Co. Ltd. Class A	389,110	622
	Fulongma Group Co. Ltd. Class A	355,320	622
	Tongyu Communication Inc. Class A	309,367	622
	Three's Co. Media Group Co. Ltd. Class A	162,808	621
	Hymson Laser Technology Group Co. Ltd. Class A	165,875	618
	Beijing North Star Co. Ltd. Class A	2,701,615	618
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	216,164	616

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	1,433,500	614
	Cachet Pharmaceutical Co. Ltd. Class A	373,743	614
*	Jiangsu Lopal Tech Co. Ltd. Class A	456,301	614
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	201,960	613
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	283,400	612
	Hongli Zhihui Group Co. Ltd. Class A	716,500	612
	Zhejiang Yankon Group Co. Ltd. Class A	1,406,275	609
	Jiangling Motors Corp. Ltd. Class A	234,298	607
	ZheJiang Dali Technology Co. Ltd. Class A	552,794	607
	East China Engineering Science & Technology Co. Ltd. Class A	454,900	606
*	Zhejiang Founder Motor Co. Ltd. Class A	418,986	606
	Joeone Co. Ltd. Class A	502,277	606
*	Shenzhen Sea Star Technology Co. Ltd. Class A	588,500	605
	HPGC Renmintongtai Pharmaceutical Corp. Class A	619,134	605
	Shenzhen Textile Holdings Co. Ltd. Class A	444,475	604
	Chengdu Bright Eye Hospital Group Co. Ltd. Class A	101,700	604
	Huludao Zinc Industry Co. Class A	1,526,300	603
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	1,042,280	603
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,210,260	602
*	Anhui Guofeng New Materials Co. Ltd. Class A	716,800	594
	ZhongYeDa Electric Co. Ltd. Class A	501,400	594
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	595,600	594
	Qingdao Gaoce Technology Co. Ltd. Class A	496,385	594
	Zhejiang NetSun Co. Ltd. Class A	229,600	594
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	1,075,500	594
	China Wuyi Co. Ltd. Class A	1,611,511	593
*	Geo-Jade Petroleum Corp. Class A	2,100,500	593
	Gem-Year Industrial Co. Ltd. Class A	942,111	592
	Shanghai Highly Group Co. Ltd. Class B	1,595,207	591
*	Sinopec Oilfield Equipment Corp. Class A	719,342	591
	FIYTA Precision Technology Co. Ltd. Class A	420,085	591
	Shenzhen Center Power Tech Co. Ltd. Class A	299,450	591
	Beijing Water Business Doctor Co. Ltd. Class A	844,674	591
	Beijing SDL Technology Co. Ltd. Class A	660,800	590
	Cangzhou Dahua Co. Ltd. Class A	417,700	589
	Jinghua Pharmaceutical Group Co. Ltd. Class A	613,171	588
	Zhejiang Meida Industrial Co. Ltd. Class A	597,200	587
	Shenzhen Topraysolar Co. Ltd. Class A	1,427,758	586
	Jiangxi Wannianqing Cement Co. Ltd. Class A	828,724	585
	Nanjing Xinlian Electronics Co. Ltd. Class A	855,041	585
	Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	584
	Shenzhen Properties & Resources Development Group Ltd. Class A	511,552	584
	Songz Automobile Air Conditioning Co. Ltd. Class A	575,000	584
	Shanghai Baosteel Packaging Co. Ltd. Class A	894,100	584
	Jiangsu Changbao Steeltube Co. Ltd. Class A	816,700	582
	Shenzhen Comix Group Co. Ltd. Class A	612,400	582
*	KBC Corp. Ltd. Class A	172,153	582
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,436,010	582
	Dare Power Dekor Home Co. Ltd. Class A	562,739	577
*	Everbright Jiabao Co. Ltd. Class A	1,502,708	575
*	Phoenix Shipping Wuhan Co. Ltd. Class A	993,900	575
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	406,720	575
	Maccura Biotechnology Co. Ltd. Class A	366,530	574
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	631,460	574
*	Jishi Media Co. Ltd. Class A	2,400,700	574
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	398,657	574
*	ChangYuan Technology Group Ltd. Class A	1,209,343	574
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	1,024,969	573
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	231,500	573
	Henan Rebecca Hair Products Co. Ltd. Class A	1,267,320	570
	Vontron Technology Co. Ltd. Class A	423,300	569
	Beken Corp. Class A	122,587	568
	Xiangyu Medical Co. Ltd. Class A	107,228	568
	Guangdong Construction Engineering Group Co. Ltd. Class A	1,185,800	566
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	1,141,600	566
*	JinJian Cereals Industry Co. Ltd. Class A	614,000	565
	Hainan Mining Co. Ltd. Class A	586,500	565
	ZYNP Corp. Class A	522,900	564
*	Citychamp Dartong Advanced Materials Co. Ltd.	1,594,333	564
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	1,329,324	563

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	824,285	563
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	849,347	563
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	562
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	560
	Juewei Food Co. Ltd. Class A	255,920	559
	Shanghai New Huang Pu Industrial Group Co. Ltd. Class A	769,196	559
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	823,300	558
	Double Medical Technology Inc. Class A	109,500	558
	Anhui Huamao Textile Co. Class A	1,074,064	556
	Sunvim Group Co. Ltd. Class A	909,600	556
	Jiangsu Lianyungang Port Co. Ltd. Class A	750,621	556
	Guangzhou Hangxin Aviation Technology Co. Ltd. Class A	279,400	556
	Hengdian Entertainment Co. Ltd. Class A	255,322	554
*	Beijing Baination Pictures Co. Ltd. Class A	847,100	553
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	281,960	553
	Chongqing Yukaifa Co. Ltd. Class A	930,100	552
	Era Co. Ltd. Class A	1,005,259	551
	Three Squirrels Inc. Class A	149,540	551
*	Shenzhen Clou Electronics Co. Ltd. Class A	872,200	551
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,368,344	550
	Shandong Shengli Co. Class A	1,228,077	550
	Hangzhou Cable Co. Ltd. Class A	652,000	550
*	Shandong Chenming Paper Holdings Ltd. Class B	8,844,266	547
*	Lingyuan Iron & Steel Co. Ltd. Class A	2,397,170	547
	Sanchuan Wisdom Technology Co. Ltd. Class A	967,300	547
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	175,700	547
*	Fujian Rongji Software Co. Ltd. Class A	609,300	546
	Sichuan Meifeng Chemical IND Class A	591,151	545
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	434,798	545
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	543
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	246,800	543
	Truking Technology Ltd. Class A	527,800	543
	Nanjing Quanxin Cable Technology Co. Ltd. Class A	295,630	542
	Zhejiang Jingxing Paper JSC Ltd. Class A	1,126,300	540
*	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	841,778	537
*	Berry Genomics Co. Ltd. Class A	322,603	537
*	Jiangsu Yueda Investment Co. Ltd. Class A	904,300	537
	Kunshan Kersen Science & Technology Co. Ltd. Class A	523,268	535
*	Jiangsu Huahong Technology Stock Co. Ltd. Class A	504,773	534
	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	182,980	533
*	Anhui ZhongDianXinLong Science & Technology Co. Ltd. Class A	671,702	531
*	Dongjiang Environmental Co. Ltd. Class A	946,666	529
[1]	China New Higher Education Group Ltd.	4,882,756	529
	Shanghai Bailian Group Co. Ltd. Class B	858,956	527
	Integrated Electronic Systems Lab Co. Ltd. Class A	550,069	527
*	Shanghai Jiao Yun Co. Ltd. Class A	936,690	527
	Dazhong Transportation Group Co. Ltd. Class A	664,700	525
	Cybrid Technologies Inc. Class A	410,600	524
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	856,121	523
*	Rastar Group Class A	1,078,500	523
*	New Huadu Technology Co. Ltd. Class A	595,500	522
	Deluxe Family Co. Ltd. Class A	1,499,036	521
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	348,018	520
	Rongan Property Co. Ltd. Class A	2,008,772	518
	Top Resource Energy Co. Ltd. Class A	847,100	516
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,006,700	515
	Shenzhen Tellus Holding Co. Ltd. Class A	223,807	515
*	Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	595,626	514
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	157,047	514
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	1,023,800	512
	Deppon Logistics Co. Ltd. Class A	286,900	512
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	1,439,544	509
	China West Construction Group Co. Ltd. Class A	649,000	508
	Shanghai Hile Bio-Technology Co. Ltd. Class A	539,541	508
	Zhejiang Huamei Holding Co. Ltd. Class A	979,100	507
*	Saurer Intelligent Technology Co. Ltd. Class A	1,774,600	507
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	507
*	Beijing Fengjing Automotive Parts Co. Ltd.	1,023,576	506
	Wenfeng Great World Chain Development Corp. Class A	1,239,613	503
	Shanghai ShenTong Metro Co. Ltd. Class A	465,976	502

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	773,948	501
*	Beijing Dinghan Technology Group Co. Ltd. Class A	523,300	501
	CCS Supply Chain Management Co. Ltd. Class A	853,540	501
	Zhende Medical Co. Ltd. Class A	189,800	500
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	165,477	500
	Shandong Head Group Co. Ltd. Class A	319,700	495
*	Blue Sail Medical Co. Ltd. Class A	712,564	495
*	Lucky Film Co. Ltd. Class A	528,691	495
	Suzhou Oriental Semiconductor Co. Ltd. Class A	87,786	494
	Tengda Construction Group Co. Ltd. Class A	1,637,499	491
*	Poly Union Chemical Holding Group Co. Ltd. Class A	454,501	491
	Sichuan Teway Food Group Co. Ltd. Class A	317,450	490
	Huabao Flavours & Fragrances Co. Ltd. Class A	222,221	490
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	564,300	488
*	Surfilter Network Technology Co. Ltd. Class A	617,768	488
	Shanghai Rongtai Health Technology Corp. Ltd. Class A	157,170	487
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,066,910	487
*	Triumph New Energy Co. Ltd. Class A	385,300	487
	Huaren Pharmaceutical Co. Ltd. Class A	1,220,872	487
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	1,154,200	486
	Shanghai Tianchen Co. Ltd. Class A	728,338	485
	Medicalsystem Biotechnology Co. Ltd. Class A	346,583	484
*	Shanghai Medicilon Inc. Class A	116,916	484
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	216,720	483
*	Shenzhen Sinovatio Technology Co. Ltd. Class A	153,216	481
	China Oil HBP Science & Technology Co. Ltd. Class A	1,445,600	480
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,722,525	480
	Shandong Sunway Chemical Group Co. Ltd. Class A	392,600	478
	Shanghai New World Co. Ltd. Class A	479,000	478
	Foshan Electrical & Lighting Co. Ltd. Class B	1,591,461	475
*	Piesat Information Technology Co. Ltd. Class A	200,019	473
	Marssenger Kitchenware Co. Ltd. Class A	272,397	472
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	1,266,300	471
*	Beijing Sinohytec Co. Ltd. Class A	168,343	471
*	Shenyang Chemical Co. Ltd. Class A	944,000	468
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	1,008,227	468
	Chongqing Zaisheng Technology Co. Ltd. Class A	971,936	467
	Guangdong Hybribio Biotech Co. Ltd. Class A	664,420	466
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	246,300	465
	China Railway Special Cargo Logistics Co. Ltd. Class A	847,800	465
	Guangdong Shirongzhaoye Co. Ltd. Class A	605,200	464
*	Qingdao Doublestar Co. Ltd. Class A	748,900	464
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	829,500	462
*	Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	614,114	461
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	781,331	461
	Guangdong DFP New Material Group Co. Ltd.	837,600	461
*	Shanghai Shenda Co. Ltd. Class A	1,050,800	460
	Beijing Bashi Media Co. Ltd. Class A	801,670	460
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,478,298	456
	Shanghai Zhezhong Group Co. Ltd. Class A	251,700	454
	Xiamen Intretech Inc. Class A	215,390	454
	Jinling Pharmaceutical Co. Ltd. Class A	508,831	453
	Markor International Home Furnishings Co. Ltd. Class A	1,715,635	451
	Daheng New Epoch Technology Inc. Class A	376,900	450
	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	235,600	450
	Qingdao Citymedia Co. Ltd. Class A	496,400	449
	Northern United Publishing & Media Group Co. Ltd. Class A	517,800	449
	Shanghai Yimin Commerce Group Co. Ltd. Class A	793,600	447
*	Zhejiang Tony Electronic Co. Ltd. Class A	196,900	447
	SGSG Science & Technology Co. Ltd. Zhuhai Class A	270,500	444
	Shenzhen Xinyichang Technology Co. Ltd. Class A	75,200	441
*	Jinzhou Yongshan Lithium Co. Ltd. Class A	380,789	440
	Xiamen Port Development Co. Ltd. Class A	430,316	439
*	Shenzhen Deren Electronic Co. Ltd. Class A	561,151	439
	Jiangsu Jiuding New Material Co. Ltd.	486,200	438
*	CanSino Biologics Inc. Class A	55,518	436
*	Huatian Hotel Group Co. Ltd. Class A	1,001,500	433
	Jiangsu Xiuqiang Glasswork Co. Ltd. Class A	590,500	433
*	Zhongfu Information Inc. Class A	235,500	433
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A	942,520	433

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	PKU Healthcare Corp. Ltd. Class A	560,500	432
	Transfar Zhilian Co. Ltd. Class A	597,325	431
	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	622,730	431
	Macmic Science & Technology Co. Ltd. Class A	199,224	430
*	EGing Photovoltaic Technology Co. Ltd. Class A	1,102,074	428
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	355,546	427
*	Beijing Beilu Pharmaceutical Co. Ltd. Class A	471,900	426
*	Sinochem Equipment Technology Qingdao Co. Ltd. Class A	431,434	425
	HBIS Resources Co. Ltd. Class A	236,900	423
*	Pubang Landscape Architecture Co. Ltd. Class A	1,835,497	421
	Shenzhen Anche Technologies Co. Ltd. Class A	168,400	418
*	Sino-Ocean Group Holding Ltd.	18,075,089	417
	Guangdong Delian Group Co. Ltd. Class A	675,035	416
	Toly Bread Co. Ltd. Class A	548,939	411
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	409
	Guangxi Nanning Waterworks Co. Ltd. Class A	631,800	408
	Hubei Fuxing Science & Technology Co. Ltd. Class A	1,382,080	406
[3]	Shanghai Kinetic Medical Co. Ltd. Class A	707,843	406
*	Red Star Macalline Group Corp. Ltd. Class A	994,330	404
	Jenkem Technology Co. Ltd. Class A	47,933	403
*	China Quanjude Group Co. Ltd. Class A	278,800	399
*	Xiwang Foodstuffs Co. Ltd. Class A	1,046,904	396
*	Rainbow Digital Commercial Co. Ltd. Class A	537,099	395
	Yunnan Coal & Energy Co. Ltd. Class A	922,500	394
*	Xiangxue Pharmaceutical Co. Ltd. Class A	460,600	392
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	806,800	391
	Monalisa Group Co. Ltd. Class A	349,604	390
	Sanlux Co. Ltd. Class A	648,400	388
	Shanghai Xujiahui Commercial Co. Ltd. Class A	342,500	386
	Jiangsu General Science Technology Co. Ltd. Class A	612,840	384
	Shandong Wohua Pharmaceutical Co. Ltd. Class A	568,140	381
*	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	87,671	378
	Guizhou Zhenhua E-chem Inc. Class A	240,298	378
*	Guangzhou Pearl River Development Group Co. Ltd. Class A	783,820	377
*	Zhuhai Bojay Electronics Co. Ltd. Class A	95,100	377
	Changchun BCHT Biotechnology Co. Ltd. Class A	133,043	376
*	Grand Industrial Holding Group Co. Ltd. Class A	460,000	376
	Rianlon Corp. Class A	97,100	375
	Duzhe Publishing & Media Co. Ltd. Class A	442,500	368
	Der Future Science & Technology Holding Group Co. Ltd. Class A	609,840	366
*	Langold Real Estate Co. Ltd. Class A	1,962,979	365
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	308,140	357
*,1	Arrail Group Ltd.	1,404,500	357
	Shanxi Guoxin Energy Corp. Ltd. Class A	1,021,196	356
	China Fangda Group Co. Ltd. Class B	1,811,083	353
*	Shandong Minhe Animal Husbandry Co. Ltd. Class A	313,183	353
*	H&R Century Union Corp. Class A	709,000	352
	Guizhou Guihang Automotive Components Co. Ltd. Class A	215,284	352
*	Liaoning Shenhua Holdings Co. Ltd. Class A	1,326,800	352
	Bestore Co. Ltd. Class A	215,700	350
*	Chimin Health Management Co. Ltd. Class A	428,400	344
*	Royal Group Co. Ltd. Class A	810,478	342
*	Delixi New Energy Technology Co. Ltd. Class A	189,420	342
*	CASIN Real Estate Development Group Co. Ltd. Class A	1,059,201	339
*	Guangdong Lyric Robot Automation Co. Ltd. Class A	86,954	325
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	91,600	316
	Baida Group Co. Ltd. Class A	256,600	315
*,3	JiangSu WuZhong Pharmaceutical Development Co. Ltd. Class A	718,339	314
	Beijing Tianyishangjia New Material Corp. Ltd. Class A	427,125	312
*	CCCG Real Estate Corp. Ltd. Class A	577,500	312
*	Changchun Gas Co. Ltd. Class A	499,800	308
	Jiangsu Transimage Technology Co. Ltd. Class A	145,500	307
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	180,977	306
	Thinkingdom Media Group Ltd. Class A	124,581	302
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,291,424	298
	Ningbo David Medical Device Co. Ltd. Class A	182,500	295
	Haoxiangni Health Food Co. Ltd. Class A	186,000	290
*	Metro Land Corp. Ltd. Class A	561,500	289
	CECEP Environmental Protection Co. Ltd. Class A	364,300	281
*,3	Beijing Tongtech Co. Ltd. Class A	482,980	276

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	84,420	273
	Bestsun Energy Co. Ltd. Class A	583,400	272
*	Shanghai Guijiu Co. Ltd. Class A	320,500	263
*	Wisesoft Co. Ltd. Class A	231,865	262
*	Fujian Green Pine Co. Ltd. Class A	355,400	262
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	4,554,460	226
	Guangxi Wuzhou Communications Co. Ltd. Class A	375,219	225
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	111,700	199
*	China Aluminum International Engineering Corp. Ltd. Class A	315,400	190
*,3	Orient Group Inc. Class A	3,391,900	168
	CSG Holding Co. Ltd. Class A	249,200	163
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	163
*,3	Guangdong Highsun Group Co. Ltd. Class A	1,848,180	158
*,3	China Grand Automotive Services Group Co. Ltd. Class A	1,344,270	144
*,3	Elion Energy Co. Ltd. Class A	2,693,050	141
*	Hainan Ruize New Building Material Co. Ltd. Class A	219,000	108
*,3	Chongqing Dima Industry Co. Ltd. Class A	868,700	102
*,3	Ningxia Zhongyin Cashmere Co. Ltd.	4,093,100	101
*,3	Jiangsu Zhongnan Construction Group Co. Ltd.	1,287,637	99
*,3	Jiangsu Sunshine Co. Ltd. Class A	1,785,755	91
*,3	Chongqing Dima Industry Co. Ltd.	778,307	91
*,3	Tunghsu Optoelectronic Technology Co. Ltd.	1,767,600	90
*,3	Xinlun New Materials Co. Ltd. Class A	1,033,500	87
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd.	1,531,000	76
*,3	Sundy Land Investment Co. Ltd. Class A	1,281,700	72
	Black Peony Group Co. Ltd. Class A	96,000	69
*	Shandong Chenming Paper Holdings Ltd. Class H	902,302	66
*,3	Blivex Energy Technology Co. Ltd. Class A	4,172,796	63
*,3	Tianjin Futong Information Science & Technology Co. Ltd. Class A	1,174,500	60
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	1,006,830	51
*,2	LVGEM China Real Estate Investment Co. Ltd.	1,347,500	43
*,3	Guangdong Chaohua Technology Co. Ltd. Class A	850,488	43
*,3	Oceanwide Holdings Co. Ltd. Class A	767,000	40
*,3	Guangdong Huatie Tongda High-speed Railway Equipment Corp.	515,756	29
	Shanghai Haixin Group Co. Class A	32,500	27
	Guangzhou Holike Creative Home Co. Ltd. Class A	14,800	20
*,3	Shanghai Shimao Co. Ltd. Class A	273,212	16
*	Shanghai Fudan Forward S & T Co. Ltd. Class A	10,910	9
*,3	Myhome Real Estate Development Group Co. Ltd. Class A	2,630,400	—
*,3	Sichuan Languang Development Co. Ltd. Class A	2,192,132	—
*,3	Yango Group Co. Ltd. Class A	4,010,183	—
*,3	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	—
*,3	Sou Yu Te Group Co. Ltd. Class A	2,415,182	—
*,3	Pang Da Automobile Trade Co. Ltd. Class A	12,628,300	—
*,3	Kangmei Pharmaceutical Co. Ltd.	601,990	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	7,563,775	—
*,3	ST JLZX A	393,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	4,404,621	—
			34,989,694
Colombia (0.1%)
	Bancolombia SA ADR	1,094,108	44,115
	Interconexion Electrica SA ESP	5,808,479	29,966
	Cementos Argos SA	7,375,492	18,711
	Ecopetrol SA	43,961,433	17,946
[2]	Ecopetrol SA ADR	898,446	7,286
	Bancolombia SA	3,941	47
			118,071
Czech Republic (0.2%)
	CEZ A/S	2,031,636	103,125
	Komercni Banka A/S	951,187	46,229
[1]	Moneta Money Bank A/S	3,799,988	23,490
[2]	Colt CZ Group SE	172,056	5,266
			178,110
Egypt (0.1%)
	Commercial International Bank - Egypt (CIB)	31,730,606	50,546
	Talaat Moustafa Group	14,847,450	15,169
	Eastern Co. SAE	16,591,765	11,425
*	EFG Holding S.A.E.	15,443,137	8,662

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Fawry for Banking & Payment Technology Services SAE	24,258,251	5,087
	Telecom Egypt Co.	6,556,941	4,463
			95,352
Greece (0.7%)
	National Bank of Greece SA	10,697,797	113,541
	Eurobank Ergasias Services & Holdings SA	32,255,883	91,543
	Piraeus Financial Holdings SA	12,983,482	72,916
	Metlen Energy & Metals SA	1,395,166	66,029
	Alpha Services & Holdings SA	26,941,901	65,691
	OPAP SA	2,382,426	52,936
	Hellenic Telecommunications Organization SA	2,332,781	44,269
	JUMBO SA	1,385,378	43,740
	Public Power Corp. SA	2,528,141	37,896
	Titan Cement International SA	507,592	23,564
	Motor Oil Hellas Corinth Refineries SA	710,188	17,208
	Optima bank SA	885,220	16,082
	GEK Terna SA	742,097	15,402
	HELLENiQ ENERGY Holdings SA	1,153,471	9,963
	Athens International Airport SA	941,060	9,750
*	LAMDA Development SA	1,036,542	7,799
	Cenergy Holdings SA	774,808	7,714
	Aegean Airlines SA	495,340	6,651
	Sarantis SA	365,344	5,601
	Holding Co. ADMIE IPTO SA	1,577,580	5,165
	Hellenic Exchanges - Athens Stock Exchange SA	758,766	4,541
*	Intralot SA-Integrated Information Systems & Gaming Services	3,563,542	4,214
*	Aktor SA Holding Co. Technical & Energy Projects	665,366	3,734
	Piraeus Port Authority SA	82,046	3,673
	Autohellas Tourist & Trading SA	274,468	3,524
	Viohalco SA	568,387	3,520
	Athens Water Supply & Sewage Co. SA	511,247	3,373
	Fourlis Holdings SA	595,885	2,700
	Ideal Holdings SA	377,664	2,694
	Quest Holdings SA	370,977	2,662
	Intracom Holdings SA (Registered)	625,933	2,192
	Ellaktor SA	1,174,012	1,733
*,3	FF Group	397,542	—
			752,020
Hong Kong (0.0%)
	Want Want China Holdings Ltd.	54,765,000	35,839
Hungary (0.3%)
	OTP Bank Nyrt.	3,003,283	221,847
	Richter Gedeon Nyrt.	1,888,485	57,275
	MOL Hungarian Oil & Gas plc	5,613,012	47,529
*	Magyar Telekom Telecommunications plc	4,168,338	19,710
	Opus Global Nyrt.	4,341,789	6,702
			353,063
Iceland (0.1%)
[1]	Arion Banki HF	17,596,666	21,130
	Islandsbanki HF	14,988,740	12,538
	Hagar hf	14,044,532	11,724
*	Alvotech SA	1,293,518	10,011
	Festi hf	3,985,147	9,305
	Reitir fasteignafelag hf	10,033,179	8,171
	Kvika banki hf	61,418,919	6,403
	Eimskipafelag Islands hf	1,439,164	4,071
	Heimar HF	14,551,266	4,059
	Sjova-Almennar Tryggingar hf	11,973,287	4,049
	Skagi Hf	22,649,583	3,267
	Siminn HF	25,578,689	2,755
*	Olgerdin Egill Skallagrims HF	19,171,911	2,719
*	Icelandair Group HF	271,737,249	2,142
*	Kaldalon hf	5,096,297	985
			103,329
India (22.8%)
	HDFC Bank Ltd.	71,982,232	1,635,001
	Reliance Industries Ltd.	84,963,524	1,410,762

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	ICICI Bank Ltd.	66,953,200	1,125,435
	Infosys Ltd.	44,870,622	793,220
	Bharti Airtel Ltd. (XNSE)	33,072,442	729,520
	Tata Consultancy Services Ltd.	13,209,155	539,196
	Axis Bank Ltd.	29,250,582	410,301
	Mahindra & Mahindra Ltd.	11,276,643	390,704
	Bajaj Finance Ltd.	3,579,159	365,205
	Kotak Mahindra Bank Ltd.	13,918,218	363,764
	Larsen & Toubro Ltd.	8,631,723	341,666
	Hindustan Unilever Ltd.	11,338,620	314,793
	Sun Pharmaceutical Industries Ltd.	13,930,675	302,136
*	Eternal Ltd.	95,809,058	262,228
	Maruti Suzuki India Ltd.	1,763,494	255,625
	NTPC Ltd.	60,677,444	254,208
	HCL Technologies Ltd.	13,533,269	251,014
	Titan Co. Ltd.	5,224,155	208,715
	Tata Motors Ltd.	26,997,879	205,743
	UltraTech Cement Ltd.	1,466,580	202,098
	Power Grid Corp. of India Ltd.	53,659,104	194,887
	ITC Ltd.	38,399,954	193,344
	Tata Steel Ltd.	107,448,928	178,847
	State Bank of India	19,000,254	177,455
	Bharat Electronics Ltd.	45,865,419	170,598
	Asian Paints Ltd.	5,806,256	166,753
	JSW Steel Ltd.	12,926,214	157,922
	Grasim Industries Ltd.	4,801,732	155,819
*,1	InterGlobe Aviation Ltd.	2,372,540	147,836
	Oil & Natural Gas Corp. Ltd.	49,777,975	144,037
	Trent Ltd.	2,329,479	142,388
	Tech Mahindra Ltd.	7,816,977	139,037
	Adani Ports & Special Economic Zone Ltd.	9,457,333	136,060
	Coal India Ltd.	29,056,277	132,389
	Cipla Ltd.	7,167,127	131,522
	Hindalco Industries Ltd.	17,682,447	130,690
	Nestle India Ltd.	4,599,593	130,005
	Hindustan Aeronautics Ltd.	2,429,242	128,819
*	Jio Financial Services Ltd.	39,955,616	123,403
	Max Healthcare Institute Ltd.	9,465,488	122,808
	Shriram Finance Ltd.	16,445,603	119,176
	Eicher Motors Ltd.	1,785,721	117,592
	Divi's Laboratories Ltd.	1,628,076	117,521
	Tata Consumer Products Ltd.	8,318,393	114,781
	Bajaj Finserv Ltd.	4,918,994	113,618
[1]	SBI Life Insurance Co. Ltd.	5,410,740	113,161
[1]	HDFC Life Insurance Co. Ltd.	12,683,993	111,516
	Adani Enterprises Ltd.	4,060,789	110,591
	Apollo Hospitals Enterprise Ltd.	1,276,572	105,514
*	Suzlon Energy Ltd.	151,405,344	100,957
	Vedanta Ltd.	20,297,944	100,790
	Indian Hotels Co. Ltd. Class A	10,658,781	99,175
	Britannia Industries Ltd.	1,526,786	98,293
	TVS Motor Co. Ltd.	3,045,803	96,252
	Dixon Technologies India Ltd.	487,115	94,961
*,1	Avenue Supermarts Ltd.	1,911,985	94,813
	Varun Beverages Ltd.	15,339,232	94,703
	Bharat Petroleum Corp. Ltd.	25,664,071	94,053
*	Adani Power Ltd.	14,864,961	93,403
	Cholamandalam Investment & Finance Co. Ltd.	5,272,133	93,250
	Power Finance Corp. Ltd.	18,633,421	90,137
	Indian Oil Corp. Ltd.	52,547,195	85,672
	Tata Power Co. Ltd.	18,826,870	85,549
	Wipro Ltd.	29,739,239	84,938
*	Indus Towers Ltd.	17,568,285	84,664
	Info Edge India Ltd.	983,054	82,232
	Persistent Systems Ltd.	1,298,917	81,747
	Bajaj Auto Ltd.	859,222	81,632
	Dr Reddy's Laboratories Ltd.	5,804,686	81,481
	REC Ltd.	15,997,059	79,851
*	PB Fintech Ltd.	4,043,893	77,701
	Lupin Ltd.	3,080,159	76,595

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Hero MotoCorp Ltd.	1,674,187	75,854
	GAIL India Ltd.	33,891,897	75,767
	Coforge Ltd.	814,716	70,831
	Pidilite Industries Ltd.	1,951,006	70,139
	Godrej Consumer Products Ltd.	4,682,880	69,842
	United Spirits Ltd.	3,735,302	69,073
[1]	ICICI Lombard General Insurance Co. Ltd.	3,096,530	68,799
[1]	HDFC Asset Management Co. Ltd.	1,291,548	66,932
	Ambuja Cements Ltd.	10,252,334	65,363
	SRF Ltd.	1,813,552	64,631
	BSE Ltd.	850,111	64,293
[1]	LTIMindtree Ltd.	1,177,794	63,918
	DLF Ltd.	7,964,523	63,528
	Shree Cement Ltd.	173,800	61,101
	CG Power & Industrial Solutions Ltd.	8,184,714	60,658
	Cummins India Ltd.	1,730,247	59,408
	Havells India Ltd.	3,079,290	58,309
	Marico Ltd.	6,768,093	56,902
	Samvardhana Motherson International Ltd.	35,747,582	56,440
*	Yes Bank Ltd.	261,693,633	54,927
	Torrent Pharmaceuticals Ltd.	1,392,098	54,747
	Federal Bank Ltd.	23,371,913	54,410
	UPL Ltd.	6,765,539	53,655
	Sundaram Finance Ltd.	857,281	53,487
	Jindal Steel & Power Ltd.	5,014,269	53,274
	MRF Ltd.	33,199	52,833
[1]	Macrotech Developers Ltd.	3,357,493	52,827
	Colgate-Palmolive India Ltd.	1,704,316	52,227
	Hindustan Petroleum Corp. Ltd.	11,660,937	52,187
*	Adani Energy Solutions Ltd.	4,910,735	52,059
	Embassy Office Parks REIT	11,410,376	51,550
	Fortis Healthcare Ltd.	6,283,618	50,955
*	Aurobindo Pharma Ltd.	3,368,926	49,106
	Bajaj Holdings & Investment Ltd.	345,000	49,049
	Solar Industries India Ltd.	312,053	48,603
	Ashok Leyland Ltd.	18,003,704	48,064
	APL Apollo Tubes Ltd.	2,508,448	47,950
*	Max Financial Services Ltd.	3,092,264	47,708
	Phoenix Mills Ltd.	2,418,500	47,604
*	GMR Airports Ltd.	45,897,771	47,316
*	One 97 Communications Ltd.	4,503,565	45,789
	Tube Investments of India Ltd.	1,334,740	45,768
	PI Industries Ltd.	1,049,664	45,216
	ABB India Ltd.	676,616	44,203
	Bharat Heavy Electricals Ltd.	16,318,523	43,754
*	Godrej Properties Ltd.	1,700,441	43,441
	Bharat Forge Ltd.	3,303,191	43,270
	Torrent Power Ltd.	2,368,878	43,126
	Dabur India Ltd.	7,455,664	43,056
	Voltas Ltd.	2,934,315	43,008
	Coromandel International Ltd.	1,634,418	42,901
	Page Industries Ltd.	79,500	42,861
	Mphasis Ltd.	1,431,215	41,800
*	Adani Green Energy Ltd.	3,931,599	41,793
	Polycab India Ltd.	622,893	40,647
*	Mankind Pharma Ltd.	1,391,338	40,558
*	FSN E-Commerce Ventures Ltd.	17,630,391	40,486
	Alkem Laboratories Ltd.	657,753	39,848
	Jubilant Foodworks Ltd.	4,690,743	39,664
	Bosch Ltd.	113,697	39,594
	Bank of Baroda	13,364,364	39,546
	Siemens Ltd.	1,143,044	39,201
	SBI Cards & Payment Services Ltd.	3,784,590	39,152
	JSW Energy Ltd.	6,886,371	39,076
	NHPC Ltd.	38,177,604	38,694
[1]	AU Small Finance Bank Ltd.	4,753,668	38,165
	State Bank of India GDR	391,659	36,570
[1]	ICICI Prudential Life Insurance Co. Ltd.	4,955,179	35,991
	Petronet LNG Ltd.	9,683,001	35,949
	Muthoot Finance Ltd.	1,386,687	35,698

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Mazagon Dock Shipbuilders Ltd.	970,356	35,291
*	IDFC First Bank Ltd.	45,706,718	35,173
[1]	Laurus Labs Ltd.	4,906,642	35,135
	Indian Railway Catering & Tourism Corp. Ltd.	3,946,764	35,135
	Punjab National Bank	29,234,732	34,664
	Supreme Industries Ltd.	823,990	34,514
	360 ONE WAM Ltd.	2,955,064	34,421
	Oil India Ltd.	7,035,069	34,188
	Zydus Lifesciences Ltd.	3,225,990	33,964
[1]	Indian Railway Finance Corp. Ltd.	23,040,512	33,919
	NMDC Ltd.	43,891,852	33,672
*,3	Siemens Energy India Ltd.	1,143,044	33,529
	JK Cement Ltd.	552,670	33,326
	Crompton Greaves Consumer Electricals Ltd.	8,331,964	33,277
	Prestige Estates Projects Ltd.	2,031,846	33,061
	Balkrishna Industries Ltd.	1,045,379	33,054
	Blue Star Ltd.	1,618,883	32,718
	Glenmark Pharmaceuticals Ltd.	1,961,755	32,081
	KPIT Technologies Ltd.	2,152,699	32,062
	Patanjali Foods Ltd.	1,407,581	31,712
	Kalyan Jewellers India Ltd.	5,097,771	31,135
	Tata Elxsi Ltd.	446,223	30,486
	Rail Vikas Nigam Ltd.	7,321,082	30,388
	Oracle Financial Services Software Ltd.	294,005	30,381
	GE Vernova T&D India Ltd.	1,628,380	30,144
	Radico Khaitan Ltd.	1,033,546	30,016
	Oberoi Realty Ltd.	1,529,208	29,686
	Ipca Laboratories Ltd.	1,785,844	29,611
[1]	Sona Blw Precision Forgings Ltd.	5,161,813	29,384
	Union Bank of India Ltd.	19,665,318	29,285
*	ITC Hotels Ltd.	12,449,841	28,652
	Jindal Stainless Ltd.	4,128,656	28,546
	LIC Housing Finance Ltd.	3,953,885	28,188
	Cholamandalam Financial Holdings Ltd.	1,258,773	27,853
	Container Corp. of India Ltd.	3,466,320	27,686
	Tata Communications Ltd.	1,462,043	27,525
	Dr Reddy's Laboratories Ltd. ADR	1,970,589	27,431
*	Vodafone Idea Ltd.	325,268,154	27,358
	Computer Age Management Services Ltd.	585,033	26,977
	KEI Industries Ltd.	741,764	26,885
	Apollo Tyres Ltd.	4,792,575	26,779
	Canara Bank	23,070,065	26,594
	Adani Total Gas Ltd.	3,560,947	25,242
	Steel Authority of India Ltd.	18,566,622	25,068
	Hindustan Zinc Ltd.	4,805,452	25,038
	Dalmia Bharat Ltd.	1,084,861	24,901
	Exide Industries Ltd.	5,991,790	24,883
*	Delhivery Ltd.	6,849,763	24,755
	Astral Ltd.	1,541,682	24,536
*	Aditya Birla Capital Ltd.	10,459,500	24,306
	Navin Fluorine International Ltd.	452,923	24,252
	Berger Paints India Ltd.	3,771,934	24,251
*,1	Krishna Institute of Medical Sciences Ltd.	3,084,374	23,977
	Mahindra & Mahindra Financial Services Ltd.	7,709,108	23,912
	Gujarat Fluorochemicals Ltd.	513,656	23,651
	Hitachi Energy India Ltd.	137,691	23,622
*	Kaynes Technology India Ltd.	345,012	23,592
	ACC Ltd.	1,053,681	23,465
	UNO Minda Ltd.	2,209,770	23,410
*	Five-Star Business Finance Ltd.	2,793,381	23,359
	Indian Bank	3,489,721	23,324
	Multi Commodity Exchange of India Ltd.	320,092	23,249
	United Breweries Ltd.	904,636	23,135
	Redington Ltd.	7,625,923	22,171
	Lloyds Metals & Energy Ltd.	1,523,818	21,776
	Biocon Ltd.	5,696,956	21,709
	L&T Finance Ltd.	11,063,752	21,522
	Schaeffler India Ltd.	523,233	21,500
*	Aditya Birla Fashion & Retail Ltd.	6,820,704	21,253
[1]	Aster DM Healthcare Ltd.	3,553,742	21,230

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	National Aluminium Co. Ltd.	11,316,816	20,982
	Bharat Dynamics Ltd.	1,153,994	20,907
	Linde India Ltd.	277,475	20,787
	Indraprastha Gas Ltd.	9,111,320	20,716
	Central Depository Services India Ltd.	1,304,954	20,403
	Brigade Enterprises Ltd.	1,676,641	20,397
	Amara Raja Energy & Mobility Ltd.	1,761,494	20,292
[1]	Bandhan Bank Ltd.	10,345,844	20,270
	Tata Chemicals Ltd.	2,043,168	20,209
	Angel One Ltd.	733,178	20,157
	Deepak Nitrite Ltd.	877,909	20,099
	Emami Ltd.	2,710,627	20,010
*	Global Health Ltd.	1,398,737	19,806
	IRB Infrastructure Developers Ltd.	36,649,504	19,803
	GlaxoSmithKline Pharmaceuticals Ltd.	562,641	19,750
*,1	PNB Housing Finance Ltd.	1,637,571	19,640
	Manappuram Finance Ltd.	7,145,851	19,523
	Narayana Hrudayalaya Ltd.	937,007	19,492
	Thermax Ltd.	494,298	19,254
[1]	General Insurance Corp. of India	3,891,015	19,217
	Bharti Hexacom Ltd.	950,327	18,987
	AIA Engineering Ltd.	500,066	18,920
[2]	Wipro Ltd. ADR	6,545,438	18,720
	Ramco Cements Ltd.	1,640,581	18,291
*	Suven Pharmaceuticals Ltd.	1,346,905	18,168
*	IIFL Finance Ltd.	4,245,304	18,033
	PG Electroplast Ltd.	1,798,574	18,023
	Piramal Enterprises Ltd.	1,551,090	17,767
[1]	Cochin Shipyard Ltd.	939,424	17,723
	Ajanta Pharma Ltd.	546,672	17,508
*	Indian Renewable Energy Development Agency Ltd.	8,800,283	17,461
	Carborundum Universal Ltd.	1,444,505	17,460
*	Reliance Power Ltd.	36,715,344	17,382
*	Inox Wind Ltd.	8,650,245	17,306
	Housing & Urban Development Corp. Ltd.	6,504,152	17,236
*	Amber Enterprises India Ltd.	235,892	17,218
	JB Chemicals & Pharmaceuticals Ltd.	900,675	17,162
	Piramal Pharma Ltd.	6,857,512	17,136
	Tata Technologies Ltd.	2,191,347	17,077
[1]	L&T Technology Services Ltd.	339,691	17,067
	Escorts Kubota Ltd.	440,350	16,986
	Godfrey Phillips India Ltd.	176,509	16,921
	Atul Ltd.	211,424	16,919
	Chambal Fertilisers & Chemicals Ltd.	2,052,629	16,829
[1]	Brookfield India Real Estate Trust	4,867,856	16,683
[1]	Nippon Life India Asset Management Ltd.	2,195,870	16,583
	Aegis Logistics Ltd.	1,749,894	16,251
	Bank of India	11,850,042	16,176
*	Bajaj Housing Finance Ltd.	11,157,849	16,105
[1]	Syngene International Ltd.	2,137,518	16,041
	Firstsource Solutions Ltd.	3,987,543	16,013
*	Poonawalla Fincorp Ltd.	3,557,476	15,861
	Himadri Speciality Chemical Ltd.	3,023,114	15,682
	Cyient Ltd.	1,105,577	15,562
	Aditya Birla Real Estate Ltd.	683,956	15,560
	Kalpataru Projects International Ltd.	1,340,770	15,428
	CESC Ltd.	8,188,012	15,404
[1]	Gland Pharma Ltd.	924,742	15,333
	Welspun Corp. Ltd.	1,683,789	15,330
	Neuland Laboratories Ltd.	107,197	15,201
[1]	Dr Lal PathLabs Ltd.	463,128	15,199
	Sundram Fasteners Ltd.	1,397,086	15,170
	Poly Medicure Ltd.	493,112	15,028
*	Wockhardt Ltd.	968,703	14,890
	Elgi Equipments Ltd.	2,815,226	14,870
	Motherson Sumi Wiring India Ltd.	22,530,296	14,854
	LMW Ltd.	76,752	14,817
	Apar Industries Ltd.	220,213	14,635
	Castrol India Ltd.	6,233,320	14,582
	Motilal Oswal Financial Services Ltd.	1,859,552	14,406

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Nuvama Wealth Management Ltd.	196,805	14,265
*	AWL Agri Business Ltd.	4,503,898	14,205
*	Aavas Financiers Ltd.	617,164	14,203
	SKF India Ltd.	308,883	14,202
	Gujarat Gas Ltd.	2,636,690	14,141
[1]	RBL Bank Ltd.	5,933,597	14,072
	Gujarat State Petronet Ltd.	3,619,547	13,904
*	Star Health & Allied Insurance Co. Ltd.	2,976,173	13,779
	Great Eastern Shipping Co. Ltd.	1,338,158	13,770
	NCC Ltd.	5,501,500	13,765
	NBCC India Ltd.	12,202,066	13,746
	KEC International Ltd.	1,653,948	13,689
	Zee Entertainment Enterprises Ltd.	10,876,944	13,677
	Sammaan Capital Ltd.	9,507,469	13,582
	Concord Biotech Ltd.	740,347	13,274
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	869,457	13,168
*	Affle India Ltd.	700,013	13,127
[1]	Mindspace Business Parks REIT	2,860,584	13,047
*	Reliance Infrastructure Ltd.	4,323,031	13,008
	3M India Ltd.	36,390	13,004
	Karur Vysya Bank Ltd.	5,017,718	12,972
	Aarti Industries Ltd.	2,592,594	12,935
	Zensar Technologies Ltd.	1,500,756	12,838
	UTI Asset Management Co. Ltd.	1,052,589	12,682
	KPR Mill Ltd.	1,070,288	12,646
	Sonata Software Ltd.	2,527,271	12,621
*,1	Lemon Tree Hotels Ltd.	7,765,012	12,611
[1]	Indian Energy Exchange Ltd.	5,602,500	12,608
[1]	Eris Lifesciences Ltd.	743,158	12,605
	Kfin Technologies Ltd.	877,129	12,468
*	EID Parry India Ltd.	1,264,316	12,236
	Asahi India Glass Ltd.	1,408,991	12,234
	Timken India Ltd.	419,958	12,195
	Bank of Maharashtra	20,150,050	12,103
	EIH Ltd.	2,751,707	12,061
	Tata Investment Corp. Ltd.	170,817	12,044
	Bata India Ltd.	842,225	12,039
	ZF Commercial Vehicle Control Systems India Ltd.	80,944	12,013
	Grindwell Norton Ltd.	600,166	11,997
	NLC India Ltd.	4,445,583	11,968
	Whirlpool of India Ltd.	802,126	11,944
*	Devyani International Ltd.	5,588,342	11,875
	Natco Pharma Ltd.	1,164,853	11,728
	CRISIL Ltd.	219,961	11,593
	Ratnamani Metals & Tubes Ltd.	363,705	11,578
	Mahanagar Gas Ltd.	725,878	11,553
	Honeywell Automation India Ltd.	28,202	11,529
	Ceat Ltd.	290,669	11,465
[1]	Home First Finance Co. India Ltd.	773,838	11,269
	Intellect Design Arena Ltd.	1,191,681	11,122
	JSW Infrastructure Ltd.	3,152,643	10,959
	Triveni Turbine Ltd.	1,769,483	10,887
	Jubilant Pharmova Ltd. Class A	1,018,328	10,809
*	Godrej Industries Ltd.	833,607	10,671
*	PVR Inox Ltd.	946,763	10,557
*	Jaiprakash Power Ventures Ltd.	61,051,937	10,520
	Sobha Ltd.	666,774	10,466
	SJVN Ltd.	9,378,889	10,417
	Can Fin Homes Ltd.	1,228,603	10,374
	Kajaria Ceramics Ltd.	1,088,718	10,340
	CMS Info Systems Ltd.	1,966,786	10,250
	Data Patterns India Ltd.	348,817	10,243
	Finolex Cables Ltd.	995,159	10,197
	Bharti Airtel Ltd.	605,276	10,122
[1]	IndiaMart InterMesh Ltd.	369,891	10,120
	Nava Ltd.	1,876,562	10,102
	Gillette India Ltd.	105,973	10,069
	HFCL Ltd.	10,688,782	10,049
*	Jyoti CNC Automation Ltd.	779,669	9,939
	Rainbow Children's Medicare Ltd.	607,795	9,936

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Cartrade Tech Ltd.	491,032	9,907
[1]	PowerGrid Infrastructure Investment Trust	10,453,215	9,906
	Balrampur Chini Mills Ltd.	1,517,699	9,898
	Kirloskar Oil Engines Ltd.	1,111,958	9,790
*	PTC Industries Ltd.	63,734	9,696
[1]	Endurance Technologies Ltd.	431,513	9,585
	Birlasoft Ltd.	2,061,386	9,548
	City Union Bank Ltd.	4,525,344	9,483
	BEML Ltd.	250,869	9,402
	Granules India Ltd.	1,739,738	9,392
*	Sapphire Foods India Ltd.	2,505,175	9,386
	Aptus Value Housing Finance India Ltd.	2,476,281	9,347
	Sumitomo Chemical India Ltd.	1,550,437	9,344
[1]	Premier Energies Ltd.	802,363	9,317
	Newgen Software Technologies Ltd.	790,069	9,235
	Anant Raj Ltd.	1,726,529	9,229
*	Nazara Technologies Ltd.	771,215	9,226
*	VA Tech Wabag Ltd.	602,104	9,171
	Zen Technologies Ltd.	544,394	9,133
	Jindal Saw Ltd.	3,089,258	9,090
*	Go Digit General Insurance Ltd.	2,668,725	9,035
	Bayer CropScience Ltd.	162,718	9,020
	Swan Energy Ltd.	1,891,126	8,986
	Titagarh Rail System Ltd.	1,012,679	8,966
	Shyam Metalics & Energy Ltd.	875,389	8,916
	V-Guard Industries Ltd.	2,079,228	8,881
	Anand Rathi Wealth Ltd.	436,658	8,822
*	Chalet Hotels Ltd.	925,505	8,666
	Garden Reach Shipbuilders & Engineers Ltd.	381,421	8,663
	Praj Industries Ltd.	1,590,891	8,654
	CreditAccess Grameen Ltd.	669,712	8,632
	HBL Engineering Ltd.	1,508,633	8,615
	Ramkrishna Forgings Ltd.	1,209,282	8,522
	LT Foods Ltd.	2,049,596	8,415
	Craftsman Automation Ltd.	154,058	8,396
*	Medplus Health Services Ltd.	874,823	8,357
	Sun TV Network Ltd.	1,133,919	8,322
	Marksans Pharma Ltd.	3,203,463	8,320
*	Embassy Developments Ltd.	7,145,645	8,281
	Hindustan Copper Ltd.	3,276,614	8,275
*	Gokaldas Exports Ltd.	822,561	8,247
	AstraZeneca Pharma India Ltd.	80,341	8,235
	Sanofi India Ltd.	116,180	8,167
	Raymond Ltd.	440,433	7,976
	Arvind Ltd.	1,851,147	7,973
	eClerx Services Ltd.	268,469	7,965
	Finolex Industries Ltd.	3,858,464	7,960
	Techno Electric & Engineering Co. Ltd.	630,052	7,932
*	Honasa Consumer Ltd.	2,703,866	7,918
	Kansai Nerolac Paints Ltd.	2,596,709	7,904
	Jubilant Ingrevia Ltd.	1,030,872	7,865
*,1	Tejas Networks Ltd.	942,266	7,837
	Jyothy Labs Ltd.	1,775,741	7,836
	Vardhman Textiles Ltd.	1,457,309	7,820
	Sudarshan Chemical Industries Ltd.	643,230	7,807
	AMI Organics Ltd.	577,520	7,740
	DCM Shriram Ltd.	652,502	7,735
	BASF India Ltd.	148,308	7,718
	Engineers India Ltd.	3,593,141	7,615
	JBM Auto Ltd.	987,686	7,601
	Genus Power Infrastructures Ltd.	2,236,866	7,522
	Edelweiss Financial Services Ltd.	8,053,976	7,516
*	Onesource Specialty Pharma Ltd.	389,449	7,485
	CIE Automotive India Ltd.	1,554,425	7,468
*	SignatureGlobal India Ltd.	549,876	7,467
	Elecon Engineering Co. Ltd.	1,145,308	7,389
	Gravita India Ltd.	354,033	7,370
	Olectra Greentech Ltd.	534,939	7,362
*	India Cements Ltd.	2,018,212	7,345
	Vedant Fashions Ltd.	795,008	7,333

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Transformers & Rectifiers India Ltd.	1,242,618	7,296
	Jupiter Life Line Hospitals Ltd.	417,325	7,245
	Avanti Feeds Ltd.	699,902	7,240
[1]	Paradeep Phosphates Ltd.	4,234,582	7,235
	TVS Holdings Ltd.	66,724	7,189
	Shakti Pumps India Ltd.	721,054	7,189
	IIFL Capital Services Ltd.	2,741,149	7,181
	Sanofi Consumer Healthcare India Ltd.	122,279	7,133
	Aditya Birla Sun Life Asset Management Co. Ltd.	910,082	7,120
	JK Lakshmi Cement Ltd.	769,647	7,077
	IDBI Bank Ltd.	7,468,652	7,066
	Safari Industries India Ltd.	295,740	7,011
	Usha Martin Ltd.	2,045,721	6,998
	Bombay Burmah Trading Co.	317,150	6,995
*	Westlife Foodworld Ltd.	881,235	6,977
	Vinati Organics Ltd.	360,527	6,937
	Action Construction Equipment Ltd.	499,998	6,933
	Voltamp Transformers Ltd.	80,066	6,926
	Century Plyboards India Ltd.	825,497	6,832
	Godawari Power & Ispat Ltd.	3,145,740	6,776
	Jupiter Wagons Ltd.	1,619,880	6,769
	Bikaji Foods International Ltd.	814,724	6,743
	GHCL Ltd.	963,962	6,634
	Alembic Pharmaceuticals Ltd.	637,088	6,602
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,145,333	6,591
	Kirloskar Brothers Ltd.	321,331	6,528
	Vijaya Diagnostic Centre Ltd.	544,553	6,460
	PTC India Ltd.	3,076,754	6,424
	Gujarat State Fertilizers & Chemicals Ltd.	2,900,820	6,398
	AurionPro Solutions Ltd.	373,592	6,324
	JM Financial Ltd.	5,259,312	6,316
	CCL Products India Ltd.	899,065	6,294
*	NMDC Steel Ltd.	15,036,357	6,292
*,1	Metropolis Healthcare Ltd.	311,166	6,272
	Sarda Energy & Minerals Ltd.	1,167,129	6,264
	BLS International Services Ltd.	1,490,471	6,263
	Akzo Nobel India Ltd.	152,844	6,241
	Kirloskar Pneumatic Co. Ltd.	467,067	6,240
*	Ola Electric Mobility Ltd.	10,742,542	6,197
*	Aadhar Housing Finance Ltd.	1,108,398	6,134
	Saregama India Ltd.	979,191	6,082
	Zydus Wellness Ltd.	290,105	6,062
[1]	Sansera Engineering Ltd.	472,789	6,062
*	Valor Estate Ltd.	2,936,516	6,046
	Strides Pharma Science Ltd.	778,899	5,999
	Mrs Bectors Food Specialities Ltd.	339,388	5,987
	KSB Ltd.	688,935	5,982
	ION Exchange India Ltd.	1,011,622	5,974
*	Websol Energy System Ltd.	383,906	5,951
	Garware Technical Fibres Ltd.	581,345	5,923
[1]	New India Assurance Co. Ltd.	2,895,985	5,902
	Minda Corp. Ltd.	1,022,155	5,880
	RR Kabel Ltd.	474,182	5,867
	JK Tyre & Industries Ltd.	1,596,956	5,862
[1]	IRCON International Ltd.	3,234,135	5,846
	HEG Ltd.	1,052,290	5,809
[1]	Ujjivan Small Finance Bank Ltd.	11,423,510	5,775
	Orient Cement Ltd.	1,391,894	5,758
	ITD Cementation India Ltd.	987,778	5,685
*	GMR Power & Urban Infra Ltd.	4,202,813	5,641
[1]	Godrej Agrovet Ltd.	618,408	5,628
	Blue Dart Express Ltd.	75,884	5,577
	Vesuvius India Ltd.	101,371	5,575
	PCBL Chemical Ltd.	1,299,777	5,532
	Gujarat Pipavav Port Ltd.	3,510,920	5,529
[1]	Equitas Small Finance Bank Ltd.	6,946,931	5,504
	Doms Industries Ltd.	168,561	5,464
*	Hindustan Construction Co. Ltd.	17,714,010	5,396
[1]	KPI Green Energy Ltd.	1,194,888	5,392
*	SBFC Finance Ltd.	4,431,862	5,354

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Happiest Minds Technologies Ltd.	785,917	5,317
	Caplin Point Laboratories Ltd.	237,192	5,275
	Karnataka Bank Ltd.	2,258,483	5,245
	Astra Microwave Products Ltd.	533,397	5,235
*	Nuvoco Vistas Corp. Ltd.	1,370,777	5,187
	Procter & Gamble Health Ltd.	85,965	5,176
	Mastek Ltd.	208,853	5,166
	Jammu & Kashmir Bank Ltd.	4,572,314	5,126
	NIIT Learning Systems Ltd.	1,154,388	5,113
*	Schneider Electric Infrastructure Ltd.	743,486	5,071
	Time Technoplast Ltd.	1,267,004	5,062
	Graphite India Ltd.	942,482	5,045
	Archean Chemical Industries Ltd.	679,666	5,039
	Trident Ltd.	15,988,309	5,021
	Orient Electric Ltd.	1,819,996	5,004
	Prudent Corporate Advisory Services Ltd.	189,554	4,967
	Welspun Living Ltd.	3,292,298	4,958
	Supreme Petrochem Ltd.	641,318	4,933
*	Restaurant Brands Asia Ltd.	5,138,037	4,925
	Tanla Platforms Ltd.	876,639	4,920
	Electrosteel Castings Ltd.	4,270,423	4,901
*	V-Mart Retail Ltd.	126,127	4,879
	South Indian Bank Ltd.	16,135,289	4,870
	Metro Brands Ltd.	381,593	4,842
	Care Ratings Ltd.	329,200	4,734
	PNC Infratech Ltd.	1,493,424	4,692
	Fine Organic Industries Ltd.	97,053	4,686
	Anup Engineering Ltd.	132,032	4,686
	KNR Constructions Ltd.	1,806,816	4,676
	Chennai Petroleum Corp. Ltd.	642,983	4,660
	Relaxo Footwears Ltd.	956,381	4,631
	Cello World Ltd.	707,002	4,579
	Shipping Corp. of India Ltd.	2,166,452	4,572
	Cera Sanitaryware Ltd.	70,661	4,473
	Arvind Fashions Ltd.	945,220	4,456
	TD Power Systems Ltd.	862,867	4,416
*	Tata Teleservices Maharashtra Ltd.	6,529,355	4,395
*	Sterling & Wilson Renewable	1,364,223	4,394
	Kaveri Seed Co. Ltd.	254,918	4,330
	RITES Ltd.	1,623,691	4,330
	Rhi Magnesita India Ltd.	829,088	4,328
*	Network18 Media & Investments Ltd.	8,333,299	4,293
	Rain Industries Ltd.	2,560,754	4,289
	EPL Ltd.	1,905,345	4,270
*	Shilpa Medicare Ltd.	553,714	4,242
*	IFCI Ltd.	8,415,339	4,235
*	RattanIndia Power Ltd.	35,881,388	4,224
	Birla Corp. Ltd.	335,204	4,203
	Clean Science & Technology Ltd.	301,519	4,191
	Tilaknagar Industries Ltd.	1,237,001	4,191
	Tamilnad Mercantile Bank Ltd.	808,083	4,188
*	JSW Holdings Ltd.	15,024	4,183
	Texmaco Rail & Engineering Ltd.	2,608,763	4,166
[1]	IRB InvIT Fund	6,373,754	4,131
	Garware Hi-Tech Films Ltd.	109,408	4,128
	GMM Pfaudler Ltd.	339,551	4,126
	Mangalore Refinery & Petrochemicals Ltd.	2,596,418	4,123
	Capri Global Capital Ltd.	2,143,923	4,116
	Maharashtra Seamless Ltd.	524,617	4,081
*	Raymond Lifestyle Ltd.	355,875	4,052
*	Chemplast Sanmar Ltd.	835,653	4,049
	Polyplex Corp. Ltd.	279,105	4,032
	TTK Prestige Ltd.	555,978	3,990
	Railtel Corp. of India Ltd.	1,137,978	3,986
*	MTAR Technologies Ltd.	233,731	3,939
	Mahindra Lifespace Developers Ltd.	961,481	3,888
	Infibeam Avenues Ltd.	19,181,797	3,866
	G R Infraprojects Ltd.	312,706	3,845
*	TVS Supply Chain Solutions Ltd.	2,818,225	3,845
*	Rajesh Exports Ltd.	1,767,429	3,789

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Syrma SGS Technology Ltd.	680,269	3,769
	Bajaj Electricals Ltd.	584,646	3,765
*	Rategain Travel Technologies Ltd.	732,872	3,762
	JK Paper Ltd.	989,306	3,683
*	Jai Balaji Industries Ltd.	2,593,298	3,669
	Alkyl Amines Chemicals	181,607	3,665
*	Sheela Foam Ltd.	480,429	3,656
	Route Mobile Ltd.	320,993	3,619
*	Shree Renuka Sugars Ltd.	10,516,390	3,577
*	Zaggle Prepaid Ocean Services Ltd.	926,369	3,531
	Rallis India Ltd.	1,254,320	3,500
	KRBL Ltd.	950,571	3,488
*	Borosil Renewables Ltd.	589,501	3,448
[1]	Quess Corp. Ltd.	862,464	3,370
*	Dhani Services Ltd.	4,913,544	3,349
	IndusInd Bank Ltd.	334,235	3,319
	Triveni Engineering & Industries Ltd.	682,705	3,303
*	VIP Industries Ltd.	905,488	3,280
	Suprajit Engineering Ltd.	704,896	3,210
	DCB Bank Ltd.	1,966,777	3,151
*	Alok Industries Ltd.	15,988,481	3,133
	Gateway Distriparks Ltd.	4,393,559	3,111
	Thomas Cook India Ltd.	1,947,240	3,095
	Netweb Technologies India Ltd.	183,537	3,073
*	Pricol Ltd.	586,953	3,041
	Symphony Ltd.	221,867	3,028
	Balaji Amines Ltd.	201,441	3,013
*	TeamLease Services Ltd.	129,237	2,891
*	Just Dial Ltd.	260,331	2,872
	Campus Activewear Ltd.	996,514	2,855
	NOCIL Ltd.	1,351,301	2,817
	Galaxy Surfactants Ltd.	114,243	2,811
	ISGEC Heavy Engineering Ltd.	210,300	2,811
*	Central Bank of India Ltd.	6,375,951	2,796
*,3	Brightcom Group Ltd.	21,948,203	2,663
*	Ashoka Buildcon Ltd.	1,213,383	2,651
[1]	Dilip Buildcon Ltd.	520,988	2,610
*	Sterlite Technologies Ltd.	3,499,162	2,585
*	Eureka Forbes Ltd.	412,864	2,407
*	Bajaj Consumer Care Ltd.	1,072,786	2,113
	Paisalo Digital Ltd.	5,431,407	2,078
	NIIT Ltd.	1,211,073	1,856
	Vaibhav Global Ltd.	689,603	1,784
*,3	Digitide Solutions Ltd.	862,464	1,638
*,3	Bluspring Enterprises Ltd.	862,464	1,638
	Pfizer Ltd.	32,111	1,633
*	Sun Pharma Advanced Research Co. Ltd.	785,712	1,358
	Allcargo Logistics Ltd.	3,338,804	1,175
*,3	STL Networks Ltd.	3,499,162	1,071
	Vakrangee Ltd.	7,329,363	859
			25,515,142
Indonesia (1.5%)
	Bank Central Asia Tbk. PT	708,135,150	376,509
	Bank Rakyat Indonesia Persero Tbk. PT	891,438,660	206,466
	Bank Mandiri Persero Tbk. PT	565,758,750	167,073
	Telkom Indonesia Persero Tbk. PT	590,994,352	93,152
	Astra International Tbk. PT	257,470,181	74,416
*	Amman Mineral Internasional PT	160,070,800	68,739
*	GoTo Gojek Tokopedia Tbk. PT Class A	13,216,171,600	67,429
	Bank Negara Indonesia Persero Tbk. PT	190,478,052	48,000
	Sumber Alfaria Trijaya Tbk. PT	240,628,000	31,150
*	Bumi Resources Minerals Tbk. PT	1,276,250,325	29,426
	Indofood Sukses Makmur Tbk. PT	56,235,708	27,127
	Charoen Pokphand Indonesia Tbk. PT	92,688,523	26,430
	United Tractors Tbk. PT	18,857,127	25,770
	Indofood CBP Sukses Makmur Tbk. PT	29,254,147	19,992
	Kalbe Farma Tbk. PT	242,545,884	19,992
*	Merdeka Copper Gold Tbk. PT	197,096,000	19,839
	Alamtri Resources Indonesia Tbk. PT	136,814,679	15,672

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Barito Pacific Tbk. PT	325,496,525	14,602
	Aneka Tambang Tbk.	107,829,010	14,094
	Perusahaan Gas Negara Tbk. PT	138,292,379	14,033
	Mitra Keluarga Karyasehat Tbk. PT	69,642,400	10,529
	Elang Mahkota Teknologi Tbk. PT	315,349,600	10,187
	Indah Kiat Pulp & Paper Tbk. PT	32,599,568	10,122
	Japfa Comfeed Indonesia Tbk. PT	92,123,600	10,107
*	Bumi Resources Tbk. PT	1,508,994,295	9,715
	Bank Syariah Indonesia Tbk. PT	53,769,690	9,248
	Petrindo Jaya Kreasi Tbk. PT	21,407,033	9,190
	Dayamitra Telekomunikasi PT	240,539,500	8,978
	Bukit Asam Tbk. PT	50,639,044	8,421
	Sarana Menara Nusantara Tbk. PT	243,655,200	8,363
	AKR Corporindo Tbk. PT	102,613,325	7,788
	Mitra Adiperkasa Tbk. PT	93,616,026	7,708
	XLSMART Telecom Sejahtera Tbk. PT	58,164,608	7,530
	Unilever Indonesia Tbk. PT	72,866,355	7,517
	Jasa Marga Persero Tbk. PT	28,954,904	7,470
*	Bukalapak.com PT Tbk.	822,947,800	7,200
	Medikaloka Hermina Tbk. PT	105,089,499	7,161
*	Bank Jago Tbk. PT	64,192,300	7,154
	Indosat Tbk. PT	66,174,200	6,966
	Pakuwon Jati Tbk. PT	295,655,767	6,796
	Indo Tambangraya Megah Tbk. PT	4,973,480	6,593
	Cisarua Mountain Dairy PT Tbk.	23,868,932	6,584
	Semen Indonesia Persero Tbk. PT	40,484,107	6,381
	Ciputra Development Tbk. PT	112,797,550	6,253
	Mayora Indah Tbk. PT	45,445,000	6,240
	Indocement Tunggal Prakarsa Tbk. PT	18,203,401	5,868
	Siloam International Hospitals Tbk. PT	36,823,221	5,765
	Avia Avian Tbk. PT	217,961,000	5,471
	Medco Energi Internasional Tbk. PT	84,363,742	5,337
*	Bank Pan Indonesia Tbk. PT	53,639,700	5,198
*	Bumi Serpong Damai Tbk. PT	98,738,201	5,145
*	Panin Financial Tbk. PT	219,355,231	5,104
	BFI Finance Indonesia Tbk. PT	96,003,100	5,073
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,750,300	4,865
	ESSA Industries Indonesia Tbk. PT	129,663,945	4,726
*	Adaro Minerals Indonesia Tbk. PT	83,833,699	4,549
	Trimegah Bangun Persada Tbk. PT	103,374,100	4,355
	Summarecon Agung Tbk. PT	164,455,408	4,275
	PT Tower Bersama Infrastructure Tbk.	35,702,721	4,269
	Map Aktif Adiperkasa PT	106,452,900	4,165
*	Vale Indonesia Tbk. PT	26,547,130	3,980
	Bank Tabungan Negara Persero Tbk. PT	56,884,956	3,616
*	Gudang Garam Tbk. PT	5,693,930	3,437
*,3	Waskita Karya Persero Tbk. PT	255,000,319	3,103
*	MNC Digital Entertainment Tbk. PT	103,542,025	2,946
	Aspirasi Hidup Indonesia Tbk. PT	89,553,456	2,883
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	75,289,000	2,699
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,618,295	2,651
*	Timah Tbk. PT	35,634,874	2,554
	Surya Citra Media Tbk. PT	206,490,555	2,540
	Matahari Department Store Tbk. PT	23,927,211	2,533
*	Lippo Karawaci Tbk. PT	429,906,288	2,385
	Bank BTPN Syariah Tbk. PT	31,867,700	2,275
*	Bank Neo Commerce Tbk. PT	124,272,905	1,948
	Astra Agro Lestari Tbk. PT	4,966,213	1,779
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	33,637,930	1,754
	Bank Danamon Indonesia Tbk. PT	8,925,000	1,296
*	Media Nusantara Citra Tbk. PT	72,254,124	1,142
*	Global Mediacom Tbk. PT	54,700,303	469
			1,680,267
Kuwait (0.9%)
	Kuwait Finance House KSCP	157,482,774	371,884
	National Bank of Kuwait SAKP	105,728,693	328,807
	Boubyan Bank KSCP	22,525,337	49,918
	Mobile Telecommunications Co. KSCP	28,124,970	43,444
	Gulf Bank KSCP	28,673,017	31,470

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Mabanee Co. KPSC	9,365,624	24,213
*	Warba Bank KSCP	30,617,440	22,199
	National Industries Group Holding SAK	25,151,127	20,456
	Agility Public Warehousing Co. KSC	19,119,082	16,420
*	Al Ahli Bank of Kuwait KSCP	13,531,473	13,407
	Gulf Cables & Electrical Industries Group Co. KSCP	1,711,011	12,603
	Boursa Kuwait Securities Co. KPSC	1,333,112	11,801
	Boubyan Petrochemicals Co. KSCP	5,177,008	11,738
	Kuwait Real Estate Co. KSC	9,340,079	11,463
	Burgan Bank SAK	13,690,341	10,071
	Humansoft Holding Co. KSC	1,261,805	9,772
	Kuwait International Bank KSCP	12,839,209	9,491
	Commercial Real Estate Co. KSC	16,088,788	8,773
*	Salhia Real Estate Co. KSCP	5,409,763	7,944
	Kuwait Telecommunications Co.	4,265,849	7,545
*	Kuwait Projects Co. Holding KSCP	24,332,356	7,395
*	National Real Estate Co. KPSC	13,954,613	3,647
	Jazeera Airways Co. KSCP	896,169	3,260
			1,037,721
Malaysia (1.9%)
	Malayan Banking Bhd.	97,567,472	226,094
	Public Bank Bhd.	190,641,990	197,630
	Tenaga Nasional Bhd.	58,959,651	189,622
	CIMB Group Holdings Bhd.	107,373,808	177,371
	Gamuda Bhd.	65,031,034	64,073
	IHH Healthcare Bhd.	39,533,935	63,362
	Press Metal Aluminium Holdings Bhd.	47,822,040	54,353
	SD Guthrie Bhd.	46,598,079	51,246
	MISC Bhd.	27,596,096	47,986
	Celcomdigi Bhd.	51,403,833	45,548
	AMMB Holdings Bhd.	37,136,645	44,431
	RHB Bank Bhd.	26,997,200	41,642
	Petronas Gas Bhd.	10,092,763	40,918
	Hong Leong Bank Bhd.	8,149,672	37,775
	Kuala Lumpur Kepong Bhd.	7,329,557	33,349
	IOI Corp. Bhd.	38,673,290	32,784
	Maxis Bhd.	38,098,760	32,758
	Sunway Bhd.	30,165,100	31,797
	Petronas Chemicals Group Bhd.	36,724,112	31,336
	Axiata Group Bhd.	59,262,749	28,843
	YTL Corp. Bhd.	58,960,850	26,222
	PPB Group Bhd.	9,094,360	26,204
	YTL Power International Bhd.	32,821,200	26,001
	Sime Darby Bhd.	52,541,036	25,321
	Telekom Malaysia Bhd.	15,567,078	24,533
	QL Resources Bhd.	21,518,745	23,936
	IJM Corp. Bhd.	43,409,434	22,864
[1]	MR DIY Group M Bhd.	58,082,950	22,645
	Genting Bhd.	27,702,224	20,566
	Petronas Dagangan Bhd.	4,464,507	20,419
	KPJ Healthcare Bhd.	27,907,200	18,604
	Inari Amertron Bhd.	39,748,000	17,748
	United Plantations Bhd.	3,315,800	17,603
	TIME dotCom Bhd.	14,260,980	17,021
	Dialog Group Bhd.	49,575,960	16,787
	Nestle Malaysia Bhd.	823,557	16,597
	Bursa Malaysia Bhd.	9,093,400	15,576
	Genting Malaysia Bhd.	38,532,237	15,325
	Alliance Bank Malaysia Bhd.	15,078,417	15,299
	My EG Services Bhd.	68,178,200	14,215
	Sime Darby Property Bhd.	48,655,655	13,975
	Frontken Corp. Bhd.	16,404,150	13,348
*	Top Glove Corp. Bhd.	65,333,590	13,318
	Fraser & Neave Holdings Bhd.	2,074,900	12,993
	Hong Leong Financial Group Bhd.	3,213,341	12,788
	Yinson Holdings Bhd.	27,455,340	11,900
	Hartalega Holdings Bhd.	21,711,810	11,228
	Heineken Malaysia Bhd.	1,572,573	9,611
	Axis REIT	21,320,100	9,438

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	SP Setia Bhd. Group	33,227,945	8,462
	IOI Properties Group Bhd.	19,856,400	8,430
	Kossan Rubber Industries Bhd.	19,659,200	8,348
*	99 Speed Mart Retail Holdings Bhd.	15,317,200	7,977
	IGB REIT	13,723,500	7,444
*	Tanco Holdings Bhd.	36,350,380	7,247
	VS Industry Bhd.	36,494,600	6,652
	Scientex Bhd.	8,079,900	6,552
	Bumi Armada Bhd.	52,333,928	5,947
	Mah Sing Group Bhd.	20,420,034	5,533
	Sunway Construction Group Bhd.	5,199,600	5,376
	MBSB Bhd.	32,367,600	5,369
	CTOS Digital Bhd.	23,285,000	5,341
	Eco World Development Group Bhd.	11,759,400	5,128
	Bank Islam Malaysia Bhd.	8,984,950	5,105
	Carlsberg Brewery Malaysia Bhd.	1,101,609	4,822
	Pentamaster Corp. Bhd.	7,883,450	4,640
	ViTrox Corp. Bhd.	6,269,400	4,548
*	Supermax Corp. Bhd.	24,475,474	4,517
	Malaysian Pacific Industries Bhd.	1,026,500	4,464
*	Berjaya Corp. Bhd.	60,563,459	4,138
*	Greatech Technology Bhd.	12,026,200	4,064
	Padini Holdings Bhd.	7,407,355	3,586
	Sports Toto Bhd.	11,234,760	3,584
	UEM Sunrise Bhd.	20,475,600	3,415
	Syarikat Takaful Malaysia Keluarga Bhd.	4,084,000	3,374
	Pavilion REIT	10,005,200	3,361
	Nationgate Holdings Bhd.	10,557,910	3,341
	Mega First Corp. Bhd.	3,599,200	3,308
	Malaysian Resources Corp. Bhd.	28,642,700	3,059
	Bermaz Auto Bhd.	12,412,200	3,021
	British American Tobacco Malaysia Bhd.	1,933,234	2,891
	Hibiscus Petroleum Bhd.	7,584,520	2,726
	D&O Green Technologies Bhd.	8,812,900	2,657
	Cahya Mata Sarawak Bhd.	11,343,100	2,476
	DRB-Hicom Bhd.	12,096,400	2,341
	Velesto Energy Bhd.	60,415,127	2,172
*	Dagang NeXchange Bhd.	35,342,600	2,129
*	UWC Bhd.	4,641,700	2,078
	HAP Seng Consolidated Bhd.	3,217,800	2,061
	FGV Holdings Bhd.	8,148,300	2,061
*	Chin Hin Group Bhd.	4,268,115	2,024
*	WCT Holdings Bhd.	11,980,664	1,839
*	Astro Malaysia Holdings Bhd.	22,582,973	920
*,1	Lotte Chemical Titan Holding Bhd.	2,807,647	287
*	PMB Technology Bhd.	25,753	8
			2,173,826
Mexico (2.2%)
	Grupo Financiero Banorte SAB de CV	36,952,540	317,546
	America Movil SAB de CV Class B	285,634,556	246,446
	Fomento Economico Mexicano SAB de CV	22,284,723	234,512
	Grupo Mexico SAB de CV Class B	40,446,433	210,168
	Wal-Mart de Mexico SAB de CV	65,990,737	209,139
	Cemex SAB de CV	194,221,354	119,838
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,061,811	102,772
	Grupo Bimbo SAB de CV Class A	27,599,843	83,923
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,408,696	76,301
*	Grupo Financiero Inbursa SAB de CV	29,455,530	75,717
	Arca Continental SAB de CV	6,882,115	72,424
	Coca-Cola Femsa SAB de CV	6,818,887	64,227
	Fibra Uno Administracion SA de CV	37,290,302	48,090
*	Industrias Penoles SAB de CV	2,364,422	47,153
	Grupo Carso SAB de CV	6,620,925	46,031
	Gruma SAB de CV Class B	2,300,232	43,958
	Prologis Property Mexico SA de CV	12,301,260	43,816
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,532,968	39,011
	Alfa SAB de CV Class A	48,269,841	35,272
	Promotora y Operadora de Infraestructura SAB de CV	2,893,304	32,358
	Corp. Inmobiliaria Vesta SAB de CV	11,139,483	30,367

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qualitas Controladora SAB de CV	2,469,652	27,215
[1]	Banco del Bajio SA	9,812,218	23,497
	Gentera SAB de CV	12,977,944	22,660
	Grupo Comercial Chedraui SA de CV	3,338,871	21,594
	Regional SAB de CV	3,070,008	21,497
	Kimberly-Clark de Mexico SAB de CV Class A	10,972,162	19,342
	GCC SAB de CV	2,161,707	18,128
[1]	FIBRA Macquarie Mexico	9,989,780	15,659
	Alsea SAB de CV	6,791,617	15,363
	Bolsa Mexicana de Valores SAB de CV	6,194,275	12,998
	El Puerto de Liverpool SAB de CV	2,557,146	11,738
	Genomma Lab Internacional SAB de CV Class B	9,768,368	11,482
	Operadora De Sites Mexicanos SAB de CV	13,448,367	11,062
	Grupo Televisa SAB	27,533,595	10,025
	Megacable Holdings SAB de CV	3,926,286	9,608
	Fibra MTY SAPI de CV	14,791,812	9,074
	Becle SAB de CV	6,910,218	8,009
	Orbia Advance Corp. SAB de CV	11,911,640	7,963
*	Controladora Alpek SAB de CV	47,662,541	7,340
	La Comer SAB de CV	3,214,967	6,071
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,659,977	4,340
*,1	Grupo Traxion SAB de CV Class A	4,783,834	4,008
*,1	Nemak SAB de CV	23,975,962	3,533
	Concentradora Fibra Danhos SA de CV	2,345,246	2,648
	Alpek SAB de CV Class A	4,774,972	2,435
	Grupo Rotoplas SAB de CV	2,603,617	1,608
*,3	Empresas ICA SAB de CV	104,678	—
			2,487,966
Philippines (0.6%)
	BDO Unibank Inc.	30,228,972	86,759
	International Container Terminal Services Inc.	14,033,531	85,832
	Bank of the Philippine Islands	27,004,681	67,709
	SM Prime Holdings Inc.	136,617,878	59,637
	Ayala Corp.	4,086,130	43,860
	Ayala Land Inc.	94,117,427	42,221
	Manila Electric Co.	3,371,133	34,405
	Metropolitan Bank & Trust Co.	23,159,555	31,906
	PLDT Inc.	1,164,849	27,137
	Jollibee Foods Corp.	5,707,879	23,446
	Universal Robina Corp.	11,233,461	16,641
	DigiPlus Interactive Corp.	22,177,300	15,826
	Globe Telecom Inc.	420,269	14,605
[1]	Monde Nissin Corp.	93,409,000	13,005
	JG Summit Holdings Inc.	38,000,468	11,547
	GT Capital Holdings Inc.	1,304,652	11,433
	Converge Information & Communications Technology Solutions Inc.	32,237,400	11,014
	Century Pacific Food Inc.	15,895,387	10,848
	Semirara Mining & Power Corp. Class A	15,811,928	9,627
	AREIT Inc.	12,425,900	8,775
	DMCI Holdings Inc.	45,127,597	8,569
	LT Group Inc.	36,723,850	7,816
	Puregold Price Club Inc.	11,963,856	6,839
	RL Commercial REIT Inc.	52,476,037	6,107
	ACEN Corp.	122,131,994	5,838
	Robinsons Land Corp.	25,119,807	5,254
	Megaworld Corp.	113,674,303	3,629
	Bloomberry Resorts Corp.	56,155,249	3,430
	D&L Industries Inc.	30,433,190	3,104
	Wilcon Depot Inc.	18,594,800	2,271
*	Cebu Air Inc.	2,618,253	1,620
	First Gen Corp.	5,265,381	1,566
			682,276
Qatar (0.8%)
	Qatar National Bank QPSC	56,776,135	260,404
	Qatar Islamic Bank QPSC	21,397,106	124,105
	Industries Qatar QSC	20,141,386	69,471
	Commercial Bank PSQC	43,255,197	51,140
	Ooredoo QPSC	13,958,977	49,731
	Al Rayan Bank	79,008,785	48,515

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Qatar Gas Transport Co. Ltd.	35,022,911	44,033
	Qatar International Islamic Bank QSC	15,039,059	43,831
	Qatar Navigation QSC	13,461,168	41,004
	Qatar Fuel QSC	7,575,985	31,212
	Mesaieed Petrochemical Holding Co.	78,309,769	30,320
	Qatar Electricity & Water Co. QSC	6,257,127	26,266
	Dukhan Bank	22,611,177	21,733
	Barwa Real Estate Co.	27,483,220	21,149
	Doha Bank QPSC	31,376,565	20,347
	Vodafone Qatar QSC	20,989,431	13,600
	Qatar Aluminum Manufacturing Co.	31,723,511	11,180
	Gulf International Services QSC	12,101,808	10,250
	United Development Co. QSC	23,958,300	6,792
*	Ezdan Holding Group QSC	20,814,698	5,750
	Al Meera Consumer Goods Co. QSC	1,303,304	5,213
			936,046
Romania (0.1%)
	Banca Transilvania SA	10,322,448	66,435
	OMV Petrom SA	226,322,287	36,825
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	998,766	26,880
	Societatea Energetica Electrica SA	2,183,088	6,468
	Societatea Nationala Nuclearelectrica SA	663,956	6,089
*	MED Life SA	4,261,092	6,040
	One United Properties SA	628,127	2,573
*	Teraplast SA	16,359,852	1,359
	TTS Transport Trade Services SA	1,452,396	1,329
			153,998
Russia (0.0%)
*,3	Sberbank of Russia PJSC	143,624,072	—
*,3	Mechel PJSC ADR	164,675	—
*,3	Surgutneftegas PAO ADR	144,600	—
*,3	Novatek PJSC GDR	1,400	—
*,3	Severstal PAO GDR	206,805	—
*,3	Polyus PJSC	1,269,390	—
*,3	Raspadskaya OJSC	910,080	—
*,3	Mechel PJSC	3,089,565	—
*,3	Rosneft Oil Co. PJSC	16,338,334	—
*,3	Magnitogorsk Iron & Steel Works PJSC	29,365,277	—
*,3	VTB Bank PJSC	13,697,647	—
*,3	Sistema AFK PAO	38,691,860	—
*,3	Severstal PAO	2,474,213	—
*,3	Alrosa PJSC	35,072,120	—
*,3	Polyus PJSC GDR	523,471	—
*,3	Credit Bank of Moscow PJSC	180,568,640	—
*,3	Sovcomflot PJSC	4,516,141	—
*,3	Bank St. Petersburg PJSC	3,060,330	—
*,1,3	Segezha Group PJSC	18,427,200	—
*,3	PhosAgro PJSC GDR	9,292	—
			—
Saudi Arabia (4.2%)
	Al Rajhi Bank	25,086,560	651,698
[1]	Saudi Arabian Oil Co.	73,601,111	497,617
	Saudi National Bank	37,236,306	354,788
	Saudi Telecom Co.	24,276,080	308,203
*	ACWA Power Co.	2,759,278	236,613
*	Saudi Arabian Mining Co.	15,839,277	215,895
	Saudi Basic Industries Corp.	11,476,251	186,612
	Riyad Bank	18,799,069	154,326
	Alinma Bank	15,723,696	121,784
	Saudi Awwal Bank	12,165,925	113,842
	Dr Sulaiman Al Habib Medical Services Group Co.	1,304,998	99,616
	Elm Co.	330,118	91,351
	Almarai Co. JSC	6,061,708	85,385
	Etihad Etisalat Co.	4,856,193	81,353
	SABIC Agri-Nutrients Co.	2,991,778	78,811
	Banque Saudi Fransi	15,390,607	75,388
	Bank AlBilad	9,433,122	72,898
	Arab National Bank	11,407,312	65,432

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Bupa Arabia for Cooperative Insurance Co.	950,814	42,627
	Saudi Electricity Co.	10,083,314	40,267
*	Dar Al Arkan Real Estate Development Co.	6,815,377	39,802
	Co. for Cooperative Insurance	945,911	35,067
	Saudi Investment Bank	8,059,133	32,379
	Riyadh Cables Group Co.	933,952	31,688
*	Saudi Tadawul Group Holding Co.	621,338	30,437
	Yanbu National Petrochemical Co.	3,538,308	30,167
*	Bank Al-Jazira	8,092,863	29,171
	Jarir Marketing Co.	7,562,059	25,466
	Arabian Internet & Communications Services Co.	322,556	24,682
	Mouwasat Medical Services Co.	1,208,937	23,402
	Aldrees Petroleum & Transport Services Co.	635,014	23,340
*	Saudi Research & Media Group	503,923	23,280
	Ades Holding Co.	5,686,630	22,957
	Sahara International Petrochemical Co.	4,504,613	22,834
*	Al Rajhi Co. for Co-operative Insurance	638,314	22,319
	Astra Industrial Group Co.	480,048	19,138
	Saudi Industrial Investment Group	4,659,313	18,793
	Mobile Telecommunications Co. Saudi Arabia	5,514,446	18,767
	Nahdi Medical Co.	619,114	18,754
	Dallah Healthcare Co.	523,285	17,035
	Catrion Catering Holding Co.	534,143	16,776
	Saudi Aramco Base Oil Co.	632,124	16,745
	Saudia Dairy & Foodstuff Co.	201,929	16,448
	Jamjoom Pharmaceuticals Factory Co.	353,599	16,347
*	Savola Group	1,909,054	15,950
[1]	Arabian Centres Co.	2,980,022	15,738
	SAL Saudi Logistics Services	315,940	15,398
	Saudi Ground Services Co.	1,151,552	15,313
*	Saudi Kayan Petrochemical Co.	9,720,203	14,955
	Abdullah Al Othaim Markets Co.	5,659,467	13,614
*	Advanced Petrochemical Co.	1,663,191	13,355
	United Electronics Co.	511,015	12,799
	Electrical Industries Co.	6,703,594	12,737
	Yamama Cement Co.	1,294,285	12,559
	Leejam Sports Co. JSC	333,734	12,475
*	Seera Group Holding	1,910,799	12,474
	Retal Urban Development Co. Class A	2,763,794	12,436
*	Saudi Chemical Co. Holding	5,361,926	12,133
*,2	National Agriculture Development Co.	1,952,612	11,588
	National Medical Care Co.	287,607	11,443
	Saudi Cement Co.	921,244	11,306
	Power & Water Utility Co. for Jubail & Yanbu	967,066	11,287
	Al Hammadi Holding	1,030,117	11,020
	Arriyadh Development Co.	1,204,186	11,016
	National Gas & Industrialization Co.	461,041	10,887
*	Saudi Real Estate Co.	1,758,693	10,845
*	National Industrialization Co.	4,385,012	10,803
	National Co. for Learning & Education	253,907	10,611
*	Middle East Healthcare Co.	541,586	10,055
*	Rabigh Refining & Petrochemical Co.	5,290,543	10,046
	United International Transportation Co.	484,307	9,544
*	AlKhorayef Water & Power Technologies Co.	217,882	9,413
	Al Masane Al Kobra Mining Co.	578,164	9,326
*	Saudi Reinsurance Co.	700,916	9,250
*	Emaar Economic City	2,243,579	9,104
	Qassim Cement Co.	635,746	8,952
*	Arabian Contracting Services Co.	241,312	8,485
	Al-Dawaa Medical Services Co.	361,830	8,148
	Arabian Drilling Co.	352,414	8,122
*	Dr Soliman Abdel Kader Fakeeh Hospital Co.	658,151	8,084
	Saudi Automotive Services Co.	441,974	7,788
	East Pipes Integrated Co. for Industry	191,099	6,872
	Southern Province Cement Co.	824,772	6,831
	Al Rajhi REIT	2,979,958	6,702
	BinDawood Holding Co.	3,800,274	6,403
	Al Moammar Information Systems Co.	180,355	6,332
*	Perfect Presentation For Commercial Services Co.	1,832,797	6,114
	Bawan Co.	411,190	6,047

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Etihad Atheeb Telecommunication Co.	215,251	5,763
	Yanbu Cement Co.	984,906	5,730
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	753,441	5,122
	Almunajem Foods Co.	226,081	4,975
	Eastern Province Cement Co.	539,541	4,835
*	Saudi Ceramic Co.	624,691	4,692
*	Zamil Industrial Investment Co.	413,316	4,616
	City Cement Co.	806,433	4,356
*	Middle East Paper Co.	481,070	3,585
	Arabian Cement Co.	522,767	3,543
*	Saudi Public Transport Co.	798,427	3,501
			4,665,378
South Africa (3.5%)
	Naspers Ltd.	2,081,905	547,421
	Anglogold Ashanti plc	6,391,882	266,107
	Gold Fields Ltd.	11,279,805	252,994
	FirstRand Ltd.	64,100,598	250,976
	Capitec Bank Holdings Ltd.	1,208,400	224,287
[2]	Standard Bank Group Ltd.	16,923,648	211,345
	MTN Group Ltd.	22,132,082	146,477
	Harmony Gold Mining Co. Ltd.	6,988,885	109,812
	Bid Corp. Ltd.	4,245,910	106,700
	Sanlam Ltd.	21,942,738	99,906
[2]	Absa Group Ltd.	10,613,910	97,955
	Shoprite Holdings Ltd.	6,093,863	93,761
	Nedbank Group Ltd.	5,950,312	81,272
	Discovery Ltd.	6,746,157	74,934
*	Impala Platinum Holdings Ltd.	11,434,325	68,001
	Clicks Group Ltd.	3,067,648	65,342
	NEPI Rockcastle NV	7,613,867	58,401
	Vodacom Group Ltd.	7,496,225	55,466
	Bidvest Group Ltd.	4,373,122	55,440
	Remgro Ltd.	6,417,146	55,296
[1,2]	Pepkor Holdings Ltd.	33,031,296	47,817
	Reinet Investments SCA	1,747,093	45,940
	OUTsurance Group Ltd.	10,993,685	45,217
*,2	Sibanye Stillwater Ltd.	36,096,090	41,240
	Mr. Price Group Ltd.	3,200,859	40,910
[2]	Anglo American Platinum Ltd.	1,121,574	38,407
	Woolworths Holdings Ltd.	11,307,492	35,061
	Old Mutual Ltd.	55,441,322	33,828
	Tiger Brands Ltd.	2,121,028	33,078
	Aspen Pharmacare Holdings Ltd.	4,920,572	32,311
[2]	Growthpoint Properties Ltd.	44,909,943	31,659
[2]	Northam Platinum Holdings Ltd.	4,484,253	30,099
	Momentum Group Ltd.	15,916,853	29,132
	Foschini Group Ltd.	4,054,456	28,248
*	Sasol Ltd.	7,412,109	25,602
	Exxaro Resources Ltd.	2,530,868	20,720
	AVI Ltd.	4,191,268	20,388
	Investec Ltd.	3,181,349	19,855
*,2	MultiChoice Group	3,291,808	19,241
	Redefine Properties Ltd.	76,000,472	18,908
	Truworths International Ltd.	4,559,601	18,191
[2]	Fortress Real Estate Investments Ltd. Class B	15,968,037	16,969
*	SPAR Group Ltd.	2,487,119	15,326
	Life Healthcare Group Holdings Ltd.	18,443,186	14,530
	Pan African Resources plc	23,609,176	13,928
	Sappi Ltd.	7,079,583	13,275
	Barloworld Ltd.	2,262,403	13,178
	Vukile Property Fund Ltd.	12,735,340	12,971
	Netcare Ltd.	16,479,556	12,109
	Kumba Iron Ore Ltd.	679,205	11,868
	Santam Ltd.	545,453	11,829
[2]	African Rainbow Minerals Ltd.	1,363,797	11,435
[2]	Hyprop Investments Ltd.	4,960,888	11,369
	Resilient REIT Ltd.	3,427,147	11,181
*	Pick n Pay Stores Ltd.	6,457,496	9,741
	Coronation Fund Managers Ltd.	4,521,360	9,277

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[1]	Dis-Chem Pharmacies Ltd.	5,299,498	9,005
	Motus Holdings Ltd.	1,904,885	8,923
[2]	Thungela Resources Ltd.	1,745,415	8,683
	Equites Property Fund Ltd.	10,423,821	8,508
*	Telkom SA SOC Ltd.	3,969,563	8,408
	DRDGOLD Ltd.	5,452,542	8,035
	DataTec Ltd.	2,539,492	7,904
	Omnia Holdings Ltd.	2,127,725	7,841
	Attacq Ltd.	9,912,267	7,596
	AECI Ltd.	1,329,414	7,336
	JSE Ltd.	1,038,079	7,109
*	MAS plc	7,128,465	7,103
	Reunert Ltd.	2,050,104	6,826
[2]	Super Group Ltd.	4,323,631	6,716
	We Buy Cars Holdings Ltd.	2,603,257	6,042
*	KAP Ltd.	34,065,686	5,099
	Ninety One Ltd.	2,611,446	5,048
	Wilson Bayly Holmes-Ovcon Ltd.	463,926	4,794
	Grindrod Ltd.	7,536,166	4,703
	Sun International Ltd.	2,078,757	4,482
	Afrimat Ltd.	1,515,253	4,312
	Hosken Consolidated Investments Ltd.	591,226	4,207
	Astral Foods Ltd.	448,866	4,174
	Burstone Group Ltd.	7,741,748	3,651
	Curro Holdings Ltd.	6,991,600	3,360
			3,926,596
Taiwan (18.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	307,463,605	8,711,844
	MediaTek Inc.	18,946,630	805,101
	Hon Hai Precision Industry Co. Ltd.	152,553,761	679,672
	Delta Electronics Inc.	27,625,356	289,464
	Fubon Financial Holding Co. Ltd.	104,138,766	276,013
	CTBC Financial Holding Co. Ltd.	209,409,062	258,042
*,2	Quanta Computer Inc.	33,951,200	255,065
	Cathay Financial Holding Co. Ltd.	117,930,347	217,288
	Mega Financial Holding Co. Ltd.	150,568,499	178,315
	ASE Technology Holding Co. Ltd.	41,242,723	175,743
	E.Sun Financial Holding Co. Ltd.	194,306,083	172,345
	Asustek Computer Inc.	9,036,937	165,258
[2]	United Microelectronics Corp.	116,582,270	163,594
	Chunghwa Telecom Co. Ltd.	37,040,663	149,752
	Uni-President Enterprises Corp.	61,385,868	147,520
	Yuanta Financial Holding Co. Ltd.	146,546,931	143,581
	Accton Technology Corp.	6,424,610	119,667
[2]	Wistron Corp.	34,782,535	111,609
	First Financial Holding Co. Ltd.	135,070,685	107,558
	KGI Financial Holding Co. Ltd.	201,403,303	104,463
	SinoPac Financial Holdings Co. Ltd.	151,647,264	101,334
	Realtek Semiconductor Corp.	6,069,959	99,785
	Taiwan Cooperative Financial Holding Co. Ltd.	129,660,595	99,031
	Hua Nan Financial Holdings Co. Ltd.	116,852,923	98,941
[2]	China Steel Corp.	144,148,308	93,220
[2]	Evergreen Marine Corp. Taiwan Ltd.	13,748,958	89,079
	Yageo Corp.	6,033,212	86,505
[2]	Largan Precision Co. Ltd.	1,211,076	86,340
[2]	Novatek Microelectronics Corp.	5,095,560	82,870
[2]	Lite-On Technology Corp.	27,135,084	82,063
[2]	Hotai Motor Co. Ltd.	4,177,357	81,310
	Wiwynn Corp.	1,320,280	79,456
	TCC Group Holdings Co. Ltd.	84,916,717	78,914
	Taishin Financial Holding Co. Ltd.	149,979,249	78,375
*	Shin Kong Financial Holding Co. Ltd.	211,391,868	78,007
	E Ink Holdings Inc.	10,152,440	70,921
	Shanghai Commercial & Savings Bank Ltd.	47,643,935	70,259
	Chailease Holding Co. Ltd.	19,283,728	69,385
	eMemory Technology Inc.	848,100	68,290
[2]	Elite Material Co. Ltd.	3,893,156	67,754
	Taiwan Mobile Co. Ltd.	19,035,941	67,587
	Pegatron Corp.	26,143,213	66,424

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
[2]	Alchip Technologies Ltd.	983,463	65,721
[2]	International Games System Co. Ltd.	2,512,200	65,131
	Nan Ya Plastics Corp.	65,955,819	63,206
	Advantech Co. Ltd.	5,862,694	61,419
	Far EasTone Telecommunications Co. Ltd.	22,781,723	61,091
[2]	Asia Vital Components Co. Ltd.	4,074,995	59,832
	President Chain Store Corp.	6,699,449	54,785
*	PharmaEssentia Corp.	3,283,000	53,976
[2]	Silergy Corp.	4,217,560	53,168
	Catcher Technology Co. Ltd.	7,722,956	52,572
	Chang Hwa Commercial Bank Ltd.	90,099,367	51,377
[2]	Formosa Plastics Corp.	47,700,057	50,821
	Unimicron Technology Corp.	16,645,979	49,107
[2]	Gigabyte Technology Co. Ltd.	6,617,850	47,774
[2]	Yang Ming Marine Transport Corp.	22,324,725	47,696
[2]	United Microelectronics Corp. ADR	6,767,268	47,642
	Chunghwa Telecom Co. Ltd. ADR	1,176,664	47,584
	Airtac International Group	1,725,830	47,402
	Chroma ATE Inc.	5,067,280	46,321
	Compal Electronics Inc.	52,327,900	45,090
[2]	King Slide Works Co. Ltd.	809,000	44,249
	Asia Cement Corp.	31,283,510	44,064
[2]	Inventec Corp.	32,960,966	42,103
	Jentech Precision Industrial Co. Ltd.	1,325,283	41,733
	Eva Airways Corp.	34,638,760	41,606
	Innolux Corp.	96,095,295	41,154
[2]	Acer Inc.	36,996,897	40,427
	WPG Holdings Ltd.	19,051,720	40,363
	Voltronic Power Technology Corp.	836,325	39,216
[2]	Synnex Technology International Corp.	17,472,800	38,764
[2]	King Yuan Electronics Co. Ltd.	14,158,280	38,502
	Far Eastern New Century Corp.	37,366,963	38,452
	Micro-Star International Co. Ltd.	8,765,200	38,335
[2]	Bizlink Holding Inc.	2,222,491	37,623
	Lotes Co. Ltd.	952,151	37,438
	Tripod Technology Corp.	6,363,040	36,739
[2]	Vanguard International Semiconductor Corp.	12,992,431	36,678
	ASPEED Technology Inc.	389,011	36,597
	Cheng Shin Rubber Industry Co. Ltd.	23,653,095	36,533
	Chicony Electronics Co. Ltd.	7,494,458	36,111
[2]	Global Unichip Corp.	1,115,960	35,850
	Taiwan Business Bank	78,813,871	34,906
[2]	Formosa Chemicals & Fibre Corp.	43,513,449	34,004
*	Eclat Textile Co. Ltd.	2,535,209	33,045
	AUO Corp.	83,457,039	32,110
[2]	Globalwafers Co. Ltd.	3,240,810	31,277
[2]	Wan Hai Lines Ltd.	11,842,646	30,781
	Taichung Commercial Bank Co. Ltd.	48,985,610	30,381
	Highwealth Construction Corp.	23,354,950	29,850
[2]	Phison Electronics Corp.	2,127,080	29,742
	Powertech Technology Inc.	8,664,550	29,442
	Pou Chen Corp.	28,463,021	29,310
	TA Chen Stainless Pipe	22,237,322	29,228
	United Integrated Services Co. Ltd.	2,080,800	28,710
[2]	ASMedia Technology Inc.	532,857	28,174
	WT Microelectronics Co. Ltd.	7,352,205	26,932
*,2	Tatung Co. Ltd.	21,063,819	26,786
	Radiant Opto-Electronics Corp.	5,714,751	26,547
	Foxconn Technology Co. Ltd.	14,138,663	26,316
[2]	Hiwin Technologies Corp.	3,687,308	25,453
[2]	Zhen Ding Technology Holding Ltd.	8,220,710	25,183
[2]	Tong Yang Industry Co. Ltd.	6,059,350	24,932
	Sino-American Silicon Products Inc.	7,139,742	24,751
	Compeq Manufacturing Co. Ltd.	13,963,760	24,510
	Simplo Technology Co. Ltd.	2,232,310	24,435
[2]	Makalot Industrial Co. Ltd.	2,681,244	23,857
[2]	Gold Circuit Electronics Ltd.	3,905,481	23,494
	Taiwan High Speed Rail Corp.	27,163,912	23,061
	Teco Electric & Machinery Co. Ltd.	14,910,320	22,850
[2]	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,678,000	22,656

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Walsin Lihwa Corp.	34,799,707	22,543
	Feng TAY Enterprise Co. Ltd.	6,296,867	22,290
	Lien Hwa Industrial Holdings Corp.	15,796,673	21,648
[2]	Fortune Electric Co. Ltd.	1,634,661	21,545
	Nien Made Enterprise Co. Ltd.	1,755,560	21,498
	MPI Corp.	1,042,000	21,338
[2]	Capital Securities Corp.	26,185,773	21,305
	Ruentex Development Co. Ltd.	20,149,300	20,741
*	Winbond Electronics Corp.	39,778,203	19,718
*	Mitac Holdings Corp.	11,592,901	19,307
	Sinbon Electronics Co. Ltd.	2,715,475	18,919
[2]	Formosa Petrochemical Corp.	17,269,977	18,906
	Wistron NeWeb Corp.	4,731,526	18,660
	King's Town Bank Co. Ltd.	11,937,184	18,073
*,2	Powerchip Semiconductor Manufacturing Corp.	40,474,000	17,893
	Fusheng Precision Co. Ltd.	1,602,920	17,880
	Goldsun Building Materials Co. Ltd.	14,388,415	17,675
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,625,523	17,546
*	Getac Holdings Corp.	5,069,420	17,059
[2]	Bora Pharmaceuticals Co. Ltd.	762,581	17,035
[2]	Sanyang Motor Co. Ltd.	7,857,330	17,026
	Acter Group Corp. Ltd.	1,335,832	16,816
	Arcadyan Technology Corp.	2,261,219	16,733
	IBF Financial Holdings Co. Ltd.	44,010,783	16,666
*,2	Nanya Technology Corp.	14,735,878	16,637
	Giant Manufacturing Co. Ltd.	4,029,193	16,448
[2]	Jinan Acetate Chemical Co. Ltd.	622,406	16,384
[2]	Faraday Technology Corp.	2,873,198	16,317
	Topco Scientific Co. Ltd.	2,094,992	16,093
[2]	Shihlin Electric & Engineering Corp.	3,572,964	16,019
	Parade Technologies Ltd.	946,290	15,995
	Chipbond Technology Corp.	7,875,630	15,659
	Poya International Co. Ltd.	1,038,078	15,542
	Tung Ho Steel Enterprise Corp.	7,673,602	15,497
[2]	L&K Engineering Co. Ltd.	2,058,102	15,212
	Qisda Corp.	17,714,620	14,839
*	Win Semiconductors Corp.	5,130,519	14,547
	Taiwan Fertilizer Co. Ltd.	9,056,186	14,526
	China Airlines Ltd.	21,785,146	14,351
[2]	AURAS Technology Co. Ltd.	923,000	14,234
	Macronix International Co. Ltd.	22,639,737	14,071
[2]	Lai Yih Footwear Co. Ltd.	1,309,000	13,996
	YFY Inc.	17,048,703	13,922
[2]	Taiwan Union Technology Corp.	3,255,052	13,885
	Ruentex Industries Ltd.	8,022,961	13,788
	Elan Microelectronics Corp.	3,255,870	13,392
	Merida Industry Co. Ltd.	3,137,526	13,013
	Genius Electronic Optical Co. Ltd.	1,105,299	12,982
	Sigurd Microelectronics Corp.	5,707,546	12,934
[2]	Century Iron & Steel Industrial Co. Ltd.	2,324,000	12,807
	Great Wall Enterprise Co. Ltd.	6,795,626	12,717
	Everlight Electronics Co. Ltd.	5,301,410	12,716
	Nan Pao Resins Chemical Co. Ltd.	1,193,000	12,710
[2]	AP Memory Technology Corp.	1,661,120	12,406
	Kinik Co.	1,571,000	12,077
[2]	Wisdom Marine Lines Co. Ltd.	6,378,155	12,066
	Taiwan Surface Mounting Technology Corp.	3,712,110	11,895
	Lotus Pharmaceutical Co. Ltd.	1,724,000	11,877
[2]	Ardentec Corp.	5,081,522	11,854
[2]	Shin Zu Shing Co. Ltd.	2,008,011	11,715
	Far Eastern International Bank	29,086,446	11,711
*,2	HTC Corp.	9,557,301	11,569
	Transcend Information Inc.	3,615,069	11,363
	Yulon Finance Corp.	3,356,485	11,340
	Asia Optical Co. Inc.	2,632,260	11,189
	Taiwan Secom Co. Ltd.	3,117,876	11,189
[2]	Nan Kang Rubber Tire Co. Ltd.	9,112,390	11,138
	Sercomm Corp.	3,385,600	11,096
	Huaku Development Co. Ltd.	3,358,020	10,954
*,2	Elite Advanced Laser Corp.	1,668,349	10,805

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Foxsemicon Integrated Technology Inc.	1,229,642	10,538
[2]	Fitipower Integrated Technology Inc.	1,525,043	10,469
	Ennoconn Corp.	1,241,758	10,444
*	China Petrochemical Development Corp.	45,812,041	10,298
[2]	Ta Ya Electric Wire & Cable	9,116,670	10,216
	Far Eastern Department Stores Ltd.	13,903,878	10,206
	Pixart Imaging Inc.	1,508,680	10,128
	Depo Auto Parts Ind Co. Ltd.	1,774,000	10,123
	TXC Corp.	3,629,630	10,083
	Walsin Technology Corp.	4,091,521	10,052
	Shinkong Insurance Co. Ltd.	3,009,000	10,049
	Primax Electronics Ltd.	4,280,940	10,002
	Supreme Electronics Co. Ltd.	6,262,991	9,981
	Merry Electronics Co. Ltd.	2,811,858	9,956
[2]	momo.com Inc.	967,393	9,784
[2]	ADATA Technology Co. Ltd.	3,716,319	9,721
[2]	Solar Applied Materials Technology Corp.	5,879,607	9,710
	Fositek Corp.	670,372	9,668
	Coretronic Corp.	4,884,900	9,614
	Charoen Pokphand Enterprise	3,063,343	9,586
*	Oneness Biotech Co. Ltd.	4,835,424	9,466
[2]	EZconn Corp.	840,582	9,398
[2]	Gudeng Precision Industrial Co. Ltd.	813,487	9,397
	Feng Hsin Steel Co. Ltd.	4,983,200	9,375
	Kinpo Electronics	14,862,670	9,281
	Eternal Materials Co. Ltd.	11,531,298	9,243
	Yulon Motor Co. Ltd.	7,499,580	9,237
	President Securities Corp.	12,475,241	9,196
[2]	U-Ming Marine Transport Corp.	5,508,108	9,046
*,2	Dynapack International Technology Corp.	1,663,000	9,043
	Sakura Development Co. Ltd.	4,649,194	8,845
[2]	XinTec Inc.	2,060,225	8,640
	Sitronix Technology Corp.	1,289,070	8,542
[2]	Universal Microwave Technology Inc.	717,000	8,525
	VisEra Technologies Co. Ltd.	1,325,000	8,407
	Airoha Technology Corp.	529,000	8,377
*	Mercuries Life Insurance Co. Ltd.	48,279,409	8,345
	Yankey Engineering Co. Ltd.	661,200	8,345
[2]	Raydium Semiconductor Corp.	819,000	8,329
	Chicony Power Technology Co. Ltd.	2,477,000	8,290
	Gloria Material Technology Corp.	5,981,640	8,257
	Run Long Construction Co. Ltd.	8,165,502	8,257
	Tong Hsing Electronic Industries Ltd.	2,478,919	8,216
[2]	Allis Electric Co. Ltd.	2,811,978	8,162
[2]	Nan Ya Printed Circuit Board Corp.	2,639,521	8,152
	Yieh Phui Enterprise Co. Ltd.	16,383,825	8,105
	Ennostar Inc.	7,135,726	8,068
	Kinsus Interconnect Technology Corp.	3,390,530	8,009
	Advanced Energy Solution Holding Co. Ltd.	299,000	7,982
	Test Research Inc.	2,369,660	7,943
	O-Bank Co. Ltd.	26,377,453	7,845
	LandMark Optoelectronics Corp.	939,470	7,765
	ITE Technology Inc.	1,899,000	7,725
	China Motor Corp.	3,353,844	7,522
	Taiwan Sakura Corp.	2,723,000	7,514
	Shinkong Synthetic Fibers Corp.	19,193,400	7,504
	Taiwan Cogeneration Corp.	5,811,192	7,425
	Sunonwealth Electric Machine Industry Co. Ltd.	2,734,000	7,414
	Kindom Development Co. Ltd.	4,637,600	7,398
[2]	Via Technologies Inc.	3,258,620	7,396
*	Taiwan Glass Industry Corp.	16,743,290	7,368
	Visual Photonics Epitaxy Co. Ltd.	2,349,960	7,337
	Johnson Health Tech Co. Ltd.	1,356,000	7,317
	Center Laboratories Inc.	6,540,913	7,310
[2]	Silicon Integrated Systems Corp.	4,772,260	7,274
	Systex Corp.	1,908,000	7,210
	Wah Lee Industrial Corp.	2,407,194	7,166
[2]	Farglory Land Development Co. Ltd.	3,780,550	7,059
	EVERGREEN Steel Corp.	2,725,000	7,043
	Phoenix Silicon International Corp.	1,713,495	7,002

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Pan Jit International Inc.	5,013,740	6,969
[2]	Grand Process Technology Corp.	239,000	6,969
*,2	Kaori Heat Treatment Co. Ltd.	1,049,450	6,943
	AcBel Polytech Inc.	8,605,079	6,934
[2]	Taiwan Speciality Chemicals Corp.	1,254,000	6,925
[2]	HD Renewable Energy Co. Ltd.	1,103,000	6,910
	Chong Hong Construction Co. Ltd.	2,514,000	6,887
	CyberPower Systems Inc.	778,000	6,868
	Cheng Loong Corp.	12,507,230	6,835
[2]	LuxNet Corp.	1,378,000	6,641
[2]	All Ring Tech Co. Ltd.	827,000	6,616
[2]	Zero One Technology Co. Ltd.	1,675,209	6,592
	Kenda Rubber Industrial Co. Ltd.	8,908,288	6,571
	Chang Wah Electromaterials Inc.	4,820,000	6,489
	Formosa Taffeta Co. Ltd.	12,460,632	6,459
*	TaiMed Biologics Inc.	2,521,929	6,446
[2]	Yungshin Construction & Development Co. Ltd.	1,658,931	6,445
	WinWay Technology Co. Ltd.	238,000	6,322
	Innodisk Corp.	865,327	6,310
	Orient Semiconductor Electronics Ltd.	6,251,792	6,291
	FLEXium Interconnect Inc.	3,954,990	6,280
	Clevo Co.	4,170,000	6,249
*	Lumosa Therapeutics Co. Ltd.	1,229,161	6,244
*	Unitech Printed Circuit Board Corp.	8,202,970	6,212
[2]	Hota Industrial Manufacturing Co. Ltd.	3,103,178	6,176
	Machvision Inc.	476,306	6,167
*,2	FOCI Fiber Optic Communications Inc.	1,058,000	6,165
	TTY Biopharm Co. Ltd.	2,526,160	6,096
	CTCI Corp.	7,018,510	6,035
	Grape King Bio Ltd.	1,414,529	6,024
	Wowprime Corp.	863,689	6,009
	Greatek Electronics Inc.	3,466,000	5,960
	Flytech Technology Co. Ltd.	1,667,650	5,928
[2]	I-Chiun Precision Industry Co. Ltd.	2,399,000	5,902
[2]	Pegavision Corp.	538,314	5,873
	BES Engineering Corp.	17,755,000	5,864
	Cheng Uei Precision Industry Co. Ltd.	3,825,673	5,863
	Tainan Spinning Co. Ltd.	15,557,000	5,858
[2]	Pan-International Industrial Corp.	4,947,000	5,851
[2]	JSL Construction & Development Co. Ltd.	2,250,397	5,810
	Cleanaway Co. Ltd.	1,021,000	5,798
	C Sun Manufacturing Ltd.	1,301,910	5,779
	Evergreen International Storage & Transport Corp.	6,363,000	5,760
	Marketech International Corp.	1,144,000	5,751
	Posiflex Technology Inc.	709,764	5,749
*	Lung Yen Life Service Corp.	2,698,000	5,736
[2]	Chung Hung Steel Corp.	11,297,000	5,711
	Chenbro Micom Co. Ltd.	730,000	5,702
	Global Mixed Mode Technology Inc.	820,000	5,689
	Sinon Corp.	4,534,000	5,688
	Standard Foods Corp.	5,380,603	5,677
	Chief Telecom Inc.	414,800	5,607
	Taiwan Paiho Ltd.	3,064,140	5,598
	ChipMOS Technologies Inc.	6,755,148	5,588
*	EirGenix Inc.	2,798,868	5,571
	China Steel Chemical Corp.	1,936,000	5,534
	Formosa International Hotels Corp.	887,000	5,530
[2]	Shiny Chemical Industrial Co. Ltd.	1,321,000	5,503
[2]	Global Brands Manufacture Ltd.	2,879,680	5,486
	Hannstar Board Corp.	3,682,470	5,470
	Hotai Finance Co. Ltd.	2,566,080	5,454
*	HannStar Display Corp.	24,015,193	5,321
	Allied Supreme Corp.	698,000	5,313
	YungShin Global Holding Corp.	2,588,536	5,309
[2]	Scientech Corp.	618,000	5,260
	Topkey Corp.	926,000	5,259
	Hu Lane Associate Inc.	1,105,257	5,247
	Ambassador Hotel	3,720,000	5,231
[2]	M31 Technology Corp.	321,901	5,187
	TSRC Corp.	8,829,940	5,177

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Medigen Vaccine Biologics Corp.	2,959,930	5,122
	Fulgent Sun International Holding Co. Ltd.	1,600,410	5,100
	Cathay Real Estate Development Co. Ltd.	8,405,984	5,082
[2]	Solomon Technology Corp.	1,219,871	5,039
	Brighton-Best International Taiwan Inc.	4,829,526	5,038
	ITEQ Corp.	2,508,357	5,037
*	Polaris Group	4,366,533	5,036
*	Microbio Co. Ltd.	6,797,803	5,034
	Chunghwa Precision Test Tech Co. Ltd.	220,153	5,024
	Quanta Storage Inc.	1,975,000	5,008
[2]	Dynamic Holding Co. Ltd.	3,705,533	4,994
	Ton Yi Industrial Corp.	8,800,000	4,983
	Synmosa Biopharma Corp.	4,903,448	4,954
	Chang Wah Technology Co. Ltd.	4,350,500	4,905
	Lian HWA Food Corp.	1,198,000	4,885
	Sporton International Inc.	922,062	4,836
	Elite Semiconductor Microelectronics Technology Inc.	2,959,000	4,811
	FocalTech Systems Co. Ltd.	2,471,482	4,808
	Chin-Poon Industrial Co. Ltd.	4,750,890	4,807
*	Grand Pacific Petrochemical	13,041,088	4,807
[2]	JPC connectivity Inc.	1,215,750	4,801
[2]	Kuo Toong International Co. Ltd.	2,764,514	4,782
	Evergreen Aviation Technologies Corp.	1,461,000	4,763
*	CSBC Corp. Taiwan	9,046,197	4,750
	Genesys Logic Inc.	1,073,000	4,685
*	RichWave Technology Corp.	1,084,736	4,674
	Promate Electronic Co. Ltd.	2,096,641	4,656
	SDI Corp.	2,076,236	4,654
	Continental Holdings Corp.	6,101,000	4,647
	Weikeng Industrial Co. Ltd.	4,529,000	4,647
	Nuvoton Technology Corp.	2,161,000	4,644
	Channel Well Technology Co. Ltd.	2,042,672	4,635
	G Shank Enterprise Co. Ltd.	2,011,000	4,596
	Adlink Technology Inc.	1,932,895	4,568
	Universal Cement Corp.	5,217,140	4,567
	Hsin Kuang Steel Co. Ltd.	3,382,000	4,566
	Wafer Works Corp.	7,197,744	4,535
[2]	Advanced Wireless Semiconductor Co.	1,901,266	4,521
*	United Renewable Energy Co. Ltd.	16,774,629	4,512
*,2	Kenmec Mechanical Engineering Co. Ltd.	2,285,868	4,506
	TCI Co. Ltd.	966,549	4,494
*	Andes Technology Corp.	501,000	4,479
[2]	Chenming Electronic Technology Corp.	1,594,929	4,434
*	Episil Technologies Inc.	3,917,189	4,410
	Great Tree Pharmacy Co. Ltd.	881,002	4,395
*	Taiwan TEA Corp.	8,443,000	4,330
	Gemtek Technology Corp.	4,832,000	4,298
	Co-Tech Development Corp.	2,854,000	4,260
	Thinking Electronic Industrial Co. Ltd.	1,061,000	4,246
	Holy Stone Enterprise Co. Ltd.	1,609,262	4,211
[2]	Advancetek Enterprise Co. Ltd.	1,837,000	4,140
	ASROCK Inc.	744,000	4,097
	UPI Semiconductor Corp.	710,000	4,082
[2]	Ability Opto-Electronics Technology Co. Ltd.	982,103	4,033
*	TPK Holding Co. Ltd.	4,187,288	4,028
	Universal Vision Biotechnology Co. Ltd.	712,970	3,990
	Delpha Construction Co. Ltd.	3,843,000	3,985
	Anpec Electronics Corp.	834,000	3,939
[2]	Ability Enterprise Co. Ltd.	2,621,491	3,821
	TaiDoc Technology Corp.	910,000	3,813
	Syncmold Enterprise Corp.	1,515,500	3,781
*,2	RDC Semiconductor Co. Ltd.	773,280	3,770
	Ichia Technologies Inc.	3,254,000	3,744
[2]	Shinfox Energy Co. Ltd.	1,375,973	3,736
	IEI Integration Corp.	1,410,920	3,721
*	General Interface Solution GIS Holding Ltd.	2,516,070	3,692
	Nantex Industry Co. Ltd.	4,398,000	3,683
	Forcecon Tech Co. Ltd.	1,058,736	3,670
	Taiwan Semiconductor Co. Ltd.	2,521,290	3,668
	Nichidenbo Corp.	1,809,460	3,653

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
*	Sunplus Technology Co. Ltd.	5,429,000	3,644
	AmTRAN Technology Co. Ltd.	8,096,562	3,629
	Huang Hsiang Construction Corp.	2,207,000	3,563
	Altek Corp.	3,106,969	3,543
	Rechi Precision Co. Ltd.	3,808,000	3,542
	Xxentria Technology Materials Corp.	2,228,069	3,539
	St. Shine Optical Co. Ltd.	648,000	3,490
[2]	Taiwan-Asia Semiconductor Corp.	5,105,987	3,478
	Dimerco Express Corp.	1,506,884	3,470
	Hung Sheng Construction Ltd.	4,830,464	3,447
*	Longchen Paper & Packaging Co. Ltd.	11,935,632	3,406
*	Phihong Technology Co. Ltd.	4,214,706	3,399
	Sinyi Realty Inc.	3,879,000	3,388
	Soft-World International Corp.	1,080,653	3,380
	Actron Technology Corp.	837,479	3,357
	TYC Brother Industrial Co. Ltd.	2,200,000	3,330
	Zyxel Group Corp.	3,495,819	3,290
	USI Corp.	10,295,861	3,290
	Sampo Corp.	4,100,800	3,264
*	Etron Technology Inc.	3,634,140	3,252
	China Bills Finance Corp.	6,947,000	3,238
	CMC Magnetics Corp.	12,978,313	3,224
	Oriental Union Chemical Corp.	7,471,582	3,182
	Materials Analysis Technology Inc.	652,000	3,177
	AUO Corp. ADR	633,276	3,173
	Cub Elecparts Inc.	1,122,735	3,165
	YC INOX Co. Ltd.	4,747,902	3,160
*	International CSRC Investment Holdings Co.	9,410,270	3,128
	PharmaEngine Inc.	1,112,457	3,113
	Darfon Electronics Corp.	2,609,000	3,101
	Chun Yuan Steel Industry Co. Ltd.	5,444,000	3,095
	Gamania Digital Entertainment Co. Ltd.	1,343,916	3,086
	Sincere Navigation Corp.	4,207,240	3,054
	Taiflex Scientific Co. Ltd.	2,159,594	3,018
*	Shining Building Business Co. Ltd.	9,003,638	2,990
	Ho Tung Chemical Corp.	11,346,459	2,985
*	CyberTAN Technology Inc.	4,196,000	2,970
	Bioteque Corp.	750,475	2,969
*	OBI Pharma Inc.	2,386,481	2,925
	Advanced International Multitech Co. Ltd.	1,373,000	2,920
[2]	TSEC Corp.	5,866,908	2,875
	China Metal Products	3,441,000	2,852
[2]	D-Link Corp.	5,542,400	2,849
*,2	Adimmune Corp.	4,581,825	2,842
	Kuo Yang Construction Co. Ltd.	4,552,900	2,840
	T3EX Global Holdings Corp.	1,276,000	2,823
	Radium Life Tech Co. Ltd.	7,147,465	2,821
	Gourmet Master Co. Ltd.	984,469	2,819
*	Egis Technology Inc.	925,100	2,819
	Kung Long Batteries Industrial Co. Ltd.	630,333	2,811
	Weltrend Semiconductor	1,964,567	2,785
*	Ritek Corp.	8,306,489	2,769
	Everlight Chemical Industrial Corp.	5,245,200	2,764
*	Foresee Pharmaceuticals Co. Ltd.	1,308,799	2,759
[2]	Waffer Technology Corp.	1,702,773	2,665
	Formosan Rubber Group Inc.	3,400,821	2,660
	FSP Technology Inc.	1,548,120	2,612
	Mercuries & Associates Holding Ltd.	6,091,282	2,602
	Rich Development Co. Ltd.	9,051,640	2,549
	Infortrend Technology Inc.	3,282,000	2,546
	Firich Enterprises Co. Ltd.	3,110,184	2,527
	Hong Pu Real Estate Development Co. Ltd.	2,711,000	2,519
	ZillTek Technology Corp.	368,000	2,511
	Alpha Networks Inc.	2,904,772	2,506
	Advanced Ceramic X Corp.	651,105	2,479
	Sunny Friend Environmental Technology Co. Ltd.	1,007,497	2,478
	KMC Kuei Meng International Inc.	816,000	2,470
	Wei Chuan Foods Corp.	4,806,261	2,444
	Chlitina Holding Ltd.	685,013	2,442
	WUS Printed Circuit Co. Ltd.	2,013,156	2,437

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Taiwan PCB Techvest Co. Ltd.	2,587,000	2,434
	Chia Hsin Cement Corp.	5,238,400	2,432
	Holtek Semiconductor Inc.	1,866,483	2,378
	Kaimei Electronic Corp.	1,332,000	2,354
*	Lealea Enterprise Co. Ltd.	10,106,367	2,353
[2]	Tong-Tai Machine & Tool Co. Ltd.	2,993,000	2,341
*	UPC Technology Corp.	8,951,041	2,332
	KEE TAI Properties Co. Ltd.	5,876,850	2,330
	91APP Inc.	887,243	2,324
	ScinoPharm Taiwan Ltd.	3,809,576	2,238
	Motech Industries Inc.	3,793,897	2,229
	Savior Lifetec Corp.	3,677,325	2,218
	Asia Polymer Corp.	5,519,340	2,188
*	Federal Corp.	3,869,040	2,167
*	Apex International Co. Ltd.	2,991,295	2,163
	Zeng Hsing Industrial Co. Ltd.	689,778	2,148
	Amazing Microelectronic Corp.	918,244	2,141
	Darwin Precisions Corp.	5,857,900	2,095
	Formosa Sumco Technology Corp.	833,000	2,079
*	Career Technology MFG. Co. Ltd.	5,669,324	2,076
	Taiwan Mask Corp.	2,094,272	2,045
	China General Plastics Corp.	5,855,926	2,038
*	China Man-Made Fiber Corp.	10,126,016	2,012
	Nidec Chaun-Choung Technology Corp.	488,000	2,008
	Tung Thih Electronic Co. Ltd.	958,100	1,999
	Panion & BF Biotech Inc.	903,579	1,988
	CHC Healthcare Group	1,457,899	1,973
*	Chung Hwa Pulp Corp.	4,914,000	1,964
	Namchow Holdings Co. Ltd.	1,310,000	1,929
*	Taiwan Styrene Monomer	6,803,050	1,917
	Lingsen Precision Industries Ltd.	4,340,000	1,913
	Sensortek Technology Corp.	336,000	1,903
	Brogent Technologies Inc.	609,792	1,902
	Speed Tech Corp.	1,460,000	1,885
	Tyntek Corp.	3,721,000	1,856
	Iron Force Industrial Co. Ltd.	611,020	1,837
	Swancor Holding Co. Ltd.	780,000	1,809
*	First Steamship Co. Ltd.	9,120,968	1,759
	Rexon Industrial Corp. Ltd.	1,749,525	1,746
	Bank of Kaohsiung Co. Ltd.	4,671,352	1,735
*	Fittech Co. Ltd.	747,753	1,683
	Sonix Technology Co. Ltd.	1,515,000	1,652
*	PChome Online Inc.	1,386,358	1,624
	Cenra Inc.	1,496,500	1,623
	AGV Products Corp.	4,511,370	1,582
	China Electric Manufacturing Corp.	3,682,180	1,569
	Cyberlink Corp.	502,674	1,559
	Ultra Chip Inc.	852,000	1,555
	Taiyen Biotech Co. Ltd.	1,558,000	1,532
*	Li Peng Enterprise Co. Ltd.	7,788,000	1,519
*	Gigastorage Corp.	3,932,259	1,503
	Basso Industry Corp.	1,277,000	1,488
*	Medigen Biotechnology Corp.	1,470,000	1,454
	Elitegroup Computer Systems Co. Ltd.	2,809,000	1,363
*	Taigen Biopharmaceuticals Holdings Ltd.	4,011,820	1,256
*	HannsTouch Holdings Co.	5,605,115	1,233
	Nan Liu Enterprise Co. Ltd.	673,000	1,188
	Globe Union Industrial Corp.	3,436,408	1,173
	TA-I Technology Co. Ltd.	762,165	1,114
*	Yeong Guan Energy Technology Group Co. Ltd.	1,163,246	1,067
	VIA Labs Inc.	354,000	1,032
	Senao International Co. Ltd.	1,015,175	1,007
*	Shin Foong Specialty & Applied Materials Co. Ltd.	696,200	917
*	ALI Corp.	1,069,365	894
*,3	Taiwan Land Development Corp.	573,970	—
*,3	Pharmally International Holding Co. Ltd.	612,856	—
			20,466,085
Thailand (1.9%)
	PTT PCL (Foreign)	182,868,215	169,589

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Advanced Info Service PCL (Foreign)	14,377,606	126,820
	CP ALL PCL (Foreign)	76,202,021	117,334
	Delta Electronics Thailand PCL (Foreign)	35,858,200	105,109
	Bangkok Dusit Medical Services PCL (Foreign)	141,832,520	101,713
	Kasikornbank PCL (Foreign)	18,850,735	90,021
*	Gulf Development PCL (Foreign)	57,734,045	84,687
	SCB X PCL (Foreign)	20,792,290	74,089
	Airports of Thailand PCL (Foreign)	54,960,844	62,764
	Central Pattana PCL (Foreign)	39,934,224	60,374
	PTT Exploration & Production PCL (Foreign)	17,634,484	52,482
	Charoen Pokphand Foods PCL (Foreign)	59,536,017	47,157
	Minor International PCL (Foreign)	52,126,621	41,955
	Krung Thai Bank PCL (Foreign)	59,537,296	38,852
	Bumrungrad Hospital PCL (Foreign)	7,251,874	35,729
[2]	TMBThanachart Bank PCL (Foreign)	558,226,500	30,579
	Siam Cement PCL NVDR	6,148,496	29,380
*	True Corp. PCL (Foreign)	77,391,523	28,018
	Central Retail Corp. PCL (Foreign)	35,447,000	25,091
*	True Corp. PCL NVDR	58,020,001	21,005
	Bangkok Bank PCL NVDR	4,977,800	20,849
*	BTS Group Holdings PCL (Foreign)	133,947,520	20,280
[2]	Krungthai Card PCL (Foreign)	13,513,731	18,847
	Home Product Center PCL (Foreign)	71,919,284	18,222
	Siam Cement PCL (Foreign)	3,722,488	17,787
[2]	Kasikornbank PCL NVDR	3,692,375	17,633
	Digital Telecommunications Infrastructure Fund	65,416,713	16,055
[2]	PTT Oil & Retail Business PCL (Foreign)	35,732,800	15,487
	CP Axtra PCL (Foreign)	20,025,601	15,118
	Banpu PCL (Foreign)	114,325,273	14,694
[2]	Bangkok Expressway & Metro PCL (Foreign)	82,302,322	14,552
	Thanachart Capital PCL (Foreign)	9,996,356	14,286
	Thai Union Group PCL (Foreign)	42,704,879	13,796
	PTT Global Chemical PCL (Foreign)	25,851,079	13,381
[2]	Tisco Financial Group PCL (Foreign)	4,528,168	13,310
	Indorama Ventures PCL (Foreign)	22,719,035	12,908
	Krung Thai Bank PCL NVDR	19,542,000	12,752
[2]	Muangthai Capital PCL (Foreign)	8,735,645	11,739
	Thai Life Insurance PCL (Foreign)	31,573,000	11,594
	CPN Retail Growth Leasehold REIT	31,322,126	11,531
[2]	Bangchak Corp. PCL (Foreign)	10,771,066	11,517
	Thai Oil PCL (Foreign)	14,011,906	11,209
	Kiatnakin Phatra Bank PCL (Foreign)	7,440,170	11,156
	Ratch Group PCL NVDR	13,729,202	10,773
	Srisawad Corp. PCL (Foreign)	11,720,833	10,703
	Land & Houses PCL NVDR	82,725,280	10,487
	Bangkok Bank PCL (Foreign)	2,465,641	10,327
*,2	VGI PCL (Foreign)	144,308,469	9,867
	Com7 PCL (Foreign)	15,991,200	9,844
	Electricity Generating PCL (Foreign)	3,037,111	9,438
	Tisco Financial Group PCL NVDR	3,157,493	9,281
	Berli Jucker PCL (Foreign)	12,623,790	9,000
	3BB Internet Infrastructure Fund	49,966,737	8,896
	WHA Corp. PCL (Foreign)	95,701,306	8,655
	Sansiri PCL (Foreign)	206,768,406	8,600
	Global Power Synergy PCL (Foreign)	8,928,440	8,320
[2]	Carabao Group PCL (Foreign)	4,398,805	8,219
	Osotspa PCL (Foreign)	17,202,700	8,128
	Supalai PCL (Foreign)	16,654,485	7,853
[2]	AP Thailand PCL (Foreign)	30,528,542	7,308
	KCE Electronics PCL (Foreign)	12,816,714	6,658
	Betagro PCL (Foreign)	9,337,000	6,625
	Bangkok Chain Hospital PCL (Foreign)	14,390,945	6,496
	SCG Packaging PCL (Foreign)	15,129,500	6,355
	Asset World Corp. PCL (Foreign)	94,840,300	6,229
	Ngern Tid Lor PCL (Foreign)	17,111,958	6,139
	Central Plaza Hotel PCL (Foreign)	8,182,313	6,122
	Bangkok Airways PCL (Foreign)	12,333,324	5,899
	CH Karnchang PCL (Foreign)	13,576,763	5,834
	Bangkok Dusit Medical Services PCL NVDR	7,849,700	5,629
	Thailand Future Fund	28,884,000	5,230

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Amata Corp. PCL (Foreign)	11,153,223	4,959
	Hana Microelectronics PCL (Foreign)	8,553,883	4,945
[2]	Siam Global House PCL (Foreign)	22,670,100	4,776
	Sri Trang Agro-Industry PCL (Foreign)	11,410,661	4,600
*,2	Jasmine Technology Solution PCL (Foreign)	3,757,192	4,590
	TTW PCL (Foreign)	17,136,034	4,512
	Plan B Media PCL (Foreign)	31,282,360	4,500
	Cal-Comp Electronics Thailand PCL (Foreign)	24,183,600	4,324
	Bangkok Commercial Asset Management PCL (Foreign)	22,632,300	4,310
	CK Power PCL (Foreign)	51,012,972	4,117
	AEON Thana Sinsap Thailand PCL (Foreign)	1,297,000	4,097
	Thai Vegetable Oil PCL (Foreign)	5,995,491	4,076
	Mega Lifesciences PCL (Foreign)	4,469,200	4,053
	Tipco Asphalt PCL (Foreign)	8,896,630	3,994
	Thaifoods Group PCL (Foreign)	24,401,275	3,909
[2]	Quality Houses PCL (Foreign)	83,576,851	3,751
	Chularat Hospital PCL (Foreign)	70,197,346	3,736
	JMT Network Services PCL (Foreign)	8,753,564	3,613
[2]	B Grimm Power PCL (Foreign)	10,613,247	3,577
[2]	IRPC PCL (Foreign)	129,072,914	3,362
[2]	I-TAIL Corp. PCL (Foreign)	8,536,300	3,295
	Star Petroleum Refining PCL (Foreign)	19,585,568	3,197
*,2	Stecon Group PCL (Foreign)	14,260,763	3,143
	Dhipaya Group Holdings PCL (Foreign)	5,137,000	2,972
*	Thonburi Healthcare Group PCL (Foreign)	9,796,070	2,846
	SCB X PCL NVDR	786,320	2,802
	Land & Houses PCL (Foreign)	21,714,900	2,753
	Siam City Cement PCL (Foreign)	624,100	2,748
	Sri Trang Gloves Thailand PCL (Foreign)	13,212,600	2,728
*,2	Energy Absolute PCL (Foreign)	41,131,592	2,671
	Dohome PCL (Foreign)	16,514,868	2,666
[2]	Jaymart Group Holdings PCL (Foreign)	10,426,800	2,662
*	SKY ICT PCL (Foreign)	5,825,365	2,575
	MBK PCL (Foreign)	5,532,337	2,547
[2]	Bangchak Sriracha PCL (Foreign)	15,878,773	2,492
	Thoresen Thai Agencies PCL (Foreign)	19,998,487	2,465
	Gunkul Engineering PCL (Foreign)	51,043,666	2,427
	Bangkok Life Assurance PCL (Foreign)	4,727,791	2,377
	TQM Alpha PCL (Foreign)	4,312,700	2,141
	Bangkok Land PCL (Foreign)	170,463,378	2,094
	TOA Paint Thailand PCL (Foreign)	6,826,034	2,082
	GFPT PCL (Foreign)	6,838,096	2,069
	WHA Premium Growth Freehold & Leasehold REIT	7,566,793	2,026
*	Thaicom PCL (Foreign)	7,412,685	2,015
*	Gulf Development PCL NVDR	1,343,334	1,970
*,2	Jasmine International PCL (Foreign)	43,225,803	1,963
	BCPG PCL (Foreign)	9,515,142	1,951
	Taokaenoi Food & Marketing PCL (Foreign)	8,379,781	1,855
	TPI Polene Power PCL (Foreign)	29,322,100	1,841
	Major Cineplex Group PCL (Foreign)	6,112,597	1,826
	Forth Corp. PCL (Foreign)	6,341,700	1,780
*,2	Singer Thailand PCL (Foreign)	9,143,500	1,762
	Precious Shipping PCL (Foreign)	9,584,963	1,695
	BEC World PCL (Foreign)	13,950,527	1,689
	Banpu Power PCL (Foreign)	8,077,239	1,668
	Ratch Group PCL (Foreign)	1,673,856	1,313
	PTG Energy PCL (Foreign)	6,034,746	1,273
	Ratchthani Leasing PCL (Foreign)	28,770,884	1,265
	SPCG PCL (Foreign)	5,307,404	1,255
	Pruksa Holding PCL (Foreign)	8,605,530	1,236
*,3	Thai Airways International PCL (Foreign)	14,720,268	1,122
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	6,133,937	1,084
	MK Restaurants Group PCL (Foreign)	1,889,900	1,074
	Bangkok Life Assurance PCL NVDR	1,757,900	884
*	Pruksa Real Estate PCL (Foreign)	11,775,000	846
*	Super Energy Corp. PCL (Foreign)	187,324,419	784
	TPI Polene PCL (Foreign)	13,054,411	367
	LPN Development PCL (Foreign)	5,361,782	325
	Ramkhamhaeng Hospital PCL (Foreign)	379,054	205
*,2	Energy Absolute PCL NVDR	2,928,600	190

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Vibhavadi Medical Center PCL (Foreign)	3,900,228	184
*	Beyond Securities PCL (Foreign)	11,652,046	133
			2,083,500
Turkey (0.9%)
[2]	BIM Birlesik Magazalar A/S	5,627,755	66,116
	Aselsan Elektronik Sanayi ve Ticaret A/S	15,138,046	53,330
*	Turk Hava Yollari AO	6,969,391	51,712
	Akbank TAS	39,468,542	50,153
[2]	KOC Holding A/S	10,902,690	39,255
[2]	Turkiye Petrol Rafinerileri A/S	11,286,001	36,683
	Turkcell Iletisim Hizmetleri A/S	15,313,760	35,919
	Haci Omer Sabanci Holding A/S	17,239,709	32,975
[2]	Turkiye Is Bankasi A/S Class C	100,108,582	26,954
*,2	Eregli Demir ve Celik Fabrikalari TAS	42,726,997	25,090
*	Yapi ve Kredi Bankasi A/S	41,925,143	24,934
[2]	Turkiye Garanti Bankasi A/S	7,639,007	20,533
[2]	Enka Insaat ve Sanayi A/S	11,335,647	18,912
[2]	Ford Otomotiv Sanayi A/S	818,418	18,883
[2]	Turkiye Sise ve Cam Fabrikalari A/S	18,295,726	16,346
*	Pegasus Hava Tasimaciligi A/S	2,786,479	16,205
	Migros Ticaret A/S	1,189,285	14,831
*,2	Sasa Polyester Sanayi A/S	134,132,669	14,795
[2]	Coca-Cola Icecek A/S	10,174,255	13,806
*,2	TAV Havalimanlari Holding A/S	2,295,856	13,666
	AG Anadolu Grubu Holding A/S	1,438,982	10,247
*,2	Turk Telekomunikasyon A/S	6,998,757	9,561
[2]	Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret A/S	3,600,811	9,435
*,2	Tekfen Holding A/S	2,596,075	9,247
[2]	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,133,081	8,871
*,2	Arcelik A/S	2,776,286	8,228
[2]	Tofas Turk Otomobil Fabrikasi A/S	1,572,490	8,224
*	Oyak Cimento Fabrikalari A/S	13,159,761	8,055
*,2	Turk Altin Isletmeleri A/S	12,178,016	7,925
*,2	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	25,167,825	7,580
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,709,568	7,378
*,2	Gubre Fabrikalari TAS	1,017,352	7,299
*,1	MLP Saglik Hizmetleri A/S Class B	850,856	7,243
*,2	Petkim Petrokimya Holding A/S	16,665,964	7,024
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	18,134,136	6,963
[1,2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	7,781,348	6,552
	Is Yatirim Menkul Degerler A/S	6,966,996	6,530
	Anadolu Anonim Turk Sigorta Sirketi	2,850,375	6,482
*,2	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	10,662,503	6,473
*,2	Ulker Biskuvi Sanayi A/S	2,183,647	6,073
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,599,321	5,864
	Turkiye Sigorta A/S	12,468,139	5,680
*	Ral Yatirim Holding A/S	1,833,492	5,617
[2]	Cimsa Cimento Sanayi ve Ticaret A/S	4,587,255	5,602
	Borusan Yatirim ve Pazarlama A/S	101,161	5,597
	Nuh Cimento Sanayi A/S	828,945	5,268
[2]	Dogus Otomotiv Servis ve Ticaret A/S	1,000,427	5,094
[2]	Dogan Sirketler Grubu Holding A/S	12,429,962	5,050
[2]	Turk Traktor ve Ziraat Makineleri A/S	319,509	5,045
*,2	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S	498,022	4,718
*	Otokar Otomotiv ve Savunma Sanayi A/S	477,415	4,693
*	Aksa Akrilik Kimya Sanayii A/S	18,742,500	4,663
	Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim A/S	8,339,182	4,620
*	Turkiye Vakiflar Bankasi TAO	8,451,087	4,576
[1,2]	Enerjisa Enerji A/S	3,242,255	4,570
[2]	Alarko Holding A/S	1,811,969	4,343
*	Turkiye Sinai Kalkinma Bankasi A/S	15,918,812	4,343
*	Baticim Bati Anadolu Cimento Sanayii A/S	31,165,199	4,285
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	2,634,716	4,257
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	4,139,620	4,244
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	10,370	4,183
*,2	Turkiye Halk Bankasi A/S	7,517,178	3,946
	Sok Marketler Ticaret A/S	3,954,330	3,879
	Yeni Gimat Gayrimenkul Ortakligi A/S	1,976,237	3,835
*,2	Hektas Ticaret TAS	47,407,053	3,819

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	EGE Endustri ve Ticaret A/S	15,171	3,520
*	Bera Holding A/S	8,587,304	3,250
*	BatiSoke Soke Cimento Sanayii TAS	5,791,744	3,124
	LDR Turizm A/S	618,415	3,097
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	936,721	3,087
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	1,869,575	2,985
*	Investco Holding A/S	517,926	2,968
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	5,978,993	2,927
	Global Yatirim Holding A/S	15,015,714	2,877
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	2,697,495	2,719
	Aksa Enerji Uretim A/S Class B	3,355,029	2,718
	TAB Gida Sanayi ve Ticaret A/S	622,436	2,705
	Albaraka Turk Katilim Bankasi A/S	17,217,301	2,700
	Enerya Enerji A/S	24,975,062	2,630
	AKIS Gayrimenkul Yatirimi A/S	16,547,483	2,618
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	7,138,865	2,597
[2]	Kontrolmatik Enerji ve Muhendislik A/S	3,633,129	2,581
*,2	MIA Teknoloji A/S	2,821,555	2,566
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	29,668,218	2,526
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,456,375	2,525
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	3,469,435	2,396
	Aygaz A/S	713,806	2,375
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,076,227	2,373
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	1,382,885	2,313
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	114,721	2,240
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,935,677	2,220
	Bursa Cimento Fabrikasi A/S	11,062,380	2,205
	Logo Yazilim Sanayi ve Ticaret A/S	615,147	2,192
*	Kiler Holding A/S	3,272,710	2,181
	Escar Turizm Tasimacilik Ticaret A/S	1,235,276	2,151
	Sekerbank Turk A/S	15,694,503	2,119
*	Polisan Holding A/S	5,289,250	2,119
	Katilimevim Tasarruf Finansman A/S	1,048,942	2,086
*	Akfen Yenilenebilir Enerji A/S	4,454,157	2,082
*	YEO Teknoloji Enerji ve Endustri A/S	1,846,454	2,037
*	Konya Cimento Sanayii A/S	12,328	1,937
	Akcansa Cimento A/S	526,035	1,922
*,2	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,542,335	1,829
*,2	Zorlu Enerji Elektrik Uretim A/S	21,851,659	1,822
*	NET Holding A/S	1,905,149	1,819
*	Lydia Holding A/S	748,786	1,810
*,2	Vestel Elektronik Sanayi ve Ticaret A/S	1,668,315	1,759
*	Girsim Elektrik Sanayi Taahut ve Ticaret A/S	1,648,570	1,736
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	2,103,019	1,667
	Celebi Hava Servisi A/S	25,369	1,664
	Anadolu Hayat Emeklilik A/S	793,401	1,657
	Kocaer Celik Sanayi ve Ticaret A/S	5,129,882	1,645
*	Politeknik Metal Sanayi ve Ticaret A/S	9,848	1,615
*	Kayseri Seker Fabrikasi A/S	3,582,251	1,599
*	Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret A/S	2,451,552	1,597
*	Can2 Termik A/S	37,856,558	1,587
*	Izdemir Enerji Elektrik Uretim A/S	9,232,610	1,527
*	Iskenderun Demir ve Celik A/S	1,653,060	1,454
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,820,022	1,442
	Alfa Solar Enerji Sanayi ve Ticaret A/S	1,221,266	1,417
*	Altinay Savunma Teknolojileri A/S	715,428	1,411
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	103,773	1,404
*	Isiklar Enerji ve Yapi Holding A/S	5,082,948	1,375
	Agesa Hayat ve Emeklilik A/S	384,450	1,345
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	26,056,230	1,342
*	Biotrend Cevre ve Enerji Yatirimlari A/S	2,784,484	1,323
*,2	Reeder Teknoloji Sanayi ve Ticaret A/S	4,459,999	1,323
*	Pasifik Donanim ve Yazilim Bilgi Teknolojileri A/S	733,721	1,320
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	5,054,848	1,311
*	Qua Granite Hayal	9,377,687	1,296
*	Karsan Otomotiv Sanayii ve Ticaret A/S	4,848,218	1,286
*	Odine Solutions Teknoloji Ticaret ve Sanayi A/S	538,746	1,262
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	3,885,477	1,174
*	Tukas Gida Sanayi ve Ticaret A/S	18,624,955	1,158
	CW Enerji Muhendislik Ticaret ve Sanayi A/S	2,922,593	1,149

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	1,520,292	1,143
*	Is Finansal Kiralama A/S	3,435,914	1,128
*	Ozak Gayrimenkul Yatirim Ortakligi	4,198,100	1,114
*	Aksigorta A/S	7,074,128	1,111
	Eczacibasi Yatirim Holding Ortakligi A/S	242,871	1,096
*	Hitit Bilgisayar Hizmetleri A/S	1,025,926	1,095
	Galata Wind Enerji A/S	1,791,002	1,094
	Suwen Tekstil Sanayi Pazarlama A/S	3,906,517	1,081
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	464,497	1,050
*	Kordsa Teknik Tekstil A/S	726,453	1,042
*	Fenerbahce Futbol A/S	937,765	1,020
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	98,798	991
	Kervan Gida Sanayi ve Ticaret A/S Class B	18,913,590	989
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,778,104	947
	SUN Tekstil Sanayi ve Ticaret A/S	1,015,172	935
	Ebebek Magazacilik A/S Class B	825,696	924
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	4,071,609	920
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	6,530,693	905
*	Kerevitas Gida Sanayi ve Ticaret A/S	2,114,067	888
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	17,701,969	872
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	579,900	828
*	Izmir Demir Celik Sanayi A/S	6,233,306	810
*	Agrotech Yueksek Teknoloji ve Yatirim A/S	3,940,891	794
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,296,605	784
*	Oyak Yatirim Menkul Degerler A/S	1,063,773	727
*	Peker Gayrimenkul Yatirim Ortakligi A/S	19,318,450	705
*	Tumosan Motor ve Traktor Sanayi A/S	321,836	698
	Aydem Yenilenebilir Enerji A/S	1,534,075	635
	Kimteks Poliuretan Sanayi ve Ticaret A/S	1,586,720	629
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	373,253	599
*	Bagfas Bandirma Gubre Fabrikalari A/S	895,852	550
*	Tat Gida Sanayi A/S	1,818,842	536
*	Karel Elektronik Sanayi ve Ticaret A/S	2,451,038	519
*	Kartonsan Karton Sanayi ve Ticaret A/S	241,482	496
*	Imas Makina Sanayi A/S	6,424,648	441
*	Erciyas Celik Boru Sanayi A/S	199,607	398
*	Marti Otel Isletmeleri A/S	5,084,520	337
			1,037,903
United Arab Emirates (1.8%)
	Emaar Properties PJSC	86,037,933	307,435
	First Abu Dhabi Bank PJSC	56,564,045	231,438
	Emirates Telecommunications Group Co. PJSC	44,545,147	211,089
	Emirates NBD Bank PJSC	23,188,928	129,776
	Abu Dhabi Commercial Bank PJSC	37,392,699	118,492
	Aldar Properties PJSC	46,958,816	105,749
	Abu Dhabi Islamic Bank PJSC	18,737,970	93,292
	Dubai Electricity & Water Authority PJSC	111,235,522	81,168
	Dubai Islamic Bank PJSC	37,309,460	76,868
	Alpha Dhabi Holding PJSC	17,855,661	55,060
	ADNOC Drilling Co. PJSC	31,853,474	42,498
	Emaar Development PJSC	10,870,838	39,616
*	Modon Holding PSC	43,412,523	36,104
	Abu Dhabi National Oil Co. for Distribution PJSC	36,638,503	33,622
	Salik Co. PJSC	24,173,855	33,307
	Air Arabia PJSC	29,460,366	28,031
	Borouge plc	38,555,723	27,106
*	Multiply Group PJSC	43,528,091	25,574
	Pure Health Holding PJSC	32,152,240	24,712
	ADNOC Logistics & Services	18,117,858	23,928
	Americana Restaurants International plc - Foreign Co.	37,154,168	22,854
*	Talabat Holding plc	49,378,744	19,025
	NMDC Group PJSC	2,741,791	18,658
	Dubai Investments PJSC	28,178,592	17,826
	Abu Dhabi National Hotels	107,957,276	15,306
	Dana Gas PJSC	69,466,136	14,091
	Agility Global plc	41,089,689	13,742
	Parkin Co. PJSC	8,905,537	13,033
*	Abu Dhabi Ports Co. PJSC	11,503,159	12,450
*	Apex Investment Co. PSC	11,611,319	12,425

Emerging Markets Stock Index Fund
		Shares	Market Value• ($000)
	GFH Financial Group BSC	39,521,816	11,397
	Emirates Central Cooling Systems Corp.	25,519,924	11,215
	Fertiglobe plc	14,546,583	9,001
	Dubai Financial Market PJSC	21,085,002	7,867
*	Aramex PJSC	9,237,667	6,996
*	Gulf Navigation Holding PJSC	4,468,329	6,562
*	RAK Properties PJSC	18,821,190	6,519
*	Space42 plc	13,037,884	5,892
	Ajman Bank PJSC	13,290,218	5,465
	Amanat Holdings PJSC	15,130,189	4,447
	Burjeel Holdings plc	10,563,089	4,345
	Agthia Group PJSC	3,400,376	4,186
*	Phoenix Group plc	11,929,336	2,973
*	Ghitha Holding PJSC	527,380	2,565
*	AL Seer Marine Supplies & Equipment Co. LLC	2,869,311	2,285
*,3	Arabtec Holding PJSC	10,929,061	—
			1,975,990
Total Common Stocks (Cost $80,947,920)			109,936,116
Preferred Stocks (1.2%)
	Itau Unibanco Holding SA Preference Shares	57,651,646	361,443
	Petroleo Brasileiro SA Preference Shares	67,619,391	357,331
	Banco Bradesco SA Preference Shares	59,742,387	144,536
	Itausa SA Preference Shares	73,171,788	137,959
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,587,422	54,653
	Gerdau SA Preference Shares	16,766,161	44,285
	Cia Energetica de Minas Gerais Preference Shares	17,329,476	33,437
	Centrais Eletricas Brasileiras SA Preference Shares Class B	2,821,034	23,974
	Embotelladora Andina SA Preference Shares Class B	4,822,588	20,627
	Isa Energia Brasil SA Preference Shares	3,630,478	15,347
	Cia Paranaense de Energia - Copel Preference Shares Class B	7,231,751	14,693
	Bancolombia SA Preference Shares	1,283,917	13,187
	Metalurgica Gerdau SA Preference Shares	8,410,133	12,463
	Marcopolo SA Preference Shares	9,082,897	11,267
	Bradespar SA Preference Shares	3,265,134	9,315
	Grupo de Inversiones Suramericana SA Preference Shares	898,653	8,013
	Unipar Carbocloro SA Preference Shares Class B	686,100	6,597
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	6,378,669	6,216
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,641,392	5,352
	Banco Pan SA Preference Shares	3,790,591	5,083
	Raizen SA Preference Shares	15,932,485	5,081
	Alpargatas SA Preference Shares	2,933,554	3,825
*	Braskem SA Preference Shares Class A	1,887,969	3,550
	Randon SA Implementos e Participacoes Preference Shares	2,226,134	3,519
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	2,204,636	2,816
*	Azul SA Preference Shares	9,163,246	2,374
	Banco ABC Brasil SA Preference Shares	611,200	2,337
	Taurus Armas SA Preference Shares	972,500	1,453
*,3	Mechel PJSC Preference Shares	899,940	—
	KGI Financial Holding Co. Ltd. Preference Shares	1,001	—
Total Preferred Stocks (Cost $1,451,086)			1,310,733
Rights (0.0%)
*	Minerva SA Exp. 5/29/25	2,374,870	799
*	MBK Public Co. Ltd. Exp. 12/31/25	553,233	13
Total Rights (Cost $1,486)			812
Warrants (0.0%)
*	VGI PCL Exp. 9/3/25	7,525,477	162
*	Top Glove Corp. Bhd. Exp. 2/9/30	1,301,292	66
*	Malaysian Resources Corp. Bhd. Exp. 10/29/27	3,624,441	44
*	VGI PCL Exp. 5/23/27	18,209,185	17
*	Energy Absolute PCL Exp. 2/13/28	1,341,278	13
Total Warrants (Cost $—)			302

Emerging Markets Stock Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[4,5] Vanguard Market Liquidity Fund, 4.350% (Cost $3,482,455)	34,830,154	3,482,667
Total Investments (102.4%) (Cost $85,882,947)		114,730,630
Other Assets and Liabilities—Net (-2.4%)		(2,652,935)
Net Assets (100%)		112,077,695
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2025, the aggregate value was $7,169,448, representing 6.4% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,420,971.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,537,312 was received for securities on loan, of which $1,536,678 is held in Vanguard Market Liquidity Fund and $634 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	June 2025	8,265	458,708	16,699

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/18/25	INR	46,202,714	USD	527,653	17,313	—
Citibank, N.A.	6/18/25	INR	44,159,041	USD	503,813	17,050	—
Toronto-Dominion Bank	6/18/25	INR	26,425,300	USD	301,238	10,452	—
HSBC Bank plc	6/18/25	INR	16,576,129	USD	193,353	2,165	—
State Street Bank & Trust Co.	6/18/25	INR	7,732,255	USD	89,516	1,687	—
BNP Paribas	6/18/25	INR	3,269,307	USD	37,299	1,263	—
Goldman Sachs International	6/18/25	USD	80,340	BRL	479,010	—	(3,086)
Standard Chartered Bank	6/18/25	USD	65,701	HKD	509,610	—	(51)
HSBC Bank plc	6/18/25	USD	63,849	INR	5,549,760	—	(1,611)
Toronto-Dominion Bank	6/18/25	USD	44,262	INR	3,895,982	—	(1,691)
State Street Bank & Trust Co.	6/18/25	USD	25,876	THB	863,088	—	(54)
Citibank, N.A.	6/18/25	USD	36,379	TWD	1,187,545	—	(906)
Bank of America, N.A.	6/18/25	USD	16,466	TWD	531,168	—	(210)
						49,930	(7,609)
BRL—Brazilian real.
HKD—Hong Kong dollar.
INR—Indian rupee.
THB—Thailand baht.
TWD—Taiwanese dollar.
USD—U.S. dollar.

Emerging Markets Stock Index Fund
Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Ambipar Participacoes e Empreendimentos SA Class B	8/29/25	BANA	7,488	10.660	80	—
China Airlines Ltd.	8/29/25	BANA	10,165	(1.087)	—	(301)
FTSE China A Stock Connect CNY All Cap Index	6/5/25	BANA	206,840	(1.037)	—	(6,890)
FTSE China A Stock Connect CNY All Cap Index	6/20/25	BANA	53,307	(0.837)	—	(1,767)
Novatek Microelectronics Corp.	4/22/26	GSI	33,858	(2.888)	1,807	—
Raia Drogasil SA	4/22/26	GSI	32,969	(2.738)	—	(3,286)
Sungrow Power Supply Co. Ltd. Class A	4/22/26	MSCS	7,179	0.663	—	(917)
TOTVS SA	4/22/26	GSI	12,015	0.662	931	—
					2,818	(13,161)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At April 30, 2025, the counterparties had deposited in segregated accounts securities with a value of $23,669 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities
As of April 30, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $82,400,492)	111,247,963
Affiliated Issuers (Cost $3,482,455)	3,482,667
Total Investments in Securities	114,730,630
Investment in Vanguard	3,053
Cash	634
Foreign Currency, at Value (Cost $291,244)	296,977
Cash Collateral Pledged—Futures Contracts	20,660
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	6,490
Receivables for Investment Securities Sold	78,987
Receivables for Accrued Income	173,671
Receivables for Capital Shares Issued	17,125
Variation Margin Receivable—Futures Contracts	950
Unrealized Appreciation—Forward Currency Contracts	49,930
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,818
Other Assets	2,886
Total Assets	115,384,811
Liabilities
Due to Custodian	73,292
Payables for Investment Securities Purchased	8,541
Collateral for Securities on Loan	1,537,312
Payables for Capital Shares Redeemed	12,511
Payables to Vanguard	3,629
Unrealized Depreciation—Forward Currency Contracts	7,609
Unrealized Depreciation—Over-the-Counter Swap Contracts	13,161
Deferred Foreign Capital Gains Taxes	1,651,061
Total Liabilities	3,307,116
Net Assets	112,077,695
1 Includes $1,420,971 of securities on loan.

Emerging Markets Stock Index Fund
Statement of Assets and Liabilities (continued)
At April 30, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	108,641,976
Total Distributable Earnings (Loss)	3,435,719
Net Assets	112,077,695

Investor Shares—Net Assets
Applicable to 2,226,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,798
Net Asset Value Per Share—Investor Shares	$28.65

ETF Shares—Net Assets
Applicable to 1,812,081,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,924,826
Net Asset Value Per Share—ETF Shares	$45.21

Admiral™ Shares—Net Assets
Applicable to 445,288,006 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,741,114
Net Asset Value Per Share—Admiral Shares	$37.60

Institutional Shares—Net Assets
Applicable to 279,248,153 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,982,946
Net Asset Value Per Share—Institutional Shares	$28.59

Institutional Plus Shares—Net Assets
Applicable to 56,416,032 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,365,011
Net Asset Value Per Share—Institutional Plus Shares	$95.10
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Operations

Six Months Ended April 30, 2025
($000)
Investment Income
Income
Dividends[1]	1,192,894
Interest[2]	46,687
Securities Lending—Net	21,739
Total Income	1,261,320
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,381
Management and Administrative—Investor Shares	81
Management and Administrative—ETF Shares	12,184
Management and Administrative—Admiral Shares	8,083
Management and Administrative—Institutional Shares	2,490
Management and Administrative—Institutional Plus Shares	1,048
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,388
Marketing and Distribution—Admiral Shares	629
Marketing and Distribution—Institutional Shares	166
Marketing and Distribution—Institutional Plus Shares	103
Custodian Fees	10,026
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	6,541
Shareholders’ Reports and Proxy Fees—Admiral Shares	503
Shareholders’ Reports and Proxy Fees—Institutional Shares	160
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	185
Trustees’ Fees and Expenses	28
Other Expenses	28
Total Expenses	47,028
Net Investment Income	1,214,292
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(695,975)
Futures Contracts	(20,371)
Swap Contracts	(19,396)
Forward Currency Contracts	(45,512)
Foreign Currencies	10,610
Realized Net Gain (Loss)	(770,644)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	(598,144)
Futures Contracts	38,529
Swap Contracts	2,400
Forward Currency Contracts	39,670
Foreign Currencies	(7,357)
Change in Unrealized Appreciation (Depreciation)	(524,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,254)
1	Dividends are net of foreign withholding taxes of $119,382.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $45,252, $43, and $50, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $36,684.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($179,917).
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,214,292	2,898,166
Realized Net Gain (Loss)	(770,644)	(1,762,890)
Change in Unrealized Appreciation (Depreciation)	(524,902)	21,999,887
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,254)	23,135,163
Distributions
Investor Shares	(1,533)	(1,929)
ETF Shares	(1,989,327)	(2,180,846)
Admiral Shares	(400,692)	(436,818)
Institutional Shares	(192,433)	(205,490)
Institutional Plus Shares	(126,731)	(123,311)
Total Distributions	(2,710,716)	(2,948,394)
Capital Share Transactions
Investor Shares	(1,262)	(15,428)
ETF Shares	1,411,606	(252,057)
Admiral Shares	117,234	(147,984)
Institutional Shares	137,603	(53,971)
Institutional Plus Shares	234,855	877,551
Net Increase (Decrease) from Capital Share Transactions	1,900,036	408,111
Total Increase (Decrease)	(891,934)	20,594,880
Net Assets
Beginning of Period	112,969,629	92,374,749
End of Period	112,077,695	112,969,629
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.38	$24.11	$22.40	$32.02	$27.86	$26.59
Investment Operations
Net Investment Income[1]	.283	.692	.696	.805	.670	.528
Net Realized and Unrealized Gain (Loss) on Investments	(.339)	5.286	1.729	(9.574)	4.133	1.456
Total from Investment Operations	(.056)	5.978	2.425	(8.769)	4.803	1.984
Distributions
Dividends from Net Investment Income	(.674)	(.708)	(.715)	(.851)	(.643)	(.714)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.674)	(.708)	(.715)	(.851)	(.643)	(.714)
Net Asset Value, End of Period	$28.65	$29.38	$24.11	$22.40	$32.02	$27.86
Total Return[2]	-0.15%	25.18%	10.72%	-27.83%	17.23%	7.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64	$67	$68	$92	$171	$162
Ratio of Total Expenses to Average Net Assets	0.29%	0.29%[3]	0.29%[3]	0.29%[3]	0.29%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.56%	2.74%	2.85%	2.05%	2.02%
Portfolio Turnover Rate[4]	3%	8%	5%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.29%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
FTSE Emerging Markets ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$46.36	$38.04	$35.35	$50.55	$43.98	$41.99
Investment Operations
Net Investment Income[1]	.496	1.189	1.230	1.410	1.186	.954
Net Realized and Unrealized Gain (Loss) on Investments	(.534)	8.339	2.677	(15.163)	6.506	2.249
Total from Investment Operations	(.038)	9.528	3.907	(13.753)	7.692	3.203
Distributions
Dividends from Net Investment Income	(1.112)	(1.208)	(1.217)	(1.447)	(1.122)	(1.213)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.112)	(1.208)	(1.217)	(1.447)	(1.122)	(1.213)
Net Asset Value, End of Period	$45.21	$46.36	$38.04	$35.35	$50.55	$43.98
Total Return	-0.04%	25.46%	10.95%	-27.68%	17.51%	7.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,925	$82,565	$68,051	$60,832	$80,116	$61,434
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.77%	3.06%	3.19%	2.29%	2.31%
Portfolio Turnover Rate[3]	3%	8%	5%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$38.55	$31.64	$29.39	$42.04	$36.57	$34.91
Investment Operations
Net Investment Income[1]	.400	.967	1.002	1.145	.949	.784
Net Realized and Unrealized Gain (Loss) on Investments	(.436)	6.927	2.241	(12.617)	5.432	1.870
Total from Investment Operations	(.036)	7.894	3.243	(11.472)	6.381	2.654
Distributions
Dividends from Net Investment Income	(.914)	(.984)	(.993)	(1.178)	(.911)	(.994)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.914)	(.984)	(.993)	(1.178)	(.911)	(.994)
Net Asset Value, End of Period	$37.60	$38.55	$31.64	$29.39	$42.04	$36.57
Total Return[2]	-0.05%	25.35%	10.92%	-27.76%	17.44%	7.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,741	$17,039	$14,094	$12,803	$17,690	$14,541
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[3]	0.14%[3]	0.14%[3]	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	2.16%	2.71%	3.00%	3.11%	2.21%	2.28%
Portfolio Turnover Rate[4]	3%	8%	5%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$29.32	$24.06	$22.35	$31.96	$27.81	$26.55
Investment Operations
Net Investment Income[1]	.311	.746	.777	.882	.736	.611
Net Realized and Unrealized Gain (Loss) on Investments	(.340)	5.273	1.698	(9.585)	4.120	1.415
Total from Investment Operations	(.029)	6.019	2.475	(8.703)	4.856	2.026
Distributions
Dividends from Net Investment Income	(.701)	(.759)	(.765)	(.907)	(.706)	(.766)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.701)	(.759)	(.765)	(.907)	(.706)	(.766)
Net Asset Value, End of Period	$28.59	$29.32	$24.06	$22.35	$31.96	$27.81
Total Return	-0.06%	25.43%	10.96%	-27.70%	17.45%	7.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,983	$8,042	$6,627	$5,715	$7,791	$6,592
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%[2]	0.10%[2]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.20%	2.75%	3.06%	3.15%	2.25%	2.34%
Portfolio Turnover Rate[3]	3%	8%	5%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2025	Year Ended October 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$97.52	$80.02	$74.35	$106.33	$92.51	$88.32
Investment Operations
Net Investment Income[1]	1.044	2.506	2.557	2.931	2.412	2.123
Net Realized and Unrealized Gain (Loss) on Investments	(1.124)	17.536	5.672	(31.875)	13.779	4.635
Total from Investment Operations	(.080)	20.042	8.229	(28.944)	16.191	6.758
Distributions
Dividends from Net Investment Income	(2.340)	(2.542)	(2.559)	(3.036)	(2.371)	(2.568)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.340)	(2.542)	(2.559)	(3.036)	(2.371)	(2.568)
Net Asset Value, End of Period	$95.10	$97.52	$80.02	$74.35	$106.33	$92.51
Total Return	-0.04%	25.46%	10.96%	-27.70%	17.49%	7.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,365	$5,257	$3,535	$3,572	$5,097	$4,645
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.22%	2.78%	3.03%	3.14%	2.22%	2.45%
Portfolio Turnover Rate[3]	3%	8%	5%	7%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Emerging Markets Stock Index Fund
Notes to Financial Statements
Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended April 30, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Emerging Markets Stock Index Fund
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended April 30, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Emerging Markets Stock Index Fund
For the six months ended April 30, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2025, the fund had contributed to Vanguard capital in the amount of $3,053,000, representing less than 0.01% of the fund’s net assets and 1.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,255,163	100,619,527	61,426	109,936,116
Preferred Stocks	1,310,733	—	—	1,310,733
Rights	—	812	—	812
Warrants	302	—	—	302
Temporary Cash Investments	3,482,667	—	—	3,482,667
Total	14,048,865	100,620,339	61,426	114,730,630

Derivative Financial Instruments
Assets
Futures Contracts[1]	16,699	—	—	16,699
Forward Currency Contracts	—	49,930	—	49,930
Swap Contracts	—	2,818	—	2,818
Total	16,699	52,748	—	69,447
Liabilities
Forward Currency Contracts	—	(7,609)	—	(7,609)
Swap Contracts	—	(13,161)	—	(13,161)
Total	—	(20,770)	—	(20,770)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Emerging Markets Stock Index Fund
D.  At April 30, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	16,699	—	16,699
Unrealized Appreciation—Forward Currency Contracts	—	49,930	49,930
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,818	—	2,818
Total Assets	19,517	49,930	69,447

Unrealized Depreciation—Forward Currency Contracts	—	(7,609)	(7,609)
Unrealized Depreciation—Over-the-Counter Swap Contracts	(13,161)	—	(13,161)
Total Liabilities	(13,161)	(7,609)	(20,770)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(20,371)	—	(20,371)
Swap Contracts	(19,396)	—	(19,396)
Forward Currency Contracts	—	(45,512)	(45,512)
Realized Net Gain (Loss) on Derivatives	(39,767)	(45,512)	(85,279)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	38,529	—	38,529
Swap Contracts	2,400	—	2,400
Forward Currency Contracts	—	39,670	39,670
Change in Unrealized Appreciation (Depreciation) on Derivatives	40,929	39,670	80,599
E.  As of April 30, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	88,060,468
Gross Unrealized Appreciation	43,223,930
Gross Unrealized Depreciation	(16,505,091)
Net Unrealized Appreciation (Depreciation)	26,718,839
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2024, the fund had available capital losses totaling $21,517,510,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended April 30, 2025, the fund purchased $3,063,334,000 of investment securities and sold $2,765,629,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $199,863,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,158	145	6,642	247
Issued in Lieu of Cash Distributions	1,533	55	1,929	74
Redeemed	(6,953)	(245)	(23,999)	(867)
Net Increase (Decrease)—Investor Shares	(1,262)	(45)	(15,428)	(546)

Emerging Markets Stock Index Fund
	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,411,606	31,194	2,498,111	56,075
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(2,750,168)	(64,000)
Net Increase (Decrease)—ETF Shares	1,411,606	31,194	(252,057)	(7,925)
Admiral Shares
Issued	1,569,365	42,190	2,818,992	79,694
Issued in Lieu of Cash Distributions	353,821	9,577	383,437	11,167
Redeemed	(1,805,952)	(48,430)	(3,350,413)	(94,419)
Net Increase (Decrease)—Admiral Shares	117,234	3,337	(147,984)	(3,558)
Institutional Shares
Issued	872,836	30,726	1,504,130	56,204
Issued in Lieu of Cash Distributions	185,403	6,598	197,562	7,562
Redeemed	(920,636)	(32,414)	(1,755,663)	(64,900)
Net Increase (Decrease)—Institutional Shares	137,603	4,910	(53,971)	(1,134)
Institutional Plus Shares
Issued	367,730	3,902	1,151,751	12,632
Issued in Lieu of Cash Distributions	120,148	1,285	114,704	1,319
Redeemed	(253,023)	(2,675)	(388,904)	(4,224)
Net Increase (Decrease)—Institutional Plus Shares	234,855	2,512	877,551	9,727
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q5332 062025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard International Equity Index Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	162,910,507,414	1,325,058,479	N/A	N/A
Mark Loughridge	161,779,716,916	2,455,848,977	N/A	N/A
Scott C. Malpass	162,287,296,830	1,948,269,062	N/A	N/A
John Murphy	162,995,476,150	1,240,089,743	N/A	N/A
Lubos Pastor	162,978,868,883	1,256,697,010	N/A	N/A
Rebecca Patterson	163,171,473,216	1,064,092,677	N/A	N/A
André F. Perold	162,649,544,071	1,586,021,822	N/A	N/A
Salim Ramji	162,591,448,439	1,644,117,454	N/A	N/A
Sarah Bloom Raskin	162,255,363,465	1,980,202,428	N/A	N/A
Grant Reid	162,946,566,150	1,288,999,743	N/A	N/A
David Thomas	162,861,755,701	1,373,810,192	N/A	N/A
Barbara Venneman	163,043,247,141	1,192,318,752	N/A	N/A
Peter F. Volanakis	161,854,422,880	2,381,143,013	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Emerging Markets Stock Index Fund

The board of trustees of Vanguard Emerging Markets Stock Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: June 23, 2025

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 23, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.